         As filed with the Securities and Exchange Commission on April 19, 2007

                                                     Registration No. 333-34741
                                                                      811-05200
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
   Pre-Effective Amendment No.                                          [ ]
   Post-Effective Amendment No. 21                                      [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 165                                                    [X]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)
                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752
                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128
                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                           Executive Vice President,
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680
                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered: Individual Variable Annuity Contracts

================================================================================

                                                                      THE FIXED
                                                           AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                                            AND
                                            METLIFE INVESTORS INSURANCE COMPANY
    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.
The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT.
      APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.
AIM VARIABLE INSURANCE FUNDS (SERIES 1):
   AIM V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

   VIP Equity-Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Developing Markets
   Securities Fund
   Templeton Foreign Securities Fund
MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid-Cap Portfolio
   Legg Mason Partners Aggressive Growth Portfolio (formerly Legg Mason Aggressive Growth Portfolio)

   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio


   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio


   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

   Van Kampen Mid-Cap Growth Portfolio (formerly Lord Abbett Growth Opportunities Portfolio)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED)):
   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   FI International Stock Portfolio (Class B)
   Franklin Templeton Small Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):
   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PUTNAM VARIABLE TRUST (CLASS IA):
   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund
RUSSELL INVESTMENT FUNDS:
   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):
   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B):
   Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or write us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.

The Contracts:
..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 30, 2007

                             TABLE OF CONTENTS PAGE


                  INDEX OF SPECIAL TERMS..................  2

                  SUMMARY.................................  3

                  FEE TABLES AND EXAMPLES.................  5

                  1. THE ANNUITY CONTRACT................. 11
                     Market Timing........................ 11

                  2. ANNUITY PAYMENTS (THE INCOME PHASE)   11
                     Annuity Date......................... 11
                     Annuity Payments..................... 11
                     Annuity Options...................... 12

                  3. PURCHASE............................. 14
                     Purchase Payments.................... 14
                     Allocation of Purchase Payments...... 14
                     Accumulation Units................... 14

                  4. INVESTMENT OPTIONS................... 14
                     Transfers............................ 17
                     Market Timing........................ 18
                     Dollar Cost Averaging Program........ 19
                     Automatic Rebalancing Program........ 20
                     Voting Rights........................ 21
                     Substitution......................... 21

                  5. EXPENSES............................. 22
                     Insurance Charges.................... 22
                     Contract Maintenance Charge.......... 22
                     Withdrawal Charge.................... 22
                     Reduction or Elimination of the
                      Withdrawal Charge................... 23
                     Premium Taxes and Other Taxes........ 23
                     Transfer Fee......................... 23
                     Investment Portfolio Expenses........ 23

                  6. ACCESS TO YOUR MONEY................. 24
                     Systematic Withdrawal Program........ 24
                     Suspension of Payments or Transfers.. 24

                  7. PERFORMANCE.......................... 25

                  8. DEATH BENEFIT........................ 25
                     Upon Your Death...................... 25
                     Death of Annuitant................... 26
                     Controlled Payout.................... 26

                  9. FEDERAL INCOME TAX STATUS............ 26
                     Taxation of Non-Qualified Contracts.. 27


                      Taxation of Qualified Contracts...  28
                      Tax Credits and Deductions........  30
                      Possible Tax Law Changes..........  30

                   10. OTHER INFORMATION................  31
                      MetLife Investors.................  31
                      The Separate Account..............  31
                      Distributor.......................  31
                      Selling Firms.....................  32
                      Ownership.........................  32
                      Beneficiary.......................  33
                      Assignment........................  33
                      Financial Statements..............  33

                   TABLE OF CONTENTS OF THE STATEMENT OF
                   ADDITIONAL INFORMATION...............  33

                   APPENDIX A
                   Condensed Financial Information...... A-1

                   APPENDIX B
                   Participating Investment Portfolios.. B-1


INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                               PAGE
                           Accumulation Phase... 11
                           Accumulation Unit.... 14
                           Annuitant............ 11
                           Annuity Date......... 11
                           Annuity Options...... 12
                           Annuity Payments..... 11
                           Annuity Unit......... 14
                           Beneficiary.......... 33
                           Fixed Account........ 11
                           Income Phase......... 11
                           Investment Portfolios 14
                           Joint Owner.......... 32
                           Non-Qualified........ 26
                           Owner................ 32
                           Purchase Payment..... 14
                           Qualified............ 26
                           Tax Deferral......... 11

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 3.5% depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.


.. There are also investment charges which currently range from 0.30% to 2.16% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.


6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                           Des Moines, IA 50306-0366
                                (800) 343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

               OWNER TRANSACTION EXPENSES TABLE
               WITHDRAWAL CHARGE (Note 1) 5%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0  (First 12 per year)
                                          Thereafter $25 or 2%
                                          of transfer, whichever
                                          is less.

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

                    CONTRACT MAINTENANCE CHARGE (Note 1) $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

                  Mortality and Expense Charge*          1.25%
                  Administration Expense Charge          0.15%
                                                         -----
                  Total Separate Account Product Charges 1.40%

* We are waiving the following amounts of the Mortality and Expense Charge: an amount equal to the investment portfolio expenses that are in excess of (1) 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B) and (2) 0.91% for account value allocated to the Met/AIM Capital Appreciation Portfolio (Class A).

--------------------------------------------------------------------------------
Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

Total Annual Investment                                                              Minimum Maximum
Portfolio Operating                                                                   0.30%   2.16%
Expenses (expenses that are deducted from investment
portfolio assets, including management fees, 12b-1/service fees, and other expenses)

--------------------------------------------------------------------------------

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



                                                        Distribution             Total   Contractual Fee Net Total
                                                           and/or               Annual    Waiver and/or   Annual
                                            Management Service(12b-1)  Other   Operating     Expense     Operating
Investment Portfolio:                          Fees         Fees      Expenses Expenses   Reimbursement  Expenses*
-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I
 AIM V.I. International Growth Fund            0.72%          --        0.39%    1.11%          --         1.11%(1)
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  SERVICE CLASS 2
 VIP Equity-Income Portfolio                   0.47%        0.25%       0.10%    0.82%          --         0.82%
-------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 1
 Templeton Developing Markets Securities
   Fund                                        1.23%          --        0.24%    1.47%          --         1.47%
 Templeton Foreign Securities Fund             0.63%          --        0.18%    0.81%        0.03%        0.78%(2)
-------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST(3)
 Lazard Mid-Cap Portfolio -- Class A           0.70%          --        0.06%    0.76%          --         0.76%
 Legg Mason Partners Aggressive Growth
   Portfolio -- Class A                        0.63%          --        0.09%    0.72%          --         0.72%
 Legg Mason Value Equity Portfolio --
   Class B                                     0.64%        0.25%       0.16%    1.05%          --         1.05%(4)
 Lord Abbett Bond Debenture Portfolio --
   Class A                                     0.50%          --        0.04%    0.54%          --         0.54%
 Lord Abbett Growth and Income Portfolio
   -- Class A                                  0.50%          --        0.03%    0.53%          --         0.53%
 Lord Abbett Mid-Cap Value Portfolio --
   Class A                                     0.68%          --        0.07%    0.75%          --         0.75%
 Met/AIM Capital Appreciation Portfolio --
   Class A                                     0.77%          --        0.09%    0.86%          --         0.86%(5)
 Met/AIM Small Cap Growth Portfolio --
   Class A                                     0.87%          --        0.06%    0.93%          --         0.93%(6)
 MFS(R) Research International Portfolio --
   Class A                                     0.72%          --        0.14%    0.86%          --         0.86%
 Neuberger Berman Real Estate Portfolio --
   Class A                                     0.64%          --        0.04%    0.68%          --         0.68%
 Oppenheimer Capital Appreciation Portfolio
   -- Class A                                  0.57%          --        0.05%    0.62%          --         0.62%(6)
 PIMCO Total Return Portfolio -- Class A       0.50%          --        0.05%    0.55%          --         0.55%
 T. Rowe Price Mid-Cap Growth Portfolio --
   Class B                                     0.75%        0.25%       0.03%    1.03%          --         1.03%
 Third Avenue Small Cap Value Portfolio --
   Class B                                     0.74%        0.25%       0.04%    1.03%          --         1.03%
 Van Kampen Comstock Portfolio -- Class B      0.61%        0.25%       0.04%    0.90%          --         0.90%
 Van Kampen Mid-Cap Growth Portfolio --
   Class A                                     0.70%          --        0.26%    0.96%        0.05%        0.91%(7)
-------------------------------------------------------------------------------------------------------------------

                                                         Distribution             Total   Contractual Fee   Net Total
                                                            and/or               Annual    Waiver and/or     Annual
                                             Management Service(12b-1)  Other   Operating     Expense       Operating
Investment Portfolio:                           Fees         Fees      Expenses Expenses   Reimbursement    Expenses*
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.(8)
 BlackRock Bond Income Portfolio --
   Class A                                      0.39%          --        0.07%    0.46%        0.01%        0.45%(9)
 BlackRock Money Market Portfolio --
   Class A                                      0.34%          --        0.04%    0.38%        0.01%        0.37%(10)
 BlackRock Strategic Value Portfolio --
   Class B                                      0.82%        0.25%       0.06%    1.13%          --         1.13%
 Capital Guardian U.S. Equity Portfolio --
   Class A                                      0.66%          --        0.06%    0.72%          --         0.72%
 Davis Venture Value Portfolio -- Class E       0.71%        0.15%       0.04%    0.90%          --         0.90%
 FI International Stock Portfolio -- Class B    0.85%        0.25%       0.13%    1.23%          --         1.23%
 Franklin Templeton Small Cap Growth
   Portfolio -- Class B                         0.90%        0.25%       0.15%    1.30%          --         1.30(11)
 Jennison Growth Portfolio -- Class B           0.63%        0.25%       0.05%    0.93%          --         0.93%
 MetLife Stock Index Portfolio -- Class A       0.25%          --        0.05%    0.30%        0.01%        0.29%(12)
 T. Rowe Price Large Cap Growth Portfolio
   -- Class A                                   0.60%          --        0.08%    0.68%          --         0.68%
 T. Rowe Price Small Cap Portfolio --
   Class A                                      0.51%          --        0.07%    0.58%          --         0.58%
 Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A           0.63%          --        0.07%    0.70%          --         0.70%
-------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE CLASS
 PIMCO VIT High Yield Portfolio                 0.25%          --        0.50%    0.75%          --         0.75%
 PIMCO VIT Low Duration Portfolio               0.25%          --        0.40%    0.65%          --         0.65%
 PIMCO VIT StocksPLUS(R) Growth and
   Income Portfolio                             0.30%          --        0.25%    0.55%          --         0.55%
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST - CLASS IA
 Putnam VT Growth and Income Fund               0.49%          --        0.06%    0.55%          --         0.55%
 Putnam VT Vista Fund                           0.65%          --        0.15%    0.80%          --         0.80%
-------------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                         0.95%          --        0.17%    1.12%        0.06%        1.06(1)(13)
 Core Bond Fund                                 0.60%          --        0.13%    0.73%        0.01%        0.72%(13)(14)
 Multi-Style Equity Fund                        0.78%          --        0.10%    0.88%          --         0.88%(1)(13)
 Non-U.S. Fund                                  0.95%          --        0.27%    1.22%        0.06%        1.16%(1)(13)
 Real Estate Securities Fund                    0.85%          --        0.06%    0.91%          --         0.91%



                                                                                                          Net Total
                                                                                                           Annual
                                                                                                          Operating
                                           Distribution             Total   Contractual Fee Net Total     Expenses
                                              and/or               Annual    Waiver and/or   Annual       Including
                               Management Service(12b-1)  Other   Operating     Expense     Operating    Underlying
Underlying Fund:                  Fee          Fees      Expenses Expenses   Reimbursement  Expenses*   Fund Expenses
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST(3)
 Cyclical Growth and Income
   ETF Portfolio -- Class B       0.45%        0.25%       0.11%    0.81%        0.01%        0.80%(15)     1.05%(16)
 Cyclical Growth ETF Portfolio
   -- Class B                     0.45%        0.25%       0.09%    0.79%          --         0.79%(15)     1.03%(17)
---------------------------------------------------------------------------------------------------------------------

                                                                                                          Net Total
                                                                                                           Annual
                                                                                                          Operating
                                           Distribution             Total   Contractual Fee Net Total     Expenses
                                              and/or               Annual    Waiver and/or   Annual       Including
                               Management Service(12b-1)  Other   Operating     Expense     Operating    Underlying
Underlying Fund:                  Fee          Fees      Expenses Expenses   Reimbursement  Expenses*   Fund Expenses
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  METLIFE ASSET ALLOCATION
  PROGRAM -- CLASS B
 MetLife Defensive Strategy
   Portfolio -- Class B           0.10%        0.25%       0.03%    0.38%        0.03%        0.35%(18)     0.98%(19)
 MetLife Moderate Strategy
   Portfolio -- Class B           0.08%        0.25%       0.02%    0.35%          --         0.35%         1.02%(19)
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  GALLATIN ASSET ALLOCATION
  PROGRAM - CLASS B
 Strategic Conservative Growth
   Portfolio -- Class B           0.15%        0.25%       0.46%    0.86%        0.46%        0.40%(20)     1.14%(21)
 Strategic Growth and Income
   Portfolio -- Class B           0.15%        0.25%       0.58%    0.98%        0.58%        0.40%(20)     1.08%(21)
 Strategic Growth Portfolio --
   Class B                        0.15%        0.25%       0.85%    1.25%        0.85%        0.40%(20)     1.23%(21)



  * Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

 (1) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
 (2) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
 (3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
 (4) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.
 (5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
 (6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
 (7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees. Due to a brokerage commission recapture not shown in the table, actual net total annual operating expenses for the Portfolio were 0.90% for the prior fiscal year.
 (8) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

 (9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(11) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.
(13) The Fund's Manager has contractually agreed to waive, at least until April 30, 2008, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding the following amounts of the Fund's average daily net assets on an annual basis: 1.05% for the Aggressive Equity Fund; 0.70% for the Core Bond Fund; 0.87% for the Multi-style Equity Fund; and, 1.15% for the Non-U.S. Fund.
(14) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(15) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.
(16) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, was 0.25%. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs and other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were 0.88%.
(17) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs and other investment companies, based upon the allocation of assets as of December 31, 2006, was 0.24%. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs and other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were 0.84%.
(18) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees.
(19) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.63% for the MetLife Defensive Strategy Portfolio and 0.67% for the MetLife Moderate Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.01% for the MetLife Defensive Strategy Portfolio and 1.02% for the MetLife Moderate Strategy Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(20) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.15%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's November 1, 2006 start date.
(21) Total operating expenses are annualized estimates based on the Portfolios' November 1, 2006 inception date. These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.83% for the Strategic Growth Portfolio, 0.74% for Strategic Conservative Growth Portfolio and 0.68% for the Strategic Growth and Income Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 2.16% for the Strategic Growth Portfolio, 1.69% for the Strategic Conservative Growth Portfolio and 1.73% for the Strategic Growth and Income Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Gallatin Asset Management, Inc. (See the fund prospectus for a description of each Portfolio's target allocation.)


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$862                    (a)$1,551                   (a)$2,308                   (a)$3,839
         (b)$677                    (b)$  997                   (b)$1,391                   (b)$2,042


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$362                    (a)$1,101                   (a)$1,858                   (a)$3,839
         (b)$177                    (b)$  547                   (b)$  941                   (b)$2,042


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you can continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 4% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.


As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information - Ownership."


MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.


We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,


2) the 3% assumed investment return used in the annuity table for the contract, and


3) the performance of the investment portfolios you selected.


If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.


Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments.

For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:


.. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.


.. The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

.. The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will not accept purchase payments made with cash, money orders, or travelers checks.


ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A

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SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE
INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolios Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolios Expenses" and "Other Information" - "Distributor") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (SERIES I)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


 AIM V.I. International Growth Fund


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


 VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:


 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Cyclical Growth ETF Portfolio (Class B)
 Cyclical Growth and Income ETF Portfolio (Class B)

 Lazard Mid-Cap Portfolio
 Legg Mason Partners Aggressive Growth Portfolio

 Legg Mason Value Equity Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio


 Lord Abbett Mid-Cap Value Portfolio
 Met/AIM Capital Appreciation Portfolio
 Met/AIM Small Cap Growth Portfolio


 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Mid-Cap Growth Portfolio (Class B)
 Third Avenue Small Cap Value Portfolio (Class B)
 Van Kampen Comstock Portfolio (Class B)

 Van Kampen Mid-Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio

 BlackRock Money Market Portfolio
 BlackRock Strategic Value Portfolio (Class B)
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio (Class E)
 FI International Stock Portfolio (Class B)
 Franklin Templeton Small Cap Growth Portfolio (Class B)
 Jennison Growth Portfolio (Class B)
 MetLife Stock Index Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

 PIMCO VIT High Yield Portfolio
 PIMCO VIT Low Duration Portfolio
 PIMCO VIT StocksPLUS(R) Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

 Putnam VT Growth and Income Fund
 Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
 Core Bond Fund
 Multi-Style Equity Fund
 Non-U.S. Fund
 Real Estate Securities Fund


MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio

MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

 Strategic Growth and Income Portfolio
 Strategic Conservative Growth Portfolio
 Strategic Growth Portfolio


TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record all telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING

Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios i.e., AIM V.I. International Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lord Abbett Bond Debenture Portfolio,
Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, PIMCO High Yield Portfolio, Russell Aggressive Equity Fund, and Russell Non-U.S. Fund (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the investment portfolios to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase. MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.


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

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

The following MetLife Asset Allocation Program Portfolios (Class B) are available under the contract:

..  MetLife Defensive Strategy Portfolio

..  MetLife Moderate Strategy Portfolio

Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife Asset Allocation Program Portfolios.

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations.

(See the fund prospectus for a description of each portfolio's target allocation.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

DESCRIPTION OF THE GALLATIN ASSET ALLOCATION PORTFOLIOS

The following Gallatin Asset Allocation Portfolios (Class B) are available under the contract:

..  Strategic Growth and Income Portfolio

..  Strategic Conservative Growth Portfolio

..  Strategic Growth Portfolio

Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the Gallatin Asset Allocation Portfolios. Gallatin Asset Management, Inc. ("Gallatin"), an affiliate of A.G. Edwards, is the sub-adviser of each of these portfolios.

Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc. that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). (See the fund prospectus for a description of each portfolio's target allocation.) Gallatin establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Gallatin may add new underlying investment portfolios or replace existing underlying investment portfolios or change the allocations among the underlying investment portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the underlying investment portfolios, or the availability of other underlying investment portfolios that may provide a risk-adjusted benefit to a portfolio.

On a regular basis, Gallatin will evaluate each Gallatin Asset Allocation Portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, Gallatin will consider whether to make changes to any of the underlying investment portfolios.


VOTING RIGHTS


MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES


Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:


1) the mortality and expense risk premium, and

2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

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

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals, death benefits, or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when its fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information on each investment portfolio's redemption fee, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently, 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium or other tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


When you make a withdrawal, the amount of the death benefit may be reduced. (See "Death Benefit.")

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. SEE "FEDERAL INCOME TAX STATUS."

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;


..  an emergency exists, as determined by the Securities and Exchange
   Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or


.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this available option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non- deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS.

In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as page 21 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA.

Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that the contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees, and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


Any amount of the death benefit that exceeds the account value is paid from our general account. Death benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. We no longer offer the contracts to new purchasers, but we continue to accept purchase payments from existing contract owners.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to it a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and contract value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2006 the percentage fees paid to A.G. Edwards ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards financial consultant.

Gallatin Asset Management, Inc. an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth ETF Portfolio, Cyclical Growth and Income ETF Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and the Strategic Growth Portfolio (the "Gallatin-Subadvised Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the Gallatin-Subadvised Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (see the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of Met Investors Series Trust.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the Gallatin-Subadvised Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the Gallatin-Subadvised Portfolios.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.


JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.77      183,488
   01/01/1999    to    12/31/1999                 11.77     16.79      901,235
   01/01/2000    to    12/31/2000                 16.79     14.75    3,126,329
   01/01/2001    to    12/31/2001                 14.75     11.18    3,737,754
   01/01/2002    to    12/31/2002                 11.18      8.34    3,126,907
   01/01/2003    to    12/31/2003                  8.34     10.65    2,649,823
   01/01/2004    to    12/31/2004                 10.65     11.20    2,158,509
   01/01/2005    to    12/31/2005                 11.20     12.02    1,652,443
   01/01/2006    to    12/31/2006                 12.02     12.60      954,755
--------------------------------------------------------------------------------
AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.39      204,072
   01/01/1999    to    12/31/1999                 11.39     17.42      277,998
   01/01/2000    to    12/31/2000                 17.42     12.64      604,303
   01/01/2001    to    12/31/2001                 12.64      9.55      664,626
   01/01/2002    to    12/31/2002                  9.55      7.94      568,165
   01/01/2003    to    12/31/2003                  7.94     10.11      476,838
   01/01/2004    to    12/31/2004                 10.11     12.36      396,902
   01/01/2005    to    12/31/2005                 12.36     14.38      361,297
   01/01/2006    to    12/31/2006                 14.38     18.18      272,122
--------------------------------------------------------------------------------
AIM V.I. - PREMIER EQUITY FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     13.06      521,890
   01/01/1999    to    12/31/1999                 13.06     16.73    2,544,761
   01/01/2000    to    12/31/2000                 16.73     14.08    5,573,084
   01/01/2001    to    12/31/2001                 14.08     12.15    6,321,722
   01/01/2002    to    12/31/2002                 12.15      8.36    5,277,324
   01/01/2003    to    12/31/2003                  8.36     10.31    4,466,131
   01/01/2004    to    04/30/2004                 10.31     10.12    4,181,195
--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
(NOW MIST JANUS AGGRESSIVE GROWTH)
   01/01/1998    to    12/31/1998                 10.00     14.60      667,854
   01/01/1999    to    12/31/1999                 14.60     19.04    2,065,459
   01/01/2000    to    12/31/2000                 19.04     15.67    3,937,242
   01/01/2001    to    12/31/2001                 15.67     12.79    4,644,437
   01/01/2002    to    12/31/2002                 12.79      8.75    3,763,649
   01/01/2003    to    12/31/2003                  8.75     10.67    3,417,300
   01/01/2004    to    04/30/2004                 10.67     10.56    3,293,839
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
(NOW MIST NEUBERGER BERMAN REAL ESTATE)
   01/01/1998    to    12/31/1998                     10.00      7.99      191,411
   01/01/1999    to    12/31/1999                      7.99      7.47      475,475
   01/01/2000    to    12/31/2000                      7.47      9.34      941,017
   01/01/2001    to    12/31/2001                      9.34     10.20    1,096,694
   01/01/2002    to    12/31/2002                     10.20     10.32    1,012,013
   01/01/2003    to    12/31/2003                     10.32     14.18      936,692
   01/01/2004    to    12/31/2004                     14.18     18.96      762,560
   01/01/2005    to    04/30/2005                     18.96     18.21      693,766
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS SMALL CAP VALUE - CLASS B
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS B)
   05/01/2001    to    12/31/2001                     10.00     11.10        3,329
   01/01/2002    to    12/31/2002                     11.10     10.24       98,595
   01/01/2003    to    12/31/2003                     10.24     14.23      105,701
   01/01/2004    to    04/30/2004                     14.23     14.43       98,651
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS VALUE - CLASS B
(NOW MIST LORD ABBETT GROWTH AND INCOME - CLASS B)
   05/01/2001    to    12/31/2001                     10.00      9.98       13,023
   01/01/2002    to    12/31/2002                      9.98      8.56       49,381
   01/01/2003    to    12/31/2003                      8.56     10.85       65,971
   01/01/2004    to    04/30/2004                     10.85     10.88       62,221
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INCOME AND GROWTH - CLASS I
   11/19/1999    to    12/31/1999                     10.00     10.32       27,012
   01/01/2000    to    12/31/2000                     10.32      9.10      900,367
   01/01/2001    to    12/31/2001                      9.10      8.22    2,575,460
   01/01/2002    to    12/31/2002                      8.22      6.54    4,965,327
   01/01/2003    to    12/31/2003                      6.54      8.34    6,117,756
   01/01/2004    to    04/30/2004                      8.34      8.42    5,747,784
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INTERNATIONAL - CLASS I
   11/19/1999    to    12/31/1999                     10.00     12.51          155
   01/01/2000    to    12/31/2000                     12.51     10.27       61,640
   01/01/2001    to    12/31/2001                     10.27      7.19       78,823
   01/01/2002    to    12/31/2002                      7.19      5.64       85,518
   01/01/2003    to    12/31/2003                      5.64      6.93       88,769
   01/01/2004    to    04/30/2004                      6.93      7.00       86,959
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
AMERICAN CENTURY - VP VALUE - CLASS I
   11/19/1999    to    12/31/1999                            10.00      9.58      17,999
   01/01/2000    to    12/31/2000                             9.58     11.16     425,321
   01/01/2001    to    12/31/2001                            11.16     12.43     899,401
   01/01/2002    to    12/31/2002                            12.43     10.71     859,930
   01/01/2003    to    12/31/2003                            10.71     13.62     725,841
   01/01/2004    to    04/30/2004                            13.62     14.05     695,955
-------------------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.12      22,221
   01/01/2000    to    12/31/2000                            10.12      9.90     485,604
   01/01/2001    to    12/31/2001                             9.90      8.86     826,798
   01/01/2002    to    12/31/2002                             8.86      7.27     682,347
   01/01/2003    to    12/31/2003                             7.27      8.69     576,959
   01/01/2004    to    04/30/2004                             8.69      8.74     571,756
-------------------------------------------------------------------------------------------
DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.30         944
   01/01/2000    to    12/31/2000                            10.30      9.22      30,230
   01/01/2001    to    12/31/2001                             9.22      7.88      34,563
   01/01/2002    to    12/31/2002                             7.88      6.01      22,319
   01/01/2003    to    12/31/2003                             6.01      7.33      15,866
   01/01/2004    to    04/30/2004                             7.33      7.24      17,139
-------------------------------------------------------------------------------------------
DREYFUS VIF - STOCK INDEX FUND - INITIAL SHARES
(NOW MSF METLIFE STOCK INDEX)
   11/19/1999    to    12/31/1999                            10.00     10.32       1,373
   01/01/2000    to    12/31/2000                            10.32      9.23     147,375
   01/01/2001    to    12/31/2001                             9.23      7.99     215,068
   01/01/2002    to    12/31/2002                             7.99      6.12     125,499
   01/01/2003    to    12/31/2003                             6.12      7.75     113,629
   01/01/2004    to    12/31/2004                             7.75      8.45      98,455
   01/01/2005    to    04/30/2005                             8.45      8.07      85,977
-------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE
VIP - CLASS A
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
   01/01/1998    to    12/31/1998                            10.00      8.75     245,092
   01/01/1999    to    12/31/1999                             8.75      8.87     496,083
   01/01/2000    to    12/31/2000                             8.87      9.10     518,884
   01/01/2001    to    12/31/2001                             9.10     10.58     524,101
   01/01/2002    to    12/31/2002                            10.58      9.25     495,020
   01/01/2003    to    12/31/2003                             9.25     12.95     407,422
   01/01/2004    to    12/31/2004                            12.95     16.10     245,905
   01/01/2005    to    04/30/2005                            16.10     15.12     225,068
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY
SECURITIES VIP - CLASS A
   01/01/1998    to    12/31/1998                           10.00     10.56       59,712
   01/01/1999    to    12/31/1999                           10.56     10.48      218,804
   01/01/2000    to    12/31/2000                           10.48     11.47      201,531
   01/01/2001    to    12/31/2001                           11.47     12.24      227,714
   01/01/2002    to    12/31/2002                           12.24     13.04      260,901
   01/01/2003    to    12/31/2003                           13.04     13.15      190,394
   01/01/2004    to    12/31/2004                           13.15     13.46      135,211
   01/01/2005    to    12/31/2005                           13.46     13.61      104,232
   01/01/2006    to    12/31/2006                           13.61     13.98       44,325
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) INTERNATIONAL VIP - CLASS A
   11/19/1999    to    12/31/1999                           10.00     11.63       14,499
   01/01/2000    to    12/31/2000                           11.63      8.98      303,945
   01/01/2001    to    12/31/2001                            8.98      6.12      522,292
   01/01/2002    to    12/31/2002                            6.12      4.93      457,388
   01/01/2003    to    12/31/2003                            4.93      6.21      394,176
   01/01/2004    to    04/30/2004                            6.21      6.31      385,410
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP -
CLASS A
   01/01/1998    to    12/31/1998                           10.00     11.68       76,492
   01/01/1999    to    12/31/1999                           11.68     15.49      113,560
   01/01/2000    to    12/31/2000                           15.49     13.64      249,067
   01/01/2001    to    12/31/2001                           13.64      9.58      262,419
   01/01/2002    to    12/31/2002                            9.58      6.29      236,462
   01/01/2003    to    12/31/2003                            6.29      8.24      245,672
   01/01/2004    to    12/31/2004                            8.24      9.02      202,226
   01/01/2005    to    12/31/2005                            9.02      9.53      158,987
   01/01/2006    to    12/31/2006                            9.53      9.89      124,814
------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           11.74     11.16      207,842
   01/01/2002    to    12/31/2002                           11.16      9.10       87,920
   01/01/2003    to    12/31/2003                            9.10     11.67      229,136
   01/01/2004    to    12/31/2004                           11.67     12.80      332,212
   01/01/2005    to    12/31/2005                           12.80     13.33      290,583
   01/01/2006    to    12/31/2006                           13.33     15.76       49,308
------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           14.01     12.63      295,355
   01/01/2002    to    12/31/2002                           12.63      8.67      122,981
   01/01/2003    to    12/31/2003                            8.67     11.33      690,704
   01/01/2004    to    12/31/2004                           11.33     11.52    2,611,368
   01/01/2005    to    12/31/2005                           11.52     11.99    2,902,954
   01/01/2006    to    04/30/2006                           11.99     12.52      166,798
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
(NOW MIST LORD ABBETT BOND DEBENTURE - CLASS B)
   04/26/2001    to    12/31/2001                            10.00      9.03        3,193
   01/01/2002    to    12/31/2002                             9.03      9.19       20,905
   01/01/2003    to    12/31/2003                             9.19     11.49       47,749
   01/01/2004    to    12/31/2004                            11.49     12.39       50,126
   01/01/2005    to    04/30/2005                            12.39     11.92       45,666
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      7.55       89,960
   01/01/1999    to    12/31/1999                             7.55     11.46      304,489
   01/01/2000    to    12/31/2000                            11.46      7.71      697,304
   01/01/2001    to    12/31/2001                             7.71      6.99      976,427
   01/01/2002    to    12/31/2002                             6.99      6.89      843,855
   01/01/2003    to    12/31/2003                             6.89     10.45      768,313
   01/01/2004    to    12/31/2004                            10.45     12.86      663,058
   01/01/2005    to    12/31/2005                            12.86     16.21      554,323
   01/01/2006    to    12/31/2006                            16.21     20.53      395,792
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.14      164,775
   01/01/1999    to    12/31/1999                             9.14     11.15      826,137
   01/01/2000    to    12/31/2000                            11.15     10.75    1,393,831
   01/01/2001    to    12/31/2001                            10.75      8.93    1,553,542
   01/01/2002    to    12/31/2002                             8.93      7.19    1,451,378
   01/01/2003    to    12/31/2003                             7.19      9.39    1,450,366
   01/01/2004    to    12/31/2004                             9.39     11.01    1,355,505
   01/01/2005    to    12/31/2005                            11.01     12.00    1,211,193
   01/01/2006    to    12/31/2006                            12.00     14.40      992,053
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.63      106,035
   01/01/1999    to    12/31/1999                             9.63     10.41      247,806
   01/01/2000    to    12/31/2000                            10.41     11.58      709,561
   01/01/2001    to    12/31/2001                            11.58     12.25    1,022,355
   01/01/2002    to    12/31/2002                            12.25     10.69      874,411
   01/01/2003    to    12/31/2003                            10.69     13.22      810,909
   01/01/2004    to    04/30/2004                            13.22     13.44      799,072
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON SMALL CAP - CLASS 1
(NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
   03/01/1999    to    12/31/1999                            10.00     17.68       55,398
   01/01/2000    to    12/31/2000                            17.68     14.58      338,504
   01/01/2001    to    12/31/2001                            14.58     12.22      405,503
   01/01/2002    to    12/31/2002                            12.22      8.61      426,059
   01/01/2003    to    12/31/2003                             8.61     11.69      420,674
   01/01/2004    to    04/30/2004                            11.69     11.92      403,327
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM. UNITS
                                                 BEGINNING    END       END OF
                                                 OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------
GACC MONEY MARKET
(NOW MSF BLACKROCK MONEY MARKET)
   06/03/1996    to    12/31/1996                  10.00     10.23       34,964
   01/01/1997    to    12/31/1997                  10.23     10.67      311,051
   01/01/1998    to    12/31/1998                  10.67     11.11    1,473,737
   01/01/1999    to    12/31/1999                  11.11     11.53    3,709,173
   01/01/2000    to    12/31/2000                  11.53     12.10    2,265,284
   01/01/2001    to    12/31/2001                  12.10     12.41    2,923,506
   01/01/2002    to    12/31/2002                  12.41     12.44    2,887,332
   01/01/2003    to    04/25/2003                  12.44     12.43    2,879,801
---------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH AND INCOME
   01/01/2003    to    12/31/2003                   7.57      9.28      476,521
   01/01/2004    to    04/30/2004                   9.28      9.46      455,443
---------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY
   01/01/2003    to    12/31/2003                   7.84     10.48      190,303
   01/01/2004    to    04/30/2004                  10.48     10.23      176,044
---------------------------------------------------------------------------------
INVESCO VIF - DYNAMICS FUND
(NOW MIST T. ROWE PRICE MID-CAP GROWTH--CLASS A)
   11/19/1999    to    12/31/1999                  10.00     11.14       16,259
   01/01/2000    to    12/31/2000                  11.14     10.60      427,434
   01/01/2001    to    12/31/2001                  10.60      7.20    1,301,752
   01/01/2002    to    12/31/2002                   7.20      4.84    2,583,488
   01/01/2003    to    12/31/2003                   4.84      6.57    3,018,591
   01/01/2004    to    04/30/2004                   6.57      6.71    2,829,369
---------------------------------------------------------------------------------
INVESCO VIF - HIGH YIELD FUND
   11/19/1999    to    12/31/1999                  10.00     10.12        5,548
   01/01/2000    to    12/31/2000                  10.12      8.81      209,530
   01/01/2001    to    12/31/2001                   8.81      7.40      468,388
   01/01/2002    to    12/31/2002                   7.40      7.20      323,300
   01/01/2003    to    12/31/2003                   7.20      8.88      276,076
   01/01/2004    to    04/30/2004                   8.88      9.01      264,373
---------------------------------------------------------------------------------
MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
(NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
   01/01/1998    to    12/31/1998                  10.00     13.23      539,659
   01/01/1999    to    12/31/1999                  13.23     23.06    1,237,361
   01/01/2000    to    12/31/2000                  23.06     18.28    1,710,417
   01/01/2001    to    12/31/2001                  18.28     11.99    1,651,486
   01/01/2002    to    12/31/2002                  11.99      7.83    1,337,953
   01/01/2003    to    12/31/2003                   7.83     10.06    1,168,700
   01/01/2004    to    04/30/2004                  10.06     10.27    1,091,223
---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00      9.85      219,209
   01/01/1999    to    12/31/1999                 9.85     10.33      437,876
   01/01/2000    to    12/31/2000                10.33      9.51      546,225
   01/01/2001    to    12/31/2001                 9.51      9.57      780,005
   01/01/2002    to    12/31/2002                 9.57      9.68      853,177
   01/01/2003    to    12/31/2003                 9.68     11.26      863,525
   01/01/2004    to    12/31/2004                11.26     12.12      676,432
   01/01/2005    to    04/30/2005                12.12     11.74      634,726
-------------------------------------------------------------------------------
MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00     12.07      581,434
   01/01/1999    to    12/31/1999                12.07     12.70    1,373,014
   01/01/2000    to    12/31/2000                12.70     12.50    2,041,279
   01/01/2001    to    12/31/2001                12.50     10.36    2,514,762
   01/01/2002    to    12/31/2002                10.36      8.07    2,271,135
   01/01/2003    to    12/31/2003                 8.07      9.73    2,198,563
   01/01/2004    to    12/31/2004                 9.73     10.68    1,775,231
   01/01/2005    to    04/30/2005                10.68     10.22    1,656,416
-------------------------------------------------------------------------------
MFS/VIT NEW DISCOVERY SERIES - INITIAL CLASS
(NOW MIST MET/AIM SMALL CAP GROWTH)
   09/01/2000    to    12/31/2000                10.00      8.60       16,967
   01/01/2001    to    12/31/2001                 8.60      8.05      832,101
   01/01/2002    to    12/31/2002                 8.05      5.43      914,935
   01/01/2003    to    12/31/2003                 5.43      7.16    1,036,706
   01/01/2004    to    12/31/2004                 7.16      7.52      982,516
   01/01/2005    to    04/30/2005                 7.52      6.46      952,609
-------------------------------------------------------------------------------
MFS/VIT RESEARCH SERIES - INITIAL CLASS
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.17      464,786
   01/01/1999    to    12/31/1999                12.17     14.89    1,098,586
   01/01/2000    to    12/31/2000                14.89     13.97    1,487,387
   01/01/2001    to    12/31/2001                13.97     10.85    1,538,541
   01/01/2002    to    12/31/2002                10.85      8.07    1,234,964
   01/01/2003    to    12/31/2003                 8.07      9.93    1,049,818
   01/01/2004    to    04/30/2004                 9.93     10.12    1,008,156
-------------------------------------------------------------------------------
MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
(NOW MSF SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES)
   01/01/1998    to    12/31/1998                10.00     10.67        2,082
   01/01/1999    to    12/31/1999                10.67     10.26        7,473
   01/01/2000    to    12/31/2000                10.26     10.61       14,766
   01/01/2001    to    12/31/2001                10.61     10.96       20,273
   01/01/2002    to    12/31/2002                10.96     11.72      141,790
   01/01/2003    to    12/31/2003                11.72     12.75      136,455
   01/01/2004    to    04/30/2004                12.75     12.73      126,381
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.17       639,117
   01/01/2006    to    12/31/2006                           10.17     11.42        86,053
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH AND INCOME ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.13       197,588
   01/01/2006    to    12/31/2006                           10.13     11.16       125,878
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
   04/30/1996    to    12/31/1996                           10.00     11.33     1,389,606
   01/01/1997    to    12/31/1997                           11.33     14.89     1,473,929
   01/01/1998    to    12/31/1998                           14.89     19.43     4,178,035
   01/01/1999    to    12/31/1999                           19.43     22.55    10,050,149
   01/01/2000    to    12/31/2000                           22.55     19.66    10,667,988
   01/01/2001    to    12/31/2001                           19.66     17.18     9,604,542
   01/01/2002    to    12/31/2002                           17.18     12.71     7,712,034
   01/01/2003    to    04/25/2003                           12.71     13.03     7,219,008
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
   04/30/1996    to    12/31/1996                           10.21     10.97     1,306,892
   01/01/1997    to    12/31/1997                           10.97     11.46     5,440,592
   01/01/1998    to    12/31/1998                           11.46     12.89     7,309,325
   01/01/1999    to    12/31/1999                           12.89     16.33     7,578,951
   01/01/2000    to    12/31/2000                           16.33     13.41     7,802,123
   01/01/2001    to    12/31/2001                           13.41     10.54     6,798,044
   01/01/2002    to    12/31/2002                           10.54      8.69     5,234,918
   01/01/2003    to    04/25/2003                            8.69      8.33     4,859,536
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   04/30/1996    to    12/31/1996                            9.90     10.37       508,830
   01/01/1997    to    12/31/1997                           10.37     11.16     1,433,081
   01/01/1998    to    12/31/1998                           11.16     11.91     3,323,343
   01/01/1999    to    12/31/1999                           11.91     11.57     7,608,610
   01/01/2000    to    12/31/2000                           11.57     12.71     6,709,012
   01/01/2001    to    12/31/2001                           12.71     13.41     6,655,731
   01/01/2002    to    12/31/2002                           13.41     14.41     6,096,575
   01/01/2003    to    12/31/2003                           14.41     14.78     5,085,444
   01/01/2004    to    11/19/2004                           14.78     15.20     4,107,037
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM. UNITS
                                                       BEGINNING    END       END OF
                                                       OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------------
MIST - J.P. MORGAN SELECT EQUITY - CLASS A
(NOW MSF CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
   04/30/1996    to    12/31/1996                        10.08     10.84     2,044,523
   01/01/1997    to    12/31/1997                        10.84     14.05     6,903,606
   01/01/1998    to    12/31/1998                        14.05     16.99    10,544,818
   01/01/1999    to    12/31/1999                        16.99     18.38    12,271,286
   01/01/2000    to    12/31/2000                        18.38     17.00    12,047,555
   01/01/2001    to    12/31/2001                        17.00     15.75    10,844,584
   01/01/2002    to    12/31/2002                        15.75     11.55     8,484,458
   01/01/2003    to    12/31/2003                        11.55     15.21     7,250,220
   01/01/2004    to    11/19/2004                        15.21     16.41     5,985,944
---------------------------------------------------------------------------------------
MIST - LARGE CAP RESEARCH - CLASS A
   01/01/1997    to    12/31/1997                        10.00      9.90       124,559
   01/01/1998    to    12/31/1998                         9.90     11.83     1,094,920
   01/01/1999    to    12/31/1999                        11.83     14.64     2,260,424
   01/01/2000    to    12/31/2000                        14.64     16.25     2,796,457
   01/01/2001    to    02/09/2001                        16.25     16.10     2,874,281
---------------------------------------------------------------------------------------
MIST - LEGG MASON AGGRESSIVE GROWTH PORTFOLIO
(FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO) - CLASS A
   05/01/2004    to    12/31/2004                         9.08      9.89     3,095,338
   01/01/2005    to    12/31/2005                         9.89     11.10     2,310,326
   01/01/2006    to    12/31/2006                        11.10     10.77     1,691,832
---------------------------------------------------------------------------------------
MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                        10.42     11.17         3,235
---------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   04/30/1996    to    12/31/1996                        10.10     11.29       659,663
   01/01/1997    to    12/31/1997                        11.29     12.88     3,945,097
   01/01/1998    to    12/31/1998                        12.88     13.50     8,184,894
   01/01/1999    to    12/31/1999                        13.50     13.77    11,413,993
   01/01/2000    to    12/31/2000                        13.77     13.68    10,379,151
   01/01/2001    to    12/31/2001                        13.68     14.00     9,987,878
   01/01/2002    to    12/31/2002                        14.00     13.76     9,082,056
   01/01/2003    to    12/31/2003                        13.76     16.21     8,247,095
   01/01/2004    to    12/31/2004                        16.21     17.33     6,997,284
   01/01/2005    to    12/31/2005                        17.33     17.40     5,920,743
   01/01/2006    to    12/31/2006                        17.40     18.77     4,549,243
---------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS B
   05/01/2005    to    12/31/2005                        11.94     12.42           653
   01/01/2006    to    12/31/2006                        12.42     13.37             0
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         AUV AT    AUV AT   ACCUM. UNITS
                                                        BEGINNING    END       END OF
                                                        OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------------
MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
   08/19/1997    to    12/31/1997                         10.00     10.53       148,658
   01/01/1998    to    12/31/1998                         10.53     11.07     1,342,201
   01/01/1999    to    12/31/1999                         11.07     14.45     2,153,899
   01/01/2000    to    12/31/2000                         14.45     11.57     3,364,546
   01/01/2001    to    12/31/2001                         11.57     10.63     3,007,893
   01/01/2002    to    12/31/2002                         10.63      7.44     2,431,192
   01/01/2003    to    04/25/2003                          7.44      7.48     2,306,133
----------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/08/1999    to    12/31/1999                         35.90     39.46    21,128,621
   01/01/2000    to    12/31/2000                         39.46     44.62    19,739,469
   01/01/2001    to    12/31/2001                         44.62     41.48    19,653,991
   01/01/2002    to    12/31/2002                         41.48     33.56     7,487,100
   01/01/2003    to    12/31/2003                         33.56     43.37    18,337,534
   01/01/2004    to    12/31/2004                         43.37     48.29    17,755,836
   01/01/2005    to    12/31/2005                         48.29     49.37    14,382,114
   01/01/2006    to    12/31/2006                         49.37     57.47    10,701,249
----------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS B
   05/01/2004    to    12/31/2004                         41.91     46.43        23,544
   01/01/2005    to    12/31/2005                         46.43     47.34         2,864
   01/01/2006    to    12/31/2006                         47.34     54.99         2,565
----------------------------------------------------------------------------------------
MIST - LORD ABBETT MID-CAP VALUE - CLASS A
   08/19/1997    to    12/31/1997                         10.00     10.47       194,386
   01/01/1998    to    12/31/1998                         10.47     10.44     1,642,553
   01/01/1999    to    12/31/1999                         10.44     10.88     2,528,900
   01/01/2000    to    12/31/2000                         10.88     16.40     3,377,783
   01/01/2001    to    12/31/2001                         16.40     17.48     3,949,594
   01/01/2002    to    12/31/2002                         17.48     15.63     4,352,632
   01/01/2003    to    12/31/2003                         15.63     19.45     4,295,222
   01/01/2004    to    12/31/2004                         19.45     23.94     4,370,738
   01/01/2005    to    12/31/2005                         23.94     25.56     3,683,994
   01/01/2006    to    12/31/2006                         25.56     28.35     2,673,192
----------------------------------------------------------------------------------------
MIST - MET/AIM CAPITAL APPRECIATION PORTFOLIO - CLASS A
   05/01/2006    to    12/31/2006                         14.94     14.77             0
----------------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2005    to    12/31/2005                          6.53      7.45       762,909
   01/01/2006    to    12/31/2006                          7.45      8.37       526,175
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   04/30/1996    to    12/31/1996                   10.51     11.31    1,237,405
   01/01/1997    to    12/31/1997                   11.31     13.49    3,940,243
   01/01/1998    to    12/31/1998                   13.49     12.58    5,532,610
   01/01/1999    to    12/31/1999                   12.58     17.93    5,435,852
   01/01/2000    to    12/31/2000                   17.93     15.82    5,473,303
   01/01/2001    to    12/31/2001                   15.82     14.28    4,744,773
   01/01/2002    to    12/31/2002                   14.28     11.12    3,725,339
   01/01/2003    to    12/31/2003                   11.12     14.12    3,095,716
   01/01/2004    to    12/31/2004                   14.12     16.50    2,474,085
   01/01/2005    to    12/31/2005                   16.50     17.91    1,914,223
   01/01/2006    to    12/31/2006                   17.91     20.29    1,464,477
----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                   10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                   13.28     15.69    3,631,096
   01/01/2005    to    12/31/2005                   15.69     18.07    3,937,426
   01/01/2006    to    12/31/2006                   18.07     22.62    3,042,974
----------------------------------------------------------------------------------
MIST - NEUBERGER BERMAN REAL ESTATE - CLASS A
   05/01/2005    to    12/31/2005                   18.16     20.89      577,966
   01/01/2006    to    12/31/2006                   20.89     28.41      408,587
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                    9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                   10.24     10.60    3,198,574
   01/01/2006    to    12/31/2006                   10.60     11.27    2,299,212
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                   11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                   12.21     12.34    4,580,153
   01/01/2006    to    12/31/2006                   12.34     12.75    3,735,873
----------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID-CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                    6.34      7.19    2,294,962
   01/01/2005    to    12/31/2005                    7.19      8.15    1,860,924
   01/01/2006    to    12/31/2006                    8.15      8.56      367,515
----------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID-CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                    6.12      7.12    3,539,464
   01/01/2005    to    12/31/2005                    7.12      8.04    3,595,782
   01/01/2006    to    12/31/2006                    8.04      8.42      149,407
----------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2005    to    12/31/2005                   15.24     18.08      168,089
   01/01/2006    to    12/31/2006                   18.08     20.21      129,336
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       AUV AT    AUV AT   ACCUM. UNITS
                                                      BEGINNING    END       END OF
                                                      OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS B
   05/01/2004    to    12/31/2004                       11.99     14.32      434,545
   01/01/2005    to    12/31/2005                       14.32     16.31      495,524
   01/01/2006    to    12/31/2006                       16.31     18.19       30,610
--------------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                       10.00     10.48      956,701
   01/01/2006    to    12/31/2006                       10.48     11.99      383,654
--------------------------------------------------------------------------------------
MIST - VAN KAMPEN MID-CAP GROWTH PORTFOLIO (FORMERLY
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO) - CLASS A
   05/01/2001    to    12/31/2001                        9.64      8.83       85,446
   01/01/2002    to    12/31/2002                        8.83      6.60      254,179
   01/01/2003    to    12/31/2003                        6.60      8.87    2,811,310
   01/01/2004    to    12/31/2004                        8.87      9.87    2,401,597
   01/01/2005    to    12/31/2005                        9.87     10.19    1,863,080
   01/01/2006    to    12/31/2006                       10.19     10.92    1,465,142
--------------------------------------------------------------------------------------
MIST - MAAP - METLIFE DEFENSIVE STRATEGY - CLASS B
   11/13/2006    to    12/31/2006                       11.04     11.16        5,282
--------------------------------------------------------------------------------------
MIST - MAAP - METLIFE MODERATE STRATEGY - CLASS B
   11/13/2006    to    12/31/2006                       11.42     11.61        2,005
--------------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC CONSERVATIVE GROWTH - CLASS B
   11/13/2006    to    12/31/2006                       10.00     10.24      103,200
--------------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC GROWTH AND INCOME - CLASS B
   11/13/2006    to    12/31/2006                       10.00     10.20       92,283
--------------------------------------------------------------------------------------
MIST - GAAP - STRATEGIC GROWTH PORTFOLIO - CLASS B
   11/13/2006     to    12/31/2006                      10.01     10.31       70,194
--------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2004    to    12/31/2004                       45.55     47.26      208,616
   01/01/2005    to    12/31/2005                       47.26     47.73      204,201
   01/01/2006    to    12/31/2006                       47.73     49.15      159,816
--------------------------------------------------------------------------------------
MSF - BLACKROCK MONEY MARKET - CLASS A
   01/01/2003    to    12/31/2003                       10.00      9.96    2,218,170
   01/01/2004    to    12/31/2004                        9.96      9.91    2,068,226
   01/01/2005    to    12/31/2005                        9.91     10.06    1,455,551
   01/01/2006    to    12/31/2006                       10.06     10.40    1,358,206
--------------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS B
   05/01/2004    to    12/31/2004                       16.11     18.13      158,295
   01/01/2005    to    12/31/2005                       18.13     18.57      110,156
   01/01/2006    to    12/31/2006                       18.57     21.33        4,409
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS A
   05/01/2004    to    12/31/2004                     11.03     11.45    8,961,130
   01/01/2005    to    12/31/2005                     11.45     11.95    7,043,342
   01/01/2006    to    12/31/2006                     11.95     12.97    5,461,828
------------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS B
   05/01/2003    to    12/31/2003                      8.42     10.59    1,666,051
   01/01/2004    to    12/31/2004                     10.59     11.39    2,566,300
   01/01/2005    to    12/31/2005                     11.39     11.85    2,247,652
   01/01/2006    to    12/31/2006                     11.85     12.83      284,161
------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS E
   05/01/2003    to    12/31/2003                      8.56     10.77    3,185,418
   01/01/2004    to    12/31/2004                     10.77     11.91    5,312,010
   01/01/2005    to    12/31/2005                     11.91     12.94    5,262,621
   01/01/2006    to    12/31/2006                     12.94     14.60      318,501
------------------------------------------------------------------------------------
MSF - FI INTERNATIONAL STOCK PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                     19.29     19.52        6,345
------------------------------------------------------------------------------------
MSF - FRANKLIN TEMPLETON SMALL CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      8.81      9.76      127,354
   01/01/2005    to    12/31/2005                      9.76     10.04      811,212
   01/01/2006    to    12/31/2006                     10.04     10.87       70,634
------------------------------------------------------------------------------------
MSF - JENNISON GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      9.64     10.48    1,028,049
   01/01/2005    to    12/31/2005                     10.48     11.73    1,242,714
   01/01/2006    to    12/31/2006                     11.73     11.86      130,351
------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2005    to    12/31/2005                      8.11      8.72       73,926
   01/01/2006    to    12/31/2006                      8.72      9.93       66,402
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                     12.24     12.86    1,154,265
   01/01/2006    to    12/31/2006                     12.86     14.37    1,056,525
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS B
   05/01/2006    to    12/31/2006                     13.11     14.12       95,298
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     12.53     13.38      361,121
   01/01/2005    to    12/31/2005                     13.38     14.64      330,601
   01/01/2006    to    12/31/2006                     14.64     15.00      291,424
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT      AUV AT     ACCUM. UNITS
                                                BEGINNING      END         END OF
                                                OF PERIOD   OF PERIOD      PERIOD
  ----------------------------------------------------------------------------------
  MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES - CLASS A
     05/01/2004    to    12/31/2004               19.04       20.23         69,596
     01/01/2005    to    12/31/2005               20.23       20.52         67,853
     01/01/2006    to    12/31/2006               20.52       21.26         55,301
  ----------------------------------------------------------------------------------
  NEWPORT TIGER FUND VS - CLASS A
  (NOW MIST MFS RESEARCH INTERNATIONAL)
     01/01/1998    to    12/31/1998               10.00        9.23         31,936
     01/01/1999    to    12/31/1999                9.23       15.29         40,648
     01/01/2000    to    12/31/2000               15.29       12.72         75,915
     01/01/2001    to    12/31/2001               12.72       10.30         76,277
     01/01/2002    to    12/31/2002               10.30        8.43         68,348
     01/01/2003    to    12/31/2003                8.43       12.04         54,028
     01/01/2004    to    04/30/2004               12.04       12.10         50,513
  ----------------------------------------------------------------------------------
  OPPENHEIMER BOND FUND/VA
  (NOW MSF BLACKROCK BOND INCOME)
     01/01/1998    to    12/31/1998               10.00       10.53        401,990
     01/01/1999    to    12/31/1999               10.53       10.23      1,030,539
     01/01/2000    to    12/31/2000               10.23       10.70      1,183,359
     01/01/2001    to    12/31/2001               10.70       11.37      1,161,929
     01/01/2002    to    12/31/2002               11.37       12.23      1,151,840
     01/01/2003    to    12/31/2003               12.23       12.88        942,696
     01/01/2004    to    04/30/2004               12.88       12.87        907,918
  ----------------------------------------------------------------------------------
  OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
     01/01/1998    to    12/31/1998               10.00       12.23         97,161
     01/01/1999    to    12/31/1999               12.23       17.09        436,692
     01/01/2000    to    12/31/2000               17.09       16.81        721,879
     01/01/2001    to    12/31/2001               16.81       14.49        772,904
     01/01/2002    to    12/31/2002               14.49       10.45        643,117
     01/01/2003    to    12/31/2003               10.45       13.50        685,140
     01/01/2004    to    12/31/2004               13.50       14.23        535,465
     01/01/2005    to    04/30/2005               14.23       13.50        505,314
  ----------------------------------------------------------------------------------
  OPPENHEIMER HIGH INCOME FUND/VA
     01/01/1998    to    12/31/1998               10.00        9.89         78,513
     01/01/1999    to    12/31/1999                9.89       10.17        238,266
     01/01/2000    to    12/31/2000               10.17        9.66        294,225
     01/01/2001    to    12/31/2001                9.66        9.71        298,630
     01/01/2002    to    12/31/2002                9.71        9.35        272,760
     01/01/2003    to    12/31/2003                9.35       11.42        275,782
     01/01/2004    to    04/30/2004               11.42       11.56        231,643
  ----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
 ------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET GROWTH AND INCOME/VA
    01/01/1998    to    12/31/1998               10.00     10.33      284,830
    01/01/1999    to    12/31/1999               10.33     12.39      618,771
    01/01/2000    to    12/31/2000               12.39     11.15    1,218,285
    01/01/2001    to    12/31/2001               11.15      9.88    1,357,695
    01/01/2002    to    12/31/2002                9.88      7.91    1,030,883
    01/01/2003    to    12/31/2003                7.91      9.88      955,112
    01/01/2004    to    04/30/2004                9.88      9.89      930,357
 ------------------------------------------------------------------------------
 OPPENHEIMER STRATEGIC BOND FUND/VA
 (NOW MIST PIMCO TOTAL RETURN)
    01/01/1998    to    12/31/1998               10.00     10.15      107,869
    01/01/1999    to    12/31/1999               10.15     10.29      306,527
    01/01/2000    to    12/31/2000               10.29     10.42      364,302
    01/01/2001    to    12/31/2001               10.42     10.77      338,891
    01/01/2002    to    12/31/2002               10.77     11.41      299,605
    01/01/2003    to    12/31/2003               11.41     13.29      260,052
    01/01/2004    to    04/30/2004               13.29     13.24      235,162
 ------------------------------------------------------------------------------
 PIMCO VIT HIGH YIELD - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999               10.00     10.08           10
    01/01/2000    to    12/31/2000               10.08      9.85        6,254
    01/01/2001    to    12/31/2001                9.85      9.95       23,685
    01/01/2002    to    12/31/2002                9.95      9.70       78,750
    01/01/2003    to    12/31/2003                9.70     11.76      290,447
    01/01/2004    to    12/31/2004               11.76     12.70      211,259
    01/01/2005    to    12/31/2005               12.70     13.04      448,736
    01/01/2006    to    12/31/2006               13.04     14.03       30,115
 ------------------------------------------------------------------------------
 PIMCO VIT LOW DURATION - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999               10.00      9.97           10
    01/01/2000    to    12/31/2000                9.97     10.62        7,992
    01/01/2001    to    12/31/2001               10.62     11.35      114,543
    01/01/2002    to    12/31/2002               11.35     11.98      614,958
    01/01/2003    to    12/31/2003               11.98     12.09      774,343
    01/01/2004    to    12/31/2004               12.09     12.14      565,202
    01/01/2005    to    12/31/2005               12.14     12.09      493,803
    01/01/2006    to    12/31/2006               12.09     12.40       39,131
 ------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT        AUV AT   ACCUM. UNITS
                                                   BEGINNING        END       END OF
                                                   OF PERIOD     OF PERIOD    PERIOD
---------------------------------------------------------------------------------------
PIMCO VIT STOCKSPLUS(R) GROWTH AND INCOME - ADMINISTRATIVE CLASS
   11/19/1999    to    12/31/1999                    10.00         10.31          887
   01/01/2000    to    12/31/2000                    10.31          9.20       36,238
   01/01/2001    to    12/31/2001                     9.20          8.11       51,653
   01/01/2002    to    12/31/2002                     8.11          6.38       72,979
   01/01/2003    to    12/31/2003                     6.38          8.20       97,925
   01/01/2004    to    12/31/2004                     8.20          8.96      123,414
   01/01/2005    to    12/31/2005                     8.96          9.15      113,974
   01/01/2006    to    12/31/2006                     9.15         10.36       25,213
---------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE CLASS
   11/19/1999    to    12/31/1999                    10.00          9.88        7,170
   01/01/2000    to    12/31/2000                     9.88         10.74      406,563
   01/01/2001    to    12/31/2001                    10.74         11.49    1,361,827
   01/01/2002    to    12/31/2002                    11.49         12.36    1,996,232
   01/01/2003    to    12/31/2003                    12.36         12.81    1,894,106
   01/01/2004    to    12/31/2004                    12.81         13.24    1,772,509
   01/01/2005    to    12/31/2005                    13.24         13.38    1,447,969
   01/01/2006    to    12/31/2006                    13.38         13.70      462,943
---------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA
   01/01/1998    to    12/31/1998                    10.00         11.38    1,115,668
   01/01/1999    to    12/31/1999                    11.38         11.40    2,304,013
   01/01/2000    to    12/31/2000                    11.40         12.16    2,756,294
   01/01/2001    to    12/31/2001                    12.16         11.25    2,743,292
   01/01/2002    to    12/31/2002                    11.25          9.01    2,382,533
   01/01/2003    to    12/31/2003                     9.01         11.34    1,966,880
   01/01/2004    to    12/31/2004                    11.34         12.45    1,588,036
   01/01/2005    to    12/31/2005                    12.45         12.96    1,309,215
   01/01/2006    to    12/31/2006                    12.96         14.85    1,020,781
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IA
   01/01/1998    to    12/31/1998                    10.00         11.71      530,055
   01/01/1999    to    12/31/1999                    11.71         18.49    1,092,379
   01/01/2000    to    12/31/2000                    18.49         16.51    1,605,448
   01/01/2001    to    12/31/2001                    16.51         12.96    1,987,640
   01/01/2002    to    12/31/2002                    12.96         10.54    1,833,349
   01/01/2003    to    12/31/2003                    10.54         13.39    1,670,509
   01/01/2004    to    12/31/2004                    13.39         15.38    1,289,771
   01/01/2005    to    04/30/2005                    15.38         14.95    1,184,048
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT          AUV AT   ACCUM. UNITS
                                                BEGINNING          END       END OF
                                                OF PERIOD       OF PERIOD    PERIOD
      --------------------------------------------------------------------------------
      PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IA
         01/01/1998    to    12/31/1998           10.00           11.40       52,809
         01/01/1999    to    12/31/1999           11.40           22.82      110,085
         01/01/2000    to    12/31/2000           22.82           13.83      294,255
         01/01/2001    to    12/31/2001           13.83            9.75      294,160
         01/01/2002    to    12/31/2002            9.75            8.32      235,113
         01/01/2003    to    12/31/2003            8.32           10.96      189,171
         01/01/2004    to    04/30/2004           10.96           10.88      177,971
      --------------------------------------------------------------------------------
      PUTNAM VT NEW VALUE FUND - CLASS IA
         01/01/1998    to    12/31/1998           10.00           10.48       42,091
         01/01/1999    to    12/31/1999           10.48           10.37       66,900
         01/01/2000    to    12/31/2000           10.37           12.52      122,202
         01/01/2001    to    12/31/2001           12.52           12.79      161,764
         01/01/2002    to    12/31/2002           12.79           10.67      159,118
         01/01/2003    to    12/31/2003           10.67           13.98      122,841
         01/01/2004    to    4/30/2004            13.98           14.08      115,201
      --------------------------------------------------------------------------------
      PUTNAM VT VISTA FUND - CLASS IA
         01/01/1998    to    12/31/1998           10.00           11.79      151,405
         01/01/1999    to    12/31/1999           11.79           17.77      385,345
         01/01/2000    to    12/31/2000           17.77           16.83      818,622
         01/01/2001    to    12/31/2001           16.83           11.05      866,638
         01/01/2002    to    12/31/2002           11.05            7.59      691,393
         01/01/2003    to    12/31/2003            7.59            9.98      577,447
         01/01/2004    to    12/31/2004            9.98           11.70      489,421
         01/01/2005    to    12/31/2005           11.70           12.98      424,017
         01/01/2006    to    12/31/2006           12.98           13.53      331,753
      --------------------------------------------------------------------------------
      RUSSELL AGGRESSIVE EQUITY FUND
         01/01/1998    to    12/31/1998           10.00            9.96      536,278
         01/01/1999    to    12/31/1999            9.96           10.42      907,258
         01/01/2000    to    12/31/2000           10.42           10.21    1,066,818
         01/01/2001    to    12/31/2001           10.21            9.83    1,080,187
         01/01/2002    to    12/31/2002            9.83            7.84      967,436
         01/01/2003    to    12/31/2003            7.84           11.26      855,054
         01/01/2004    to    12/31/2004           11.26           12.74      691,249
         01/01/2005    to    12/31/2005           12.74           13.36      502,797
         01/01/2006    to    12/31/2006           13.36           15.13      346,456
      --------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      RUSSELL CORE BOND FUND
         01/01/1998    to    12/31/1998     10.00     10.59    1,609,851
         01/01/1999    to    12/31/1999     10.59     10.38    2,654,149
         01/01/2000    to    12/31/2000     10.38     11.26    2,979,535
         01/01/2001    to    12/31/2001     11.26     11.92    2,937,219
         01/01/2002    to    12/31/2002     11.92     12.80    2,634,664
         01/01/2003    to    12/31/2003     12.80     13.40    2,133,352
         01/01/2004    to    12/31/2004     13.40     13.83    1,719,866
         01/01/2005    to    12/31/2005     13.83     13.91    1,392,616
         01/01/2006    to    12/31/2006     13.91     14.23    1,077,018
      --------------------------------------------------------------------
      RUSSELL MULTI-STYLE EQUITY FUND
         01/01/1998    to    12/31/1998     10.00     12.69    2,328,430
         01/01/1999    to    12/31/1999     12.69     14.67    3,839,689
         01/01/2000    to    12/31/2000     14.67     12.69    4,567,652
         01/01/2001    to    12/31/2001     12.69     10.74    4,918,552
         01/01/2002    to    12/31/2002     10.74      8.13    4,580,708
         01/01/2003    to    12/31/2003      8.13     10.33    4,207,248
         01/01/2004    to    12/31/2004     10.33     11.19    3,502,648
         01/01/2005    to    12/31/2005     11.19     11.83    2,495,854
         01/01/2006    to    12/31/2006     11.83     13.16    1,816,636
      --------------------------------------------------------------------
      RUSSELL NON-U.S. FUND
         01/01/1998    to    12/31/1998     10.00     11.14      925,792
         01/01/1999    to    12/31/1999     11.14     14.65    1,566,787
         01/01/2000    to    12/31/2000     14.65     12.36    1,864,835
         01/01/2001    to    12/31/2001     12.36      9.50    1,989,503
         01/01/2002    to    12/31/2002      9.50      7.95    1,815,500
         01/01/2003    to    12/31/2003      7.95     10.88    1,617,799
         01/01/2004    to    12/31/2004     10.88     12.70    1,261,708
         01/01/2005    to    12/31/2005     12.70     14.23      901,452
         01/01/2006    to    12/31/2006     14.23     17.35      655,229
      --------------------------------------------------------------------
      RUSSELL REAL ESTATE SECURITIES FUND
         07/01/1999    to    12/31/1999     10.00      9.39       67,264
         01/01/2000    to    12/31/2000      9.39     11.78      171,854
         01/01/2001    to    12/31/2001     11.78     12.52      216,588
         01/01/2002    to    12/31/2002     12.52     12.82      204,395
         01/01/2003    to    12/31/2003     12.82     17.34      197,639
         01/01/2004    to    12/31/2004     17.34     23.07      167,353
         01/01/2005    to    12/31/2005     23.07     25.70      125,482
         01/01/2006    to    12/31/2006     25.70     34.42       93,434
      --------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed April 25, 2002, and subsequently substituted); (b) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); DWS Small Cap Growth VIP (Class A) (formerly Scudder Small Cap Growth Portfolio) (Class A) (closed May 1, 2002 and subsequently substituted); and SVS Dreman Small Cap Value Portfolio (Class A) (closed May 1, 2002); (c) Dreyfus Stock Index Fund (Service Series) (closed May 1, 2003, and subsequently substituted); (d) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); contracts issued prior to May 1, 2003, T. Rowe Price Mid-Cap Growth Portfolio (Class A) (closed May 1, 2004); (e) Metropolitan Series Fund, Inc. ("MSF"): the Capital Guardian U.S. Equity Portfolio (Class B) (closed November 19, 2004); (f) PIMCO Variable Insurance Trust: PIMCO VIT Total Return Portfolio (Administrative Class) (closed November 19, 2004); (g) MIST:
Lord Abbett Bond Debenture Portfolio (Class B) and Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (h) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2006 and subsequently substituted); (i) MSF: T. Rowe Price Large Cap Growth Portfolio (Class B) (added and closed May 1, 2006).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) Alliance-Bernstein Variable Products Series Fund,
Inc.:

AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger

Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) Scudder Variable Series I (Class A): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


AIM V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


VIP EQUITY-INCOME PORTFOLIO


INVESTMENT OBJECTIVE: Seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(R) Index (S&P 500(R)).


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC is the investment adviser and Franklin Templeton Investment Management Limited is the Subadviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:


TEMPLETON DEVELOPING MARKETS SECURITIES FUND


INVESTMENT OBJECTIVE: Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments and normally invests primarily to predominantly in equity securities.


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominately in equity securities.


MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contracts.


CYCLICAL GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

LAZARD MID-CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuations in the market value.


LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.




MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: Seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: Seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks capital growth and income.

VAN KAMPEN MID-CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

BLACKROCK STRATEGIC VALUE PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P.


INVESTMENT OBJECTIVE: Seeks growth of capital.

FI INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO VIT HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PIMCO VIT LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO VIT STOCKSPLUS(R) GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Portfolio seeks to achieve a total return which exceeds that of the Standard & Poor's 500 Index (S&P 500).


PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: Seeks capital appreciation.

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

AGGRESSIVE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

CORE BOND FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and the preservation of capital.

MULTI-STYLE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

NON-U.S. FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and long term capital growth.


MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

ADVISER: Met Investors Advisory LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

ADVISER: Met Investors Advisory LLC

INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

STRATEGIC GROWTH AND INCOME PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks both growth of capital and income where growth takes precedence over income.

STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.

STRATEGIC GROWTH PORTFOLIO

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

   AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund Templeton Foreign Securities
   Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid-Cap Portfolio
   Legg Mason Partners Aggressive Growth Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio


   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio

   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

   Strategic Growth and Income Portfolio (Class B)
   Strategic Conservative Growth Portfolio (Class B)
   Strategic Growth Portfolio (Class B)


   Van Kampen Mid-Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02


   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05


--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

   AIM V.I. International Growth Fund


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


   VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)

   Lazard Mid-Cap Portfolio
   Legg Mason Partners Aggressive Growth Portfolio

   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio


   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio

   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

   Strategic Growth and Income Portfolio (Class B)
   Strategic Conservative Growth Portfolio (Class B)
   Strategic Growth Portfolio (Class B)

   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

   Van Kampen Mid-Cap Growth Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   FI International Stock Portfolio (Class B)
   Franklin Templeton Small Cap Growth Portfolio
     (Class B)
   Jennison Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio

   PIMCO VIT StocksPLUS(R) Growth and Income

     Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02


   SVS Dreman Small Cap Value Portfolio
     (Class A) 5/1/02
   T. Rowe Price Mid-Cap Growth Portfolio
     (Class A) 5/1/04
   Lord Abbett Growth and Income Portfolio
     (Class B) 5/1/04
   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   PIMCO VIT Total Return Portfolio
     (Administrative Class) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
   Lord Abbett Bond Debenture Portfolio (Class B) 5/1/05


   T. Rowe Price Large Cap Growth Portfolio
     (Class B) 5/1/06
--------------------------------------------------------------------------------
*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.



SAI-NAVIGATOR 07

                  TABLE OF CONTENTS                      PAGE

                  COMPANY...............................    3

                  EXPERTS...............................    3

                  CUSTODIAN.............................    4

                  DISTRIBUTION..........................    4

                  CALCULATION OF PERFORMANCE INFORMATION    4
                     Total Return.......................    4
                     Historical Unit Values.............    5
                     Reporting Agencies.................    5

                  ANNUITY PROVISIONS....................    5
                     Variable Annuity...................    5
                     Fixed Annuity......................    6
                     Annuity Unit Value.................    6
                     Net Investment Factor..............    6
                     Mortality and Expense Guarantee....    6

                  TAX STATUS OF THE CONTRACTS...........    6

                  FINANCIAL STATEMENTS..................    8

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



In addition, General American Life entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2006, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


The Company presently is licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The financial statements of the sub-accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

The financial statements of MetLife Investors Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The consolidated financial statements of General American Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on December 31, 2006 and January 1, 2004, respectively), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, California 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distributor.") Additional information is provided below.

The contracts are not currently offered for sale.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                               AGGREGATE
                                               AMOUNT OF
                                              COMMISSIONS
                                  AGGREGATE   RETAINED BY
                                  AMOUNT OF   DISTRIBUTOR
                                 COMMISSIONS AFTER PAYMENTS
                                   PAID TO     TO SELLING
                     FISCAL YEAR DISTRIBUTOR     FIRMS
                     ----------- ----------- --------------
                        2004     $80,238,318       $0
                        2005     $76,214,486       $0
                        2006     $92,747,340       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a

$1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.


ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements. If investment portfolio shares are sold directly to either tax qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the investment portfolio may fail the diversification requirements of Section 817(h) of the Code. Failing such diversification requirements could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and General American Life Insurance Company will be filed by amendment.

The financial statements of the Company, to be filed by amendment, should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.



The financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

                                 ANNUAL REPORT

                                      OF

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                      OF
                      METLIFE INVESTORS INSURANCE COMPANY

                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Appendix A) comprising MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company as of December 31, 2006, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2006, the results of their operations for each of the periods in the year then ended, and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 6, 2007

                                  APPENDIX A

             Lord Abbett Growth &       Russell Core Bond
               Income Sub-Account       Sub-Account
             Lord Abbett Bond           Russell Real Estate
               Debenture Sub-Account    Securities Sub-Account
             Van Kampen Mid-Cap Growth  AIM V.I. Capital
               Sub-Account              Appreciation Sub-Account
             Lord Abbett Mid-Cap Value  AIM V.I. International
               Sub-Account              Growth Sub-Account
             Lord Abbett America's      DWS Small Cap Growth
               Value Sub-Account        Sub-Account
             Met/Putnam Capital         DWS Government & Agency
               Opportunities            Securities Sub-Account
               Sub-Account              Investors Trust
             Oppenheimer Capital        Sub-Account
               Appreciation Sub-Account Davis Venture Value
             PIMCO Inflation Protected  Sub-Account
               Bond Sub-Account         Harris Oakmark Focused
             Legg Mason Aggressive      Value Sub-Account
               Growth Sub-Account       Jennison Growth
             PIMCO Total Return         Sub-Account
               Sub-Account              MFS Investors Trust
             RCM Global Technology      Sub-Account
               Sub-Account              MFS Total Return
             T. Rowe Price Mid Cap      Sub-Account
               Growth Sub-Account       Capital Guardian U.S.
             MFS Research               Equity Sub-Account
               International            FI International Stock
               Sub-Account              Sub-Account
             Met/AIM Small Cap Growth   BlackRock Money Market
               Sub-Account              Sub-Account
             Lazard Mid Cap Sub-Account MetLife Stock Index
             Harris Oakmark             Sub-Account
               International            BlackRock Bond Income
               Sub-Account              Sub-Account
             Third Avenue Small Cap     BlackRock Strategic Value
               Value Sub-Account        Sub-Account
             Neuberger Berman Real      Franklin Templeton Small
               Estate Sub-Account       Cap Sub-Account
             Turner Mid-Cap Growth      Western Asset Management
               Sub-Account              Strategic Bond
             Goldman Sachs Mid-Cap      Opportunities Sub-Account
               Value Sub-Account        Western Asset Management
             MetLife Defensive          U.S.
               Strategy Sub-Account     Government Sub-Account
             MetLife Moderate Strategy  T. Rowe Price Small Cap
               Sub-Account              Growth Sub-Account
             MetLife Balanced Strategy  T. Rowe Price Large Cap
               Sub-Account              Growth Sub-Account
             MetLife Growth Strategy    Oppenheimer Global Equity
               Sub-Account              Sub-Account
             MetLife Aggressive         Putnam Growth and Income
               Strategy Sub-Account     Sub-Account
             VanKampen ComStock         Putnam Vista Sub-Account
               Sub-Account              Putnam Equity Income Fund
             Cyclical Growth ETF        Sub-Account
               Sub-Account              Templeton Growth
             Cyclical Growth and        Securities Sub-Account
               Income ETF Sub-Account   Templeton Foreign
             Legg Mason Value Equity    Securities Fund
               Sub-Account              Sub-Account
             Met/AIM Cap Appreciation   Templeton Developing
               Sub-Account              Markets Securities
             Pioneer Fund Sub-Account   Fund Sub-Account
             Pioneer Mid- Cap Value     Fidelity Growth
               Sub-Account              Opportunities Sub-Account
             Pioneer Strategic Income   Fidelity Equity Income
               Sub-Account              Sub-Account
             MFS Emerging Markets       PIMCO High Yield
               Equity Sub-Account       Sub-Account
             Loomis Sayles Global       PIMCO Low Duaration
               Markets Sub-Account      Sub-Account
             Strategic Growth and       PIMCO StockPLUS Growth &
               Income Sub-Account       Income Sub-Account
             Strategic Conservative     PIMCO Total Return Bond
               Growth Sub-Account       Sub-Account
             Strategic Growth           American Fund Global
               Sub-Account              Growth Sub-Account
             Russell Multi-Style
               Equity Sub-Account
             Russell Aggressive Equity
               Sub-Account
             Russell Non-U.S.
               Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                     LORD ABBETT      LORD ABBETT
                                                   GROWTH & INCOME   BOND DEBENTURE
                                                     SUB-ACCOUNT      SUB-ACCOUNT
                                                   ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth & Income Portfolio
 42,828,634 shares; cost $1,000,056,140........... $  1,254,308,814 $             --
Lord Abbett Bond Debenture Portfolio
 24,730,220 shares; cost $293,570,014.............               --      307,961,525
Van Kampen Mid-Cap Growth Portfolio
 5,506,224 shares; cost $46,928,733...............               --               --
Lord Abbett Mid-Cap Value Portfolio
 13,463,981 shares; cost $243,036,529.............               --               --
Lord Abbett America's Value Portfolio
 5,537,068 shares; cost $73,517,621...............               --               --
Met/Putnam Capital Opportunities Portfolio
 2,515,789 shares; cost $32,553,188...............               --               --
Oppenheimer Capital Appreciation Portfolio
 15,455,026 shares; cost $127,526,991.............               --               --
PIMCO Inflation Protected Bond Portfolio
 6,407,326 shares; cost $67,687,749...............               --               --
Legg Mason Aggressive Growth Portfolio
 13,608,727 shares; cost $95,389,723..............               --               --
PIMCO Total Return Portfolio
 27,962,886 shares; cost $318,765,891.............               --               --
RCM Global Technology Portfolio
 2,033,712 shares; cost $8,967,811................               --               --
T. Rowe Price Mid Cap Growth Portfolio
 12,498,039 shares; cost $86,907,184..............               --               --
MFS Research International Portfolio
 15,601,225 shares; cost $170,346,151.............               --               --
Met/AIM Small Cap Growth Portfolio
 6,226,186 shares; cost $75,525,558...............               --               --
Lazard Mid Cap Portfolio
 2,366,087 shares; cost $30,031,746...............               --               --
Harris Oakmark International Portfolio
 5,936,462 shares; cost $82,746,566...............               --               --
Third Avenue Small Cap Value Portfolio
 5,739,066 shares; cost $78,633,006...............               --               --
Neuberger Berman Real Estate Portfolio
 4,413,067 shares; cost $56,559,980...............               --               --
                                                   ---------------- ----------------
Total Investments.................................    1,254,308,814      307,961,525
Due from MetLife Investors Insurance Company......            5,054           10,861
                                                   ---------------- ----------------
Total Assets......................................    1,254,313,868      307,972,386
LIABILITIES:
Due to MetLife Investors Insurance Company........               --               --
                                                   ---------------- ----------------
NET ASSETS........................................ $  1,254,313,868 $    307,972,386
                                                   ================ ================
Outstanding Units.................................       22,197,014       16,590,983
Unit Fair Values.................................. $16.65 to $62.97 $13.37 to $19.63

  The accompanying notes are an integral part of these financial statements.

   VAN KAMPEN        LORD ABBETT       LORD ABBETT         MET/PUTNAM           OPPENHEIMER       PIMCO INFLATION
 MID-CAP GROWTH     MID-CAP VALUE    AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION  PROTECTED BOND
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------  ----------------  ----------------  --------------------- -------------------- ----------------
$             --  $             --  $             --     $            --      $            --    $             --
              --                --                --                  --                   --                  --
      56,740,451                --                --                  --                   --                  --
              --       304,617,024                --                  --                   --                  --
              --                --        86,156,782                  --                   --                  --
              --                --                --          38,262,758                   --                  --
              --                --                --                  --          142,383,042                  --
              --                --                --                  --                   --          64,649,923
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
      56,740,451       304,617,024        86,156,782          38,262,758          142,383,042          64,649,923
              --                --                --                   1                    2                  --
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
      56,740,451       304,617,024        86,156,782          38,262,759          142,383,044          64,649,923
              (2)               (9)               (2)                 --                   --                  (3)
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
$     56,740,449  $    304,617,015  $     86,156,780     $    38,262,759      $   142,383,044    $     64,649,920
================  ================  ================     ===============      ===============    ================
       5,207,161        10,813,416         5,264,244           1,916,921           15,156,483           5,893,926
$10.44 to $11.26  $26.44 to $29.45  $15.86 to $16.54     $9.59 to $20.65      $8.75 to $11.27    $10.72 to $11.14

   LEGG MASON
AGGRESSIVE GROWTH
   SUB-ACCOUNT
-----------------
 $            --
              --
              --
              --
              --
              --
              --
              --
     108,846,059
              --
              --
              --
              --
              --
              --
              --
              --
              --
 ---------------
     108,846,059
              --
 ---------------
     108,846,059
              --
 ---------------
 $   108,846,059
 ===============
      13,441,619
 $7.44 to $10.77

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       PIMCO         RCM GLOBAL
                                                                    TOTAL RETURN     TECHNOLOGY
                                                                    SUB-ACCOUNT      SUB-ACCOUNT
                                                                  ---------------- --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Lord Abbett Growth & Income Portfolio
 42,828,634 shares; cost $1,000,056,140.......................... $             -- $           --
Lord Abbett Bond Debenture Portfolio
 24,730,220 shares; cost $293,570,014............................               --             --
Van Kampen Mid-Cap Growth Portfolio
 5,506,224 shares; cost $46,928,733..............................               --             --
Lord Abbett Mid-Cap Value Portfolio
 13,463,981 shares; cost $243,036,529............................               --             --
Lord Abbett America's Value Portfolio
 5,537,068 shares; cost $73,517,621..............................               --             --
Met/Putnam Capital Opportunities Portfolio
 2,515,789 shares; cost $32,553,188..............................               --             --
Oppenheimer Capital Appreciation Portfolio
 15,455,026 shares; cost $127,526,991............................               --             --
PIMCO Inflation Protected Bond Portfolio
 6,407,326 shares; cost $67,687,749..............................               --             --
Legg Mason Aggressive Growth Portfolio
 13,608,727 shares; cost $95,389,723.............................               --             --
PIMCO Total Return Portfolio
 27,962,886 shares; cost $318,765,891............................      327,611,957             --
RCM Global Technology Portfolio
 2,033,712 shares; cost $8,967,811...............................               --     10,819,348
T. Rowe Price Mid Cap Growth Portfolio
 12,498,039 shares; cost $86,907,184.............................               --             --
MFS Research International Portfolio
 15,601,225 shares; cost $170,346,151............................               --             --
Met/AIM Small Cap Growth Portfolio
 6,226,186 shares; cost $75,525,558..............................               --             --
Lazard Mid Cap Portfolio
 2,366,087 shares; cost $30,031,746..............................               --             --
Harris Oakmark International Portfolio
 5,936,462 shares; cost $82,746,566..............................               --             --
Third Avenue Small Cap Value Portfolio
 5,739,066 shares; cost $78,633,006..............................               --             --
Neuberger Berman Real Estate Portfolio
 4,413,067 shares; cost $56,559,980..............................               --             --
                                                                  ---------------- --------------
Total Investments................................................      327,611,957     10,819,348
Due from MetLife Investors Insurance Company.....................              176             --
                                                                  ---------------- --------------
Total Assets.....................................................      327,612,133     10,819,348
LIABILITIES:
Due to MetLife Investors Insurance Company.......................               --             (1)
                                                                  ---------------- --------------
NET ASSETS....................................................... $    327,612,133 $   10,819,347
                                                                  ================ ==============
Outstanding Units................................................       26,133,024      2,231,169
Unit Fair Values................................................. $12.00 to $13.17 $4.71 to $4.95

  The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE            MFS               MET/AIM                              HARRIS          THIRD AVENUE
MID CAP GROWTH  RESEARCH INTERNATIONAL SMALL CAP GROWTH  LAZARD MID CAP  OAKMARK INTERNATIONAL SMALL CAP VALUE
 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------  ---------------------- ---------------- ---------------- --------------------- ----------------
$           --     $             --    $            --  $             --   $             --    $             --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
   107,929,920                   --                 --                --                 --                  --
            --          233,658,070                 --                --                 --                  --
            --                   --         83,414,428                --                 --                  --
            --                   --                 --        32,320,745                 --                  --
            --                   --                 --                --        112,021,041                  --
            --                   --                 --                --                 --          99,987,762
            --                   --                 --                --                 --                  --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
   107,929,920          233,658,070         83,414,428        32,320,745        112,021,041          99,987,762
            --                  582                324                --                 --                  --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
   107,929,920          233,658,652         83,414,752        32,320,745        112,021,041          99,987,762
            (1)                  --                 --                --                 (5)                 --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
$  107,929,919     $    233,658,652    $    83,414,752  $     32,320,745   $    112,021,036    $     99,987,762
==============     ================    ===============  ================   ================    ================
    12,903,767           13,357,797          5,984,113         2,006,766          5,683,024           5,547,538
$8.04 to $8.75     $15.31 to $23.06    $8.37 to $14.69  $15.64 to $16.41   $19.13 to $20.07    $17.49 to $20.21

    NEUBERGER
BERMAN REAL ESTATE
   SUB-ACCOUNT
------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
       79,745,323
 ----------------
       79,745,323
                1
 ----------------
       79,745,324
               --
 ----------------
 $     79,745,324
 ================
        3,924,423
 $18.97 to $28.41

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       TURNER        GOLDMAN SACHS
                                                                   MID-CAP GROWTH    MID-CAP VALUE
                                                                    SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Turner Mid-Cap Growth Portfolio
 987,887 shares; cost $10,293,353................................ $     12,526,407 $             --
Goldman Sachs Mid-Cap Value Portfolio
 2,648,578 shares; cost $32,992,577..............................               --       38,139,526
MetLife Defensive Strategy Portfolio
 8,251,434 shares; cost $84,424,507..............................               --               --
MetLife Moderate Strategy Portfolio
 27,330,713 shares; cost $283,490,568............................               --               --
MetLife Balanced Strategy Portfolio
 74,256,489 shares; cost $782,504,516............................               --               --
MetLife Growth Strategy Portfolio
 76,638,446 shares; cost $836,278,272............................               --               --
MetLife Aggressive Strategy Portfolio
 11,696,468 shares; cost $128,212,414............................               --               --
Van Kampen Comstock Portfolio
 6,864,168 shares; cost $72,446,775..............................               --               --
Cyclical Growth ETF Portfolio
 2,448,196 shares; cost $25,777,558..............................               --               --
Cyclical Growth and Income ETF Portfolio
 2,298,333 shares; cost $24,091,850..............................               --               --
Legg Mason Value Equity Portfolio
 3,609,499 shares; cost $38,029,063..............................               --               --
Met/AIM Capital Appreciation
 9,155 shares; cost $103,079.....................................               --               --
Pioneer Fund Portfolio
 25,571 shares; cost $360,598....................................               --               --
Pioneer Mid Cap Value Portfolio
 6,380 shares; cost $73,079......................................               --               --
Pioneer Strategic Income Portfolio
 38,451 shares; cost $375,202....................................               --               --
MFS Emerging Markets Equity Portfolio
 1,157,989 shares; cost $11,013,008..............................               --               --
Loomis Sayles Global Markets Portfolio
 35,113 shares; cost $331,802....................................               --               --
Strategic Growth and Income Portfolio
 9,403,268 shares; cost $96,362,037..............................               --               --
                                                                  ---------------- ----------------
Total Investments................................................       12,526,407       38,139,526
Due from MetLife Investors Insurance Company.....................               --               --
                                                                  ---------------- ----------------
Total Assets.....................................................       12,526,407       38,139,526
LIABILITIES:
Due to MetLife Investors Insurance Company.......................               --               (3)
                                                                  ---------------- ----------------
NET ASSETS....................................................... $     12,526,407 $     38,139,523
                                                                  ================ ================
Outstanding Units................................................          989,402        2,536,265
Unit Fair Values................................................. $12.45 to $12.96 $14.78 to $15.38

  The accompanying notes are an integral part of these financial statements.

     METLIFE            METLIFE           METLIFE          METLIFE            METLIFE          VAN KAMPEN         CYCLICAL
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY     COMSTOCK         GROWTH ETF
   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------ ----------------- ----------------- ---------------- ------------------- ----------------  ----------------
 $             --  $             --  $             --  $             --  $             --   $             --  $             --
               --                --                --                --                --                 --                --
       91,508,407                --                --                --                --                 --                --
               --       315,943,048                --                --                --                 --                --
               --                --       902,216,344                --                --                 --                --
               --                --                --       986,336,801                --                 --                --
               --                --                --                --       154,159,455                 --                --
               --                --                --                --                --         81,752,240                --
               --                --                --                --                --                 --        27,884,956
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
       91,508,407       315,943,048       902,216,344       986,336,801       154,159,455         81,752,240        27,884,956
               --                --                --                 1                --                 --                --
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
       91,508,407       315,943,048       902,216,344       986,336,802       154,159,455         81,752,240        27,884,956
               (2)               (2)               (1)               --                --                 (3)               (1)
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
 $     91,508,405  $    315,943,046  $    902,216,343  $    986,336,802  $    154,159,455   $     81,752,237  $     27,884,955
 ================  ================  ================  ================  ================   ================  ================
        8,262,424        27,420,828        74,894,089        77,651,335        11,904,491          6,796,669         2,443,105
 $10.93 to $11.32  $11.37 to $11.77  $11.88 to $12.30  $12.53 to $12.97  $12.78 to $13.23   $11.80 to $12.12  $11.34 to $11.43

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       CYCLICAL          LEGG MASON
                                                                  GROWTH & INCOME ETF   VALUE EQUITY
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Turner Mid-Cap Growth Portfolio
 987,887 shares; cost $10,293,353................................  $             --   $             --
Goldman Sachs Mid-Cap Value Portfolio
 2,648,578 shares; cost $32,992,577..............................                --                 --
MetLife Defensive Strategy Portfolio
 8,251,434 shares; cost $84,424,507..............................                --                 --
MetLife Moderate Strategy Portfolio
 27,330,713 shares; cost $283,490,568............................                --                 --
MetLife Balanced Strategy Portfolio
 74,256,489 shares; cost $782,504,516............................                --                 --
MetLife Growth Strategy Portfolio
 76,638,446 shares; cost $836,278,272............................                --                 --
MetLife Aggressive Strategy Portfolio
 11,696,468 shares; cost $128,212,414............................                --                 --
Van Kampen Comstock Portfolio
 6,864,168 shares; cost $72,446,775..............................                --                 --
Cyclical Growth ETF Portfolio
 2,448,196 shares; cost $25,777,558..............................                --                 --
Cyclical Growth and Income ETF Portfolio
 2,298,333 shares; cost $24,091,850..............................        25,580,451                 --
Legg Mason Value Equity Portfolio
 3,609,499 shares; cost $38,029,063..............................                --         40,209,814
Met/AIM Capital Appreciation
 9,155 shares; cost $103,079.....................................                --                 --
Pioneer Fund Portfolio
 25,571 shares; cost $360,598....................................                --                 --
Pioneer Mid Cap Value Portfolio
 6,380 shares; cost $73,079......................................                --                 --
Pioneer Strategic Income Portfolio
 38,451 shares; cost $375,202....................................                --                 --
MFS Emerging Markets Equity Portfolio
 1,157,989 shares; cost $11,013,008..............................                --                 --
Loomis Sayles Global Markets Portfolio
 35,113 shares; cost $331,802....................................                --                 --
Strategic Growth and Income Portfolio
 9,403,268 shares; cost $96,362,037..............................                --                 --
                                                                   ----------------   ----------------
Total Investments................................................        25,580,451         40,209,814
Due from MetLife Investors Insurance Company.....................                --                 --
                                                                   ----------------   ----------------
Total Assets.....................................................        25,580,451         40,209,814
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                 (2)
                                                                   ----------------   ----------------
NET ASSETS.......................................................  $     25,580,451   $     40,209,812
                                                                   ================   ================
Outstanding Units................................................         2,292,596          3,604,696
Unit Fair Values.................................................  $11.09 to $11.17   $11.05 to $11.25

  The accompanying notes are an integral part of these financial statements.

    MET/AIM                                                               MFS            LOOMIS
    CAPITAL          PIONEER          PIONEER          PIONEER          EMERGING      SAYLES GLOBAL       STRATEGIC
  APPRECIATION        FUND         MID CAP VALUE   STRATEGIC INCOME  MARKETS EQUITY      MARKETS      GROWTH AND INCOME
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- -----------------
$             -- $             -- $             -- $             -- $             -- $             -- $             --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
          99,153               --               --               --               --               --               --
              --          374,110               --               --               --               --               --
              --               --           76,181               --               --               --               --
              --               --               --          363,744               --               --               --
              --               --               --               --       12,147,300               --               --
              --               --               --               --               --          363,073               --
              --               --               --               --               --               --       96,571,566
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          99,153          374,110           76,181          363,744       12,147,300          363,073       96,571,566
              --               --                1                1               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          99,153          374,110           76,182          363,745       12,147,300          363,073       96,571,566
              --               --               --               --               --               --               (1)
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$         99,153 $        374,110 $         76,182 $        363,745 $     12,147,300 $        363,073 $     96,571,565
================ ================ ================ ================ ================ ================ ================
           6,735           18,039            6,262           18,435        1,163,479           35,233        9,468,531
$13.96 to $14.94 $18.46 to $21.42 $11.97 to $12.21 $18.05 to $20.43 $10.41 to $10.49 $10.27 to $10.35 $10.19 to $10.26

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                       STRATEGIC
                                                                  CONSERVATIVE GROWTH STRATEGIC GROWTH
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Strategic Conservative Growth Portfolio
 10,291,140 shares; cost $105,760,989............................  $    106,307,471   $             --
Strategic Growth Portfolio
 6,939,917 shares; cost $71,980,034..............................                --         72,244,539
RUSSELL INVESTMENT FUNDS ("RUSSELL FUND"):
Russell Multi-Style Equity Portfolio
 1,612,551 shares; cost $23,017,611..............................                --                 --
Russell Aggressive Equity Portfolio
 365,562 shares; cost $4,799,875.................................                --                 --
Russell Non-U.S. Portfolio
 758,911 shares; cost $8,461,016.................................                --                 --
Russell Core Bond Portfolio
 1,514,232 shares; cost $15,534,194..............................                --                 --
Russell Real Estate Securities Portfolio
 150,720 shares; cost $2,220,172.................................                --                 --
AIM VARIABLE INVESTORS FUNDS, INC. ("AIM FUNDS"):
AIM V.I. Capital Appreciation Portfolio
 781,468 shares; cost $23,086,991................................                --                 --
AIM V.I. International Growth Portfolio
 559,714 shares; cost $11,656,200................................                --                 --
DWS VARIABLE SERIES VIP ("DWS FUND"):
DWS Small Cap Growth Portfolio
 97,996 shares; cost $1,570,967..................................                --                 --
DWS Government & Agency Securities Portfolio
 107,610 shares; cost $1,300,011.................................                --                 --
MFS VARIABLE INSURANCE TRUST ("MFS FUND")
Investors Trust Portfolio
 524,348 shares; cost $8,610,091.................................                --                 --
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Davis Venture Value Portfolio
 9,565,947 shares; cost $249,647,363.............................                --                 --
Harris Oakmark Focused Value Portfolio
 335,926 shares; cost $73,720,321................................                --                 --
Jennison Growth Portfolio
 6,657,428 shares; cost $69,567,654..............................                --                 --
MFS Total Return Portfolio
 541,116 shares; cost $75,278,698................................                --                 --
                                                                   ----------------   ----------------
Total Investments................................................       106,307,471         72,244,539
Due from MetLife Investors Insurance Company.....................                --                 --
                                                                   ----------------   ----------------
Total Assets.....................................................       106,307,471         72,244,539
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                 (1)
                                                                   ----------------   ----------------
NET ASSETS.......................................................  $    106,307,471   $     72,244,538
                                                                   ================   ================
Outstanding Units................................................        10,385,745          7,005,283
Unit Fair Values.................................................  $10.23 to $10.33   $10.31 to $10.40

  The accompanying notes are an integral part of these financial statements.

     RUSSELL            RUSSELL        RUSSELL     RUSSELL          RUSSELL
MULTI-STYLE EQUITY AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  REAL ESTATE SECURITIES
   SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT
------------------ ----------------- ----------- ----------- ----------------------
   $        --        $       --     $        -- $        --       $       --
            --                --              --          --               --
    24,075,388                --              --          --               --
            --         5,282,369              --          --               --
            --                --      11,391,245          --               --
            --                --              --  15,354,315               --
            --                --              --          --        3,216,372
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
   -----------        ----------     ----------- -----------       ----------
    24,075,388         5,282,369      11,391,245  15,354,315        3,216,372
            --                 1              --           1                1
   -----------        ----------     ----------- -----------       ----------
    24,075,388         5,282,370      11,391,245  15,354,316        3,216,373
            (2)               --              --          --               --
   -----------        ----------     ----------- -----------       ----------
   $24,075,386        $5,282,370     $11,391,245 $15,354,316       $3,216,373
   ===========        ==========     =========== ===========       ==========
     1,829,723           349,188         656,427   1,079,274           93,434
   $     13.16        $    15.13     $     17.35 $     14.23       $    34.42

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                        AIM V.I.             AIM V.I.
                                                                  CAPITAL APPRECIATION INTERNATIONAL GROWTH
                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                  -------------------- --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Strategic Conservative Growth Portfolio
 10,291,140 shares; cost $105,760,989............................   $            --      $             --
Strategic Growth Portfolio
 6,939,917 shares; cost $71,980,034..............................                --                    --
RUSSELL INVESTMENT FUNDS ("RUSSELL FUND"):
Russell Multi-Style Equity Portfolio
 1,612,551 shares; cost $23,017,611..............................                --                    --
Russell Aggressive Equity Portfolio
 365,562 shares; cost $4,799,875.................................                --                    --
Russell Non-U.S. Portfolio
 758,911 shares; cost $8,461,016.................................                --                    --
Russell Core Bond Portfolio
 1,514,232 shares; cost $15,534,194..............................                --                    --
Russell Real Estate Securities Portfolio
 150,720 shares; cost $2,220,172.................................                --                    --
AIM VARIABLE INVESTORS FUNDS, INC. ("AIM FUNDS"):
AIM V.I. Capital Appreciation Portfolio
 781,468 shares; cost $23,086,991................................        20,478,782                    --
AIM V.I. International Growth Portfolio
 559,714 shares; cost $11,656,200................................                --            16,392,229
DWS VARIABLE SERIES VIP ("DWS FUND"):
DWS Small Cap Growth Portfolio
 97,996 shares; cost $1,570,967..................................                --                    --
DWS Government & Agency Securities Portfolio
 107,610 shares; cost $1,300,011.................................                --                    --
MFS VARIABLE INSURANCE TRUST ("MFS FUND")
Investors Trust Portfolio
 524,348 shares; cost $8,610,091.................................                --                    --
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Davis Venture Value Portfolio
 9,565,947 shares; cost $249,647,363.............................                --                    --
Harris Oakmark Focused Value Portfolio
 335,926 shares; cost $73,720,321................................                --                    --
Jennison Growth Portfolio
 6,657,428 shares; cost $69,567,654..............................                --                    --
MFS Total Return Portfolio
 541,116 shares; cost $75,278,698................................                --                    --
                                                                    ---------------      ----------------
Total Investments................................................        20,478,782            16,392,229
Due from MetLife Investors Insurance Company.....................             1,330                 1,705
                                                                    ---------------      ----------------
Total Assets.....................................................        20,480,112            16,393,934
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                    --
                                                                    ---------------      ----------------
NET ASSETS                                                          $    20,480,112      $     16,393,934
                                                                    ===============      ================
Outstanding Units................................................         1,706,952               855,393
Unit Fair Values.................................................   $6.90 to $23.85      $11.69 to $26.70

  The accompanying notes are an integral part of these financial statements.

      DWS                     DWS                                       DAVIS        HARRIS OAKMARK      JENNISON
SMALL CAP GROWTH GOVERNMENT & AGENCY SECURITIES  INVESTORS TRUST    VENTURE VALUE    FOCUSED VALUE        GROWTH
  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ------------------------------ ----------------  ----------------  ----------------  ---------------
 $           --         $             --        $             --  $             --  $             --  $            --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
      1,390,556                       --                      --                --                --               --
             --                1,321,448                      --                --                --               --
             --                       --              11,310,195                --                --               --
             --                       --                      --       334,265,046                --               --
             --                       --                      --                --        88,607,306               --
             --                       --                      --                --                --       84,084,944
             --                       --                      --                --                --               --
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
      1,390,556                1,321,448              11,310,195       334,265,046        88,607,306       84,084,944
             --                       --                      --                --                --                4
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
      1,390,556                1,321,448              11,310,195       334,265,046        88,607,306       84,084,948

             --                       --                      (1)               (4)              (12)              --
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
 $    1,390,556         $      1,321,448        $     11,310,194  $    334,265,042  $     88,607,294  $    84,084,948
 ==============         ================        ================  ================  ================  ===============
        140,716                   94,778                 917,659        21,712,702         4,979,605        7,501,567
 $9.67 to $9.89         $13.67 to $13.98        $12.14 to $12.42  $13.94 to $41.15  $17.28 to $18.16  $4.96 to $13.84

      MFS
  TOTAL RETURN
  SUB-ACCOUNT
----------------
$             --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
      83,918,506
----------------
      83,918,506
              --
----------------
      83,918,506

              (4)
----------------
$     83,918,502
================
       3,537,012
$12.63 to $50.86

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                    CAPITAL GUARDIAN         FI
                                                                       US EQUITY     INTERNATIONAL STOCK
                                                                      SUB-ACCOUNT        SUB-ACCOUNT
                                                                    ---------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND") -- (CONTINUED)
Capital Guardian U.S. Equity Portfolio
 12,802,765 shares; cost $140,512,453.............................. $    169,757,702  $             --
Fl International Stock Portfolio
 786,083 shares; cost $7,991,808...................................               --        12,031,861
BlackRock Money Market Portfolio
 912,352 shares; cost $91,235,149..................................               --                --
MetLife Stock Index Portfolio
 1,124,804 shares; cost $35,199,813................................               --                --
BlackRock Bond Income Portfolio
 337,175 shares; cost $36,097,212..................................               --                --
BlackRock Strategic Value Portfolio
 171,390 shares; cost $2,963,218...................................               --                --
Franklin Templeton Small Cap Growth Portfolio
 1,920,310 shares; cost $19,650,896................................               --                --
Western Asset Management Strategic Bond Opportunities Portfolio
 490,834 shares; cost $6,040,114...................................               --                --
Western Asset Management U.S. Government Portfolio
 87,227 shares; cost $1,052,713....................................               --                --
T. Rowe Price Small Cap Growth Portfolio
 710,991 shares; cost $9,192,210...................................               --                --
T. Rowe Price Large Cap Growth Portfolio
 7,545,716 shares; cost $103,484, 214..............................               --                --
Oppenheimer Global Equity Portfolio
 1,019,801 shares; cost $15,493,763................................               --                --
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam Growth & Income Portfolio
 707,956 shares; cost $17,783,374..................................               --                --
Putnam Vista Portfolio
 339,180 shares; cost $5,276,474...................................               --                --
Putnam Equity Income Portfolio
 2,521,262 shares; cost $33,454,967................................               --                --
FRANKLIN TEMPLETON VARIABLE INVESTORS PRODUCTS ("TEMPLETON FUND"):
Templeton Growth Securities Portfolio
 685,918 shares; cost $9,321,129...................................               --                --
Templeton Foreign Securities Portfolio
 3,610,939 shares; cost $48,722,008................................               --                --
Templeton Developing Markets Securities Portfolio
 3,539,342 shares; cost $23,846,495................................               --                --
                                                                    ----------------  ----------------
Total Investments..................................................      169,757,702        12,031,861
Due from MetLife Investors Insurance Company.......................              363                --
                                                                    ----------------  ----------------
Total Assets.......................................................      169,758,065        12,031,861
LIABILITIES:
Due to MetLife Investors Insurance Company.........................               --                (1)
                                                                    ----------------  ----------------
NET ASSETS......................................................... $    169,758,065  $     12,031,860
                                                                    ================  ================
Outstanding Units..................................................       13,080,267           632,428
Unit Fair Values................................................... $12.54 to $13.31  $11.79 to $19.91

  The accompanying notes are an integral part of these financial statements.

  BLACKROCK         METLIFE      BLACKROCK BOND       BLACKROCK     FRANKLIN TEMPLETON   WESTERN ASSET MANAGEMENT
 MONEY MARKET     STOCK INDEX        INCOME        STRATEGIC VALUE   SMALL CAP GROWTH  STRATEGIC BOND OPPORTUNITIES
 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
--------------- --------------- ----------------  ----------------  ------------------ ----------------------------
$            -- $            -- $             --  $             --   $             --        $             --
             --              --               --                --                 --                      --
     91,235,149              --               --                --                 --                      --
             --      39,811,548               --                --                 --                      --
             --              --       36,289,495                --                 --                      --
             --              --               --         3,001,031                 --                      --
             --              --               --                --         20,720,144                      --
             --              --               --                --                 --               6,154,850
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
     91,235,149      39,811,548       36,289,495         3,001,031         20,720,144               6,154,850
            563               1               --                --                 --                      --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
     91,235,712      39,811,549       36,289,495         3,001,031         20,720,144               6,154,850
             --              --               (8)               (2)                (2)                     --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
$    91,235,712 $    39,811,549 $     36,289,487  $      3,001,029   $     20,720,142        $      6,154,850
=============== =============== ================  ================   ================        ================
      8,885,438       3,050,585          772,347           141,367          1,914,092                 298,802
$9.91 to $10.78 $9.93 to $13.34 $41.29 to $54.01  $20.65 to $22.25   $10.56 to $11.01        $19.46 to $22.38

WESTERN ASSET MANAGEMENT
     US GOVERNMENT
      SUB-ACCOUNT
------------------------
    $             --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
           1,068,532
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
    ----------------
           1,068,532
                  --
    ----------------
           1,068,532
                  --
    ----------------
    $      1,068,532
    ================
              69,720
    $14.41 to $17.30

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                     T. ROWE PRICE    T. ROWE PRICE
                                                                    SMALL CAP GROWTH LARGE CAP GROWTH
                                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                                    ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND") -- (CONTINUED)
Capital Guardian U.S. Equity Portfolio
 12,802,765 shares; cost $140,512,453.............................. $             -- $             --
Fl International Stock Portfolio
 786,083 shares; cost $7,991,808...................................               --               --
BlackRock Money Market Portfolio
 912,352 shares; cost $91,235,149..................................               --               --
MetLife Stock Index Portfolio
 1,124,804 shares; cost $35,199,813................................               --               --
BlackRock Bond Income Portfolio
 337,175 shares; cost $36,097,212..................................               --               --
BlackRock Strategic Value Portfolio
 171,390 shares; cost $2,963,218...................................               --               --
Franklin Templeton Small Cap Growth Portfolio
 1,920,310 shares; cost $19,650,896................................               --               --
Western Asset Management Strategic Bond Opportunities Portfolio
 490,834 shares; cost $6,040,114...................................               --               --
Western Asset Management U.S. Government Portfolio
 87,227 shares; cost $1,052,713....................................               --               --
T. Rowe Price Small Cap Growth Portfolio
 710,991 shares; cost $9,192,210...................................       11,048,947               --
T. Rowe Price Large Cap Growth Portfolio
 7,545,716 shares; cost $103,484,214...............................               --      114,700,033
Oppenheimer Global Equity Portfolio
 1,019,801 shares; cost $15,493,763................................               --               --
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam Growth & Income Portfolio
 707,956 shares; cost $17,783,374..................................               --               --
Putnam Vista Portfolio
 339,180 shares; cost $5,276,474...................................               --               --
Putnam Equity Income Portfolio
 2,521,262 shares; cost $33,454,967................................               --               --
FRANKLIN TEMPLETON VARIABLE INVESTORS PRODUCTS ("TEMPLETON FUND"):
Templeton Growth Securities Portfolio
 685,918 shares; cost $9,321,129...................................               --               --
Templeton Foreign Securities Portfolio
 3,610,939 shares; cost $48,722,008................................               --               --
Templeton Developing Markets Securities Portfolio
 3,539,342 shares; cost $23,846,495................................               --               --
                                                                    ---------------- ----------------
Total Investments..................................................       11,048,947      114,700,033
Due from MetLife Investors Insurance Company.......................            1,679            3,734
                                                                    ---------------- ----------------
Total Assets.......................................................       11,050,626      114,703,767
LIABILITIES:
Due to MetLife Investors Insurance Company.........................               --               --
                                                                    ---------------- ----------------
NET ASSETS......................................................... $     11,050,626 $    114,703,767
                                                                    ================ ================
Outstanding Units..................................................          746,463        8,132,948
Unit Fair Values................................................... $14.02 to $15.83 $13.56 to $15.02

  The accompanying notes are an integral part of these financial statements.

  OPPENHEIMER         PUTNAM                            PUTNAM           TEMPLETON         TEMPLETON      TEMPLETON DEVELOPING
 GLOBAL EQUITY    GROWTH & INCOME    PUTNAM VISTA    EQUITY INCOME   GROWTH SECURITIES FOREIGN SECURITIES  MARKETS SECURITIES
  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
---------------- ----------------  ---------------- ---------------- ----------------- ------------------ --------------------
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
$             -- $             --  $             -- $             -- $             --   $             --    $             --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --                                  --                  --
      17,132,655               --                --               --               --                 --                  --
              --       20,878,417                --               --               --                 --                  --
              --               --         5,064,251               --               --                 --                  --
              --               --                --       39,810,732               --                 --                  --
              --               --                --               --       10,958,018                 --                  --
              --               --                --               --               --         67,803,255                  --
              --               --                --               --               --                 --          48,883,729
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
      17,132,655       20,878,417         5,064,251       39,810,732       10,958,018         67,803,255          48,883,729
               2               --                --               --               --                 --                  --
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
      17,132,657       20,878,417         5,064,251       39,810,732       10,958,018         67,803,255          48,883,729
              --               (5)               --               --               (3)                --                  --
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
$     17,132,657 $     20,878,412  $      5,064,251 $     39,810,732 $     10,958,015   $     67,803,255    $     48,883,729
================ ================  ================ ================ ================   ================    ================
         857,647        1,289,872           374,568        2,427,699          560,530          4,229,198           2,629,249
$18.38 to $20.58 $14.30 to $65.01  $13.04 to $16.29 $15.87 to $16.56 $16.40 to $20.46   $13.80 to $37.24    $12.75 to $20.53

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                                        FIDELITY          FIDELITY
                                                                  GROWTH OPPORTUNITIES  EQUITY INCOME
                                                                      SUB-ACCOUNT        SUB-ACCOUNT
                                                                  -------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO ("FIDELITY FUND"):
Fidelity Growth Opportunities Portfolio
 12,372 shares; cost $237,428....................................       $224,683       $             --
Fidelity Equity Income Portfolio
 353,378 shares; cost $8,452,310.................................             --              9,156,792
PIMCO VARIABLE TRUST ("PIMCO FUND"):
PIMCO High Yield Portfolio
 1,730,704 shares; cost $14,165,049..............................             --                     --
PIMCO Low Duration Portfolio
 964,497 shares; cost $9,864,291.................................             --                     --
PIMCO StockPLUS Growth and Income Portfolio
 130,482 shares; cost $1,237,461.................................             --                     --
PIMCO Total Return Bond Portfolio
 2,301,115 shares; cost $23,307,836..............................             --                     --
AMERICAN FUND INSURANCE SERIES ("AMERICAN FUND"):
American Fund Global Growth Portfolio
 13,969 shares; cost $322,007....................................             --                     --
                                                                        --------       ----------------
Total Investments................................................        224,683              9,156,792
Due from MetLife Investors Insurance Company.....................             --                     --
                                                                        --------       ----------------
Total Assets.....................................................        224,683              9,156,792
LIABILITIES:
Due to MetLife Investors Insurance Company.......................             --                     --
                                                                        --------       ----------------
NET ASSETS.......................................................       $224,683       $      9,156,792
                                                                        ========       ================
Outstanding Units................................................         23,148                549,152
Unit Fair Values.................................................       $   9.71       $15.41 to $65.81

  The accompanying notes are an integral part of these financial statements.

   PIMCO HIGH          PIMCO        PIMCO STOCKSPLUS        PIMCO        AMERICAN FUNDS
      YIELD         LOW DURATION    GROWTH & INCOME   TOTAL RETURN BOND  GLOBAL GROWTH
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------- ----------------
$             --  $             --  $             --  $             --  $             --
              --                --                --                --                --
      14,434,074                --                --                --                --
              --         9,702,843                --                --                --
              --                --         1,454,878                --                --
              --                --                --        23,287,282                --
              --                --                --                             325,343
----------------  ----------------  ----------------  ----------------  ----------------
      14,434,074         9,702,843         1,454,878        23,287,282           325,343
              --                --                 1                --                --
----------------  ----------------  ----------------  ----------------  ----------------
      14,434,074         9,702,843         1,454,879        23,287,282           325,343
             (13)              (11)               (1)             (112)               --
----------------  ----------------  ----------------  ----------------  ----------------
$     14,434,061  $      9,702,832  $      1,454,878  $     23,287,170  $        325,343
================  ================  ================  ================  ================
       1,027,968           786,353           138,195         1,708,329            12,186
$13.61 to $14.33  $11.95 to $12.53  $10.13 to $15.24  $13.39 to $13.70  $24.68 to $27.58

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                  LORD ABBETT    LORD ABBETT     VAN KAMPEN
                                                                GROWTH & INCOME BOND DEBENTURE MID-CAP GROWTH
                                                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                --------------- -------------- --------------
                                                                     2006            2006           2006
                                                                --------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................  $ 21,871,906    $21,646,198     $       --
Expenses:
  Mortality and expense risk charges...........................    15,167,459      3,813,357        588,828
  Administrative Charges.......................................     2,496,460        697,081        123,650
                                                                 ------------    -----------     ----------
  Total expenses...............................................    17,663,919      4,510,438        712,478
                                                                 ------------    -----------     ----------
Net investment income (loss)...................................     4,207,987     17,135,760       (712,478)
                                                                 ------------    -----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............    52,679,355      3,005,339      1,955,819
Realized gain distributions....................................   103,908,741             --      3,493,680
                                                                 ------------    -----------     ----------
Net realized gains (losses) on investments.....................   156,588,096      3,005,339      5,449,499
Change in unrealized appreciation (depreciation) of investments    29,716,801      3,199,197       (877,039)
                                                                 ------------    -----------     ----------
Net realized and unrealized gains (losses) on investments......   186,304,897      6,204,536      4,572,460
                                                                 ------------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $190,512,884    $23,340,296     $3,859,982
                                                                 ============    ===========     ==========

  The accompanying notes are an integral part of these financial statements.

 LORD ABBETT    LORD ABBETT        MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON
MID-CAP VALUE AMERICA'S VALUE CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH
 SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------- --------------- --------------------- -------------------- ------------------------ -----------------
    2006           2006               2006                  2006                   2006                 2006
------------- --------------- --------------------- -------------------- ------------------------ -----------------
$  1,883,467    $ 1,390,298        $    36,893          $   199,545            $ 2,578,749          $         --
   3,446,964        610,671            463,735            1,956,190              1,020,346             1,612,654
     693,936        183,259             64,726              330,058                172,087               283,590
------------    -----------        -----------          -----------            -----------          ------------
   4,140,900        793,930            528,461            2,286,248              1,192,433             1,896,244
------------    -----------        -----------          -----------            -----------          ------------
  (2,257,433)       596,368           (491,568)          (2,086,703)             1,386,316            (1,896,244)
------------    -----------        -----------          -----------            -----------          ------------
  17,881,779        617,136          1,936,941            1,943,095               (378,382)            4,105,474
  29,042,001      1,266,699          5,848,479            1,090,728              1,968,083             7,374,854
------------    -----------        -----------          -----------            -----------          ------------
  46,923,780      1,883,835          7,785,420            3,033,823              1,589,701            11,480,328
 (12,362,885)     7,572,480         (2,383,918)           7,579,900             (3,885,799)          (13,562,408)
------------    -----------        -----------          -----------            -----------          ------------
  34,560,895      9,456,315          5,401,502           10,613,723             (2,296,098)           (2,082,080)
------------    -----------        -----------          -----------            -----------          ------------
$ 32,303,462    $10,052,683        $ 4,909,934          $ 8,527,020            $  (909,782)         $ (3,978,324)
============    ===========        ===========          ===========            ===========          ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                   PIMCO     RCM GLOBAL  T. ROWE PRICE
                                                                TOTAL RETURN TECHNOLOGY  MID CAP GROWTH
                                                                SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                ------------ ----------- --------------
                                                                    2006        2006          2006
                                                                ------------ ----------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.................................................... $ 9,022,040   $      --   $        --
Expenses:
  Mortality and expense risk charges...........................   4,388,798     166,881     1,610,422
  Administrative Charges.......................................     817,189      28,056       299,118
                                                                -----------   ---------   -----------
  Total expenses...............................................   5,205,987     194,937     1,909,540
                                                                -----------   ---------   -----------
Net investment income (loss)...................................   3,816,053    (194,937)   (1,909,540)
                                                                -----------   ---------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............   1,431,813     428,043    10,685,935
Realized gain distributions....................................     142,694          --     4,163,002
                                                                -----------   ---------   -----------
Net realized gains (losses) on investments.....................   1,574,507     428,043    14,848,937
Change in unrealized appreciation (depreciation) of investments   5,445,910     152,202    (7,278,039)
                                                                -----------   ---------   -----------
Net realized and unrealized gains (losses) on investments......   7,020,417     580,245     7,570,898
                                                                -----------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $10,836,470   $ 385,308   $ 5,661,358
                                                                ===========   =========   ===========

  The accompanying notes are an integral part of these financial statements.

         MFS               MET/AIM        LAZARD           HARRIS          THIRD AVENUE       NEUBERGER
RESEARCH INTERNATIONAL SMALL CAP GROWTH   MID CAP   OAKMARK INTERNATIONAL SMALL CAP VALUE BERMAN REAL ESTATE
     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------------- ---------------- ----------- --------------------- --------------- ------------------
         2006                2006          2006             2006               2006              2006
---------------------- ---------------- ----------- --------------------- --------------- ------------------

     $ 4,105,607         $        --    $   95,712       $ 2,729,262        $   456,097      $   884,697

       2,859,337           1,241,106       451,692         1,541,594          1,439,269        1,038,307
         510,549             223,206        76,835           262,081            247,758          188,453
     -----------         -----------    ----------       -----------        -----------      -----------
       3,369,886           1,464,312       528,527         1,803,675          1,687,027        1,226,760
     -----------         -----------    ----------       -----------        -----------      -----------
         735,721          (1,464,312)     (432,815)          925,587         (1,230,930)        (342,063)
     -----------         -----------    ----------       -----------        -----------      -----------

      18,535,049           3,002,882     1,002,669         6,405,690          7,639,803        7,440,899
      17,307,673          13,354,412     3,751,968         7,483,074          6,782,734        4,655,080
     -----------         -----------    ----------       -----------        -----------      -----------
      35,842,722          16,357,294     4,754,637        13,888,764         14,422,537       12,095,979
      14,955,814          (4,111,860)     (653,859)        9,881,090         (2,597,666)      12,680,369
     -----------         -----------    ----------       -----------        -----------      -----------
      50,798,536          12,245,434     4,100,778        23,769,854         11,824,871       24,776,348
     -----------         -----------    ----------       -----------        -----------      -----------
     $51,534,257         $10,781,122    $3,667,963       $24,695,441        $10,593,941      $24,434,285
     ===========         ===========    ==========       ===========        ===========      ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                    TURNER     GOLDMAN SACHS METLIFE DEFENSIVE
                                                                MID-CAP GROWTH MID-CAP VALUE     STRATEGY
                                                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                                -------------- ------------- -----------------
                                                                     2006          2006            2006
                                                                -------------- ------------- -----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $      --     $       --      $     5,548
Expenses:
  Mortality and expense risk charges...........................     190,162        492,124        1,197,478
  Administrative Charges.......................................      32,407         84,949          197,522
                                                                  ---------     ----------      -----------
  Total expenses...............................................     222,569        577,073        1,395,000
                                                                  ---------     ----------      -----------
Net investment income (loss)...................................    (222,569)      (577,073)      (1,389,452)
                                                                  ---------     ----------      -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............     513,825      1,606,131        1,488,161
Realized gain distributions....................................     163,731        281,181          544,435
                                                                  ---------     ----------      -----------
Net realized gains (losses) on investments.....................     677,556      1,887,312        2,032,596
Change in unrealized appreciation (depreciation) of investments      72,340      3,011,251        4,934,458
                                                                  ---------     ----------      -----------
Net realized and unrealized gains (losses) on investments......     749,896      4,898,563        6,967,054
                                                                  ---------     ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 527,327     $4,321,490      $ 5,577,602
                                                                  =========     ==========      ===========

  The accompanying notes are an integral part of these financial statements.

     METLIFE           METLIFE          METLIFE           METLIFE       VAN KAMPEN    CYCLICAL
MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY  COMSTOCK    GROWTH ETF
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
----------------- ----------------- --------------- ------------------- -----------  -----------
      2006              2006             2006              2006            2006         2006
----------------- ----------------- --------------- ------------------- -----------  -----------
   $    22,783      $     67,342     $     63,733       $    14,426     $        --  $  265,761
     3,980,964        11,122,931       11,765,427         2,162,976         663,178     198,818
       660,733         1,890,540        2,003,085           364,340         161,848      43,469
   -----------      ------------     ------------       -----------     -----------  ----------
     4,641,697        13,013,471       13,768,512         2,527,316         825,026     242,287
   -----------      ------------     ------------       -----------     -----------  ----------
    (4,618,914)      (12,946,129)     (13,704,779)       (2,512,890)       (825,026)     23,474
   -----------      ------------     ------------       -----------     -----------  ----------
     1,416,700         1,182,107        1,388,232         4,555,689       1,468,320      73,126
     1,960,987         4,600,144        4,723,651         1,048,836         682,899      74,955
   -----------      ------------     ------------       -----------     -----------  ----------
     3,377,687         5,782,251        6,111,883         5,604,525       2,151,219     148,081
    23,106,963        82,185,415       99,396,907        13,278,939       8,620,101   1,993,642
   -----------      ------------     ------------       -----------     -----------  ----------
    26,484,650        87,967,666      105,508,790        18,883,464      10,771,320   2,141,723
   -----------      ------------     ------------       -----------     -----------  ----------
   $21,865,736      $ 75,021,537     $ 91,804,011       $16,370,574     $ 9,946,294  $2,165,197
   ===========      ============     ============       ===========     ===========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                     CYCLICAL        LEGG MASON        MET/AIM
                                                                GROWTH & INCOME ETF VALUE EQUITY CAPITAL APPRECIATION
                                                                    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                                ------------------- ------------ --------------------
                                                                       2006             2006             2006
                                                                ------------------- ------------ --------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $  317,235       $       --        $   173
Expenses:
  Mortality and expense risk charges...........................        167,753          340,726            619
  Administrative Charges.......................................         34,715           68,205            132
                                                                    ----------       ----------        -------
  Total expenses...............................................        202,468          408,931            751
                                                                    ----------       ----------        -------
Net investment income (loss)...................................        114,767         (408,931)          (578)
                                                                    ----------       ----------        -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............         78,666          124,510         (2,235)
Realized gain distributions....................................          4,025          756,646         12,029
                                                                    ----------       ----------        -------
Net realized gains (losses) on investments.....................         82,691          881,156          9,794
Change in unrealized appreciation (depreciation) of investments      1,496,315        2,183,499         (3,926)
                                                                    ----------       ----------        -------
Net realized and unrealized gains (losses) on investments......      1,579,006        3,064,655          5,868
                                                                    ----------       ----------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $1,693,773       $2,655,724        $ 5,290
                                                                    ==========       ==========        =======

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

  PIONEER      PIONEER        PIONEER       MFS EMERGING         LOOMIS             STRATEGIC
   FUND     MID CAP VALUE STRATEGIC INCOME MARKETS EQUITY SAYLES GLOBAL MARKETS GROWTH AND INCOME
SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------- ------------- ---------------- -------------- --------------------- -----------------
 2006 (A)     2006 (A)        2006 (A)        2006 (A)          2006 (A)            2006 (A)
----------- ------------- ---------------- -------------- --------------------- -----------------
  $    --      $  166         $ 16,801       $  100,302          $ 3,150            $ 98,032
      536         132              737           36,480            2,076              64,604
      186          51              205            5,256              326              13,196
  -------      ------         --------       ----------          -------            --------
      722         183              942           41,736            2,402              77,800
  -------      ------         --------       ----------          -------            --------
     (722)        (17)          15,859           58,566              748              20,232
  -------      ------         --------       ----------          -------            --------
      105         201               35           14,319               78                 141
       --       1,027               --               --               --                  --
  -------      ------         --------       ----------          -------            --------
      105       1,228               35           14,319               78                 141
   13,512       3,102          (11,458)       1,134,292           31,271             209,529
  -------      ------         --------       ----------          -------            --------
   13,617       4,330          (11,423)       1,148,611           31,349             209,670
  -------      ------         --------       ----------          -------            --------
  $12,895      $4,313         $  4,436       $1,207,177          $32,097            $229,902
  =======      ======         ========       ==========          =======            ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                     STRATEGIC       STRATEGIC       RUSSELL
                                                                CONSERVATIVE GROWTH   GROWTH    MULTI-STYLE EQUITY
                                                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------------- ----------- ------------------
                                                                     2006 (A)        2006 (A)          2006
                                                                ------------------- ----------- ------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................      $182,867        $106,262       $  266,200
Expenses:
  Mortality and expense risk charges...........................        82,807          40,217          336,730
  Administrative Charges.......................................        17,336           8,301           40,408
                                                                     --------        --------       ----------
  Total expenses...............................................       100,143          48,518          377,138
                                                                     --------        --------       ----------
Net investment income (loss)...................................        82,724          57,744         (110,938)
                                                                     --------        --------       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............         1,951              --         (300,076)
Realized gain distributions....................................            --              --               --
                                                                     --------        --------       ----------
Net realized gains (losses) on investments.....................         1,951              --         (300,076)
Change in unrealized appreciation (depreciation) of investments       546,482         264,505        3,182,129
                                                                     --------        --------       ----------
Net realized and unrealized gains (losses) on investments......       548,433         264,505        2,882,053
                                                                     --------        --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $631,157        $322,249       $2,771,115
                                                                     ========        ========       ==========

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

     RUSSELL        RUSSELL     RUSSELL     RUSSELL REAL          AIM V.I.             AIM V.I.
AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  ESTATE SECURITIES CAPITAL APPRECIATION INTERNATIONAL GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------- ----------- ----------------- -------------------- --------------------
      2006           2006        2006           2006                2006                 2006
----------------- ----------- ----------- ----------------- -------------------- --------------------
   $   10,992     $  266,776   $ 764,038      $ 61,051          $    11,246           $  178,136
       78,742        151,453     217,151        40,427              270,872              207,079
        9,449         18,174      26,058         4,851               41,814               37,499
   ----------     ----------   ---------      --------          -----------           ----------
       88,191        169,627     243,209        45,278              312,686              244,578
   ----------     ----------   ---------      --------          -----------           ----------
      (77,199)        97,149     520,829        15,773             (301,440)             (66,442)
   ----------     ----------   ---------      --------          -----------           ----------
      504,691        890,012     (54,647)      571,669           (1,150,611)           2,500,901
      704,220        223,721          --       241,613                   --                   --
   ----------     ----------   ---------      --------          -----------           ----------
    1,208,911      1,113,733     (54,647)      813,282           (1,150,611)           2,500,901
     (355,344)     1,173,994    (122,880)      115,604            2,485,043            1,599,095
   ----------     ----------   ---------      --------          -----------           ----------
      853,567      2,287,727    (177,527)      928,886            1,334,432            4,099,996
   ----------     ----------   ---------      --------          -----------           ----------
   $  776,368     $2,384,876   $ 343,302      $944,659          $ 1,032,992           $4,033,554
   ==========     ==========   =========      ========          ===========           ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                         DWS
                                                                      DWS        GOVERNMENT & AGENCY
                                                                SMALL CAP GROWTH     SECURITIES      INVESTORS TRUST
                                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                                ---------------- ------------------- ---------------
                                                                      2006              2006              2006
                                                                ---------------- ------------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $     --           $65,530         $   32,810
Expenses:
  Mortality and expense risk charges...........................       18,912            19,751            157,080
  Administrative Charges.......................................        2,431             3,120             30,669
                                                                    --------           -------         ----------
Total expenses.................................................       21,343            22,871            187,749
                                                                    --------           -------         ----------
Net investment income (loss)...................................      (21,343)           42,659           (154,939)
                                                                    --------           -------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............      (66,830)           (1,023)           632,401
Realized gain distributions....................................           --                --                 --
                                                                    --------           -------         ----------
Net realized gains (losses) on investments.....................      (66,830)           (1,023)           632,401
Change in unrealized appreciation (depreciation) of investments      144,534            (4,537)           773,471
                                                                    --------           -------         ----------
Net realized and unrealized gains (losses) on investments......       77,704            (5,560)         1,405,872
                                                                    --------           -------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 56,361           $37,099         $1,250,933
                                                                    ========           =======         ==========

--------
(f) For the period January 1, 2006 to April 30, 2006

  The accompanying notes are an integral part of these financial statements.


    DAVIS            HARRIS          JENNISON          MFS           MFS      CAPITAL GUARDIAN
VENTURE VALUE OAKMARK FOCUSED VALUE   GROWTH     INVESTORS TRUST TOTAL RETURN    US EQUITY
 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------- --------------------- -----------  --------------- ------------ ----------------
    2006              2006             2006         2006 (F)         2006           2006
------------- --------------------- -----------  --------------- ------------ ----------------
 $ 2,346,833       $    80,336      $        --    $   149,466    $2,433,929    $ 1,519,447
   4,243,838         1,279,119        1,211,574        159,662       624,588      1,812,243
     812,473           217,689          224,582         32,521       178,510        339,646
 -----------       -----------      -----------    -----------    ----------    -----------
   5,056,311         1,496,808        1,436,156        192,183       803,098      2,151,889
 -----------       -----------      -----------    -----------    ----------    -----------
  (2,709,478)       (1,416,472)      (1,436,156)       (42,717)    1,630,831       (632,442)
 -----------       -----------      -----------    -----------    ----------    -----------
  15,793,935         3,695,640        4,806,685      7,819,712       329,135      3,579,560
          --         8,501,622           78,429      3,028,642     1,662,656      1,847,214
 -----------       -----------      -----------    -----------    ----------    -----------
  15,793,935        12,197,262        4,885,114     10,848,354     1,991,791      5,426,774
  27,324,982        (2,238,381)      (2,097,865)    (9,025,257)    4,263,278      9,032,093
 -----------       -----------      -----------    -----------    ----------    -----------
  43,118,917         9,958,881        2,787,249      1,823,097     6,255,069     14,458,867
 -----------       -----------      -----------    -----------    ----------    -----------
 $40,409,439       $ 8,542,409      $ 1,351,093    $ 1,780,380    $7,885,900    $13,826,425
 ===========       ===========      ===========    ===========    ==========    ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                        FI           BLACKROCK     METLIFE
                                                                INTERNATIONAL STOCK MONEY MARKET STOCK INDEX
                                                                    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                                                                ------------------- ------------ -----------
                                                                       2006             2006        2006
                                                                ------------------- ------------ -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $  172,304       $3,430,009  $  617,665
Expenses:
  Mortality and expense risk charges...........................        166,118        1,036,860     506,450
  Administrative Charges.......................................         33,853          173,122      86,946
                                                                    ----------       ----------  ----------
  Total expenses...............................................        199,971        1,209,982     593,396
                                                                    ----------       ----------  ----------
Net investment income (loss)...................................        (27,667)       2,220,027      24,269
                                                                    ----------       ----------  ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............      2,092,382               --   3,472,184
Realized gain distributions....................................             --               --   1,241,760
                                                                    ----------       ----------  ----------
Net realized gains (losses) on investments.....................      2,092,382               --   4,713,944
Change in unrealized appreciation (depreciation) of investments       (162,004)              --    (292,674)
                                                                    ----------       ----------  ----------
Net realized and unrealized gains (losses) on investments......      1,930,378               --   4,421,270
                                                                    ----------       ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $1,902,711       $2,220,027  $4,445,539
                                                                    ==========       ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                               WESTERN ASSET
                                                 MANAGEMENT   WESTERN ASSET
 BLACKROCK     BLACKROCK    FRANKLIN TEMPLETON STRATEGIC BOND  MANAGEMENT    T. ROWE PRICE
BOND INCOME STRATEGIC VALUE  SMALL CAP GROWTH  OPPORTUNITIES  US GOVERNMENT SMALL CAP GROWTH
SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------- --------------- ------------------ -------------- ------------- ----------------
   2006          2006              2006             2006          2006            2006
----------- --------------- ------------------ -------------- ------------- ----------------
$1,964,508     $   3,113        $       --        $308,216       $ 4,893       $      --
   461,293        46,709           297,115          79,585         7,525         141,719
    86,877         9,358            60,382          14,768         1,236          24,567
----------     ---------        ----------        --------       -------       ---------
   548,170        56,067           357,497          94,353         8,761         166,286
----------     ---------        ----------        --------       -------       ---------
 1,416,338       (52,954)         (357,497)        213,863        (3,868)       (166,286)
----------     ---------        ----------        --------       -------       ---------
  (548,781)       18,446         1,078,273          23,057         8,980         526,430
    34,109       760,849         1,108,531          51,651            --              --
----------     ---------        ----------        --------       -------       ---------
  (514,672)      779,295         2,186,804          74,708         8,980         526,430
   308,380      (199,526)           92,344         (77,850)       15,639         (77,207)
----------     ---------        ----------        --------       -------       ---------
  (206,292)      579,769         2,279,148          (3,142)       24,619         449,223
----------     ---------        ----------        --------       -------       ---------
$1,210,046     $ 526,815        $1,921,651        $210,721       $20,751       $ 282,937
==========     =========        ==========        ========       =======       =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                 T. ROWE PRICE    OPPENHEIMER      PUTNAM
                                                                LARGE CAP GROWTH GLOBAL EQUITY GROWTH & INCOME
                                                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                ---------------- ------------- ---------------
                                                                      2006           2006           2006
                                                                ---------------- ------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $   225,371     $  242,505     $  379,957
Expenses:
  Mortality and expense risk charges...........................     1,637,059         98,192        250,701
  Administrative Charges.......................................       321,418         28,351         37,009
                                                                  -----------     ----------     ----------
  Total expenses...............................................     1,958,477        126,543        287,710
                                                                  -----------     ----------     ----------
Net investment income (loss)...................................    (1,733,106)       115,962         92,247
                                                                  -----------     ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............    19,301,398         59,158        448,392
Realized gain distributions....................................            --        209,101        525,217
                                                                  -----------     ----------     ----------
Net realized gains (losses) on investments.....................    19,301,398        268,259        973,609
Change in unrealized appreciation (depreciation) of investments    (2,423,457)     1,343,446      1,808,364
                                                                  -----------     ----------     ----------
Net realized and unrealized gains (losses) on investments......    16,877,941      1,611,705      2,781,973
                                                                  -----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $15,144,835     $1,727,667     $2,874,220
                                                                  ===========     ==========     ==========

  The accompanying notes are an integral part of these financial statements.

  PUTNAM       PUTNAM         TEMPLETON         TEMPLETON      TEMPLETON DEVELOPING       FIDELITY
   VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES  MARKETS SECURITIES  GROWTH OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------- ------------- ----------------- ------------------ -------------------- --------------------
   2006         2006            2006               2006                2006                 2006
----------- ------------- ----------------- ------------------ -------------------- --------------------
 $      --   $  339,394      $   68,159        $   945,548         $   606,056            $  2,290
    71,282      249,296          61,723            894,450             663,896               3,107
     9,172       77,127          12,478            169,691             125,968                 373
 ---------   ----------      ----------        -----------         -----------            --------
    80,454      326,423          74,201          1,064,141             789,864               3,480
 ---------   ----------      ----------        -----------         -----------            --------
   (80,454)      12,971          (6,042)          (118,593)           (183,808)             (1,190)
 ---------   ----------      ----------        -----------         -----------            --------
  (182,393)      81,571         185,088          8,146,492          11,370,221             (27,594)
        --      918,130         179,021                 --                  --                  --
 ---------   ----------      ----------        -----------         -----------            --------
  (182,393)     999,701         364,109          8,146,492          11,370,221             (27,594)
   510,354    4,430,015         906,637          5,357,400           1,413,976              35,547
 ---------   ----------      ----------        -----------         -----------            --------
   327,961    5,429,716       1,270,746         13,503,892          12,784,197               7,953
 ---------   ----------      ----------        -----------         -----------            --------
 $ 247,507   $5,442,687      $1,264,704        $13,385,299         $12,600,389            $  6,763
 =========   ==========      ==========        ===========         ===========            ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                  FIDELITY       PIMCO       PIMCO
                                                                EQUITY INCOME HIGH YIELD  LOW DURATION
                                                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                                ------------- ----------- ------------
                                                                    2006         2006         2006
                                                                ------------- ----------- ------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends....................................................  $  268,909   $1,094,933    $412,853
Expenses:
  Mortality and expense risk charges...........................     114,380      192,703     122,319
  Administrative Charges.......................................      20,086       39,219      24,051
                                                                 ----------   ----------    --------
  Total expenses...............................................     134,466      231,922     146,370
                                                                 ----------   ----------    --------
Net investment income (loss)...................................     134,443      863,011     266,483
                                                                 ----------   ----------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............     448,874      255,170     (33,431)
Realized gain distributions....................................   1,080,307           --          --
                                                                 ----------   ----------    --------
Net realized gains (losses) on investments.....................   1,529,181      255,170     (33,431)
Change in unrealized appreciation (depreciation) of investments    (168,505)     119,847       1,182
                                                                 ----------   ----------    --------
Net realized and unrealized gains (losses) on investments......   1,360,676      375,017     (32,249)
                                                                 ----------   ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $1,495,119   $1,238,028    $234,234
                                                                 ==========   ==========    ========

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

               PIMCO STOCKSPLUS       PIMCO       AMERICAN FUNDS
               GROWTH & INCOME  TOTAL RETURN BOND GLOBAL GROWTH
                 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
               ---------------- ----------------- --------------
                     2006             2006           2006 (A)
               ---------------- ----------------- --------------
                   $ 70,506        $1,144,385         $   --
                     17,746           327,924            103
                      3,301            57,481             35
                   --------        ----------         ------
                     21,047           385,405            138
                   --------        ----------         ------
                     49,459           758,980           (138)
                   --------        ----------         ------
                     36,393            96,979             --
                         --           129,294             --
                   --------        ----------         ------
                     36,393           226,273             --
                     96,200          (425,395)         3,336
                   --------        ----------         ------
                    131,287          (199,122)         3,336
                   --------        ----------         ------
                   $180,746        $  559,858         $3,198
                   ========        ==========         ======

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                               LORD ABBETT GROWTH & INCOME
                                                                                       SUB-ACCOUNT
                                                                             ------------------------------
                                                                                  2006            2005
                                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    4,207,987  $   (5,934,781)
  Net realized gain (loss) on investments...................................    156,588,096      70,355,565
  Change in unrealized appreciation (depreciation) of investments...........     29,716,801     (40,991,768)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from operations...........    190,512,884      23,429,016
                                                                             --------------  --------------
From capital transactions:
  Payments received from contract owners....................................     18,035,238      38,637,355
  Transfers between Sub-Accounts (including fixed account), net.............    (40,604,330)    (34,379,737)
  Transfers for contract benefits and terminations..........................   (178,793,095)   (174,985,018)
  Contract maintenance charges..............................................     (1,805,767)     (1,745,482)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from capital transactions.   (203,167,954)   (172,472,882)
                                                                             --------------  --------------
NET CHANGE IN NET ASSETS....................................................    (12,655,070)   (149,043,866)
NET ASSETS - BEGINNING OF PERIOD............................................  1,266,968,938   1,416,012,804
                                                                             --------------  --------------
NET ASSETS - END OF PERIOD.................................................. $1,254,313,868  $1,266,968,938
                                                                             ==============  ==============

                                                                             LORD ABBETT BOND DEBENTURE
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 17,135,760  $  9,509,186
  Net realized gain (loss) on investments...................................    3,005,339     5,661,525
  Change in unrealized appreciation (depreciation) of investments...........    3,199,197   (12,935,057)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   23,340,296     2,235,654
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    5,947,236    15,678,989
  Transfers between Sub-Accounts (including fixed account), net.............   (8,443,067)   28,294,352
  Transfers for contract benefits and terminations..........................  (39,505,959)  (35,579,930)
  Contract maintenance charges..............................................     (647,089)     (588,342)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (42,648,879)    7,805,069
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  (19,308,583)   10,040,723
NET ASSETS - BEGINNING OF PERIOD............................................  327,280,969   317,240,246
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $307,972,386  $327,280,969
                                                                             ============  ============

  The accompanying notes are an integral part of these financial statements.

VAN KAMPEN MID-CAP GROWTH  LORD ABBETT MID-CAP VALUE  LORD ABBETT AMERICA'S VALUE MET/PUTNAM CAPITAL OPPORTUNITIES
       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------  --------------------------  --------------------------  -------------------------------
    2006         2005         2006          2005          2006          2005          2006             2005
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
$  (712,478) $  (714,618) $ (2,257,433) $ (2,424,437) $   596,368   $  (536,820)  $  (491,568)     $  (453,821)
  5,449,499    6,063,363    46,923,780    19,486,039    1,883,835       187,672     7,785,420        1,471,946
   (877,039)  (3,560,342)  (12,362,885)    2,254,039    7,572,480     2,066,489    (2,383,918)       2,144,369
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
  3,859,982    1,788,403    32,303,462    19,315,641   10,052,683     1,717,341     4,909,934        3,162,494
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
  2,078,778    2,129,808    10,948,608    18,077,768    3,300,626     9,052,601       935,403          563,735
  1,106,291      528,356   (15,493,315)   22,524,354   12,565,543    26,792,865       554,569       (1,418,372)
 (6,529,955)  (5,980,737)  (30,986,703)  (26,486,182)  (5,413,361)   (4,123,845)   (7,350,629)      (7,627,509)
    (79,144)     (73,745)     (609,622)     (516,164)    (128,618)      (67,220)      (24,120)         (23,292)
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
 (3,424,030)  (3,396,318)  (36,141,032)   13,599,776   10,324,190    31,654,401    (5,884,777)      (8,505,438)
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
    435,952   (1,607,915)   (3,837,570)   32,915,417   20,376,873    33,371,742      (974,843)      (5,342,944)
 56,304,497   57,912,412   308,454,585   275,539,168   65,779,907    32,408,165    39,237,602       44,580,546
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
$56,740,449  $56,304,497  $304,617,015  $308,454,585  $86,156,780   $65,779,907   $38,262,759      $39,237,602
===========  ===========  ============  ============  ===========   ===========     ===========     ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                 OPPENHEIMER CAPITAL
                                                                                    APPRECIATION
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (2,086,703) $ (2,232,098)
  Net realized gain (loss) on investments...................................    3,033,823     5,883,425
  Change in unrealized appreciation (depreciation) of investments...........    7,579,900     1,370,659
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    8,527,020     5,021,986
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    6,355,183     6,088,406
  Transfers between Sub-Accounts (including fixed account), net.............      840,829    (3,451,128)
  Transfers for contract benefits and terminations..........................  (17,451,181)  (10,913,687)
  Contract maintenance charges..............................................     (371,026)     (365,666)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (10,626,195)   (8,642,075)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (2,099,175)   (3,620,089)
NET ASSETS - BEGINNING OF PERIOD............................................  144,482,219   148,102,308
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $142,383,044  $144,482,219
                                                                             ============  ============

                                                                                  PIMCO INFLATION
                                                                                   PROTECTED BOND
                                                                                    SUB-ACCOUNT
                                                                             -------------------------
                                                                                 2006         2005
                                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 1,386,316  $ (1,306,427)
  Net realized gain (loss) on investments...................................   1,589,701     1,300,807
  Change in unrealized appreciation (depreciation) of investments...........  (3,885,799)     (332,505)
                                                                             -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........    (909,782)     (338,125)
                                                                             -----------  ------------
From capital transactions:
  Payments received from contract owners....................................   2,159,664     5,143,481
  Transfers between Sub-Accounts (including fixed account), net.............  (1,812,617)  (25,673,446)
  Transfers for contract benefits and terminations..........................  (6,929,967)   (3,450,409)
  Contract maintenance charges..............................................    (241,826)     (262,644)
                                                                             -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (6,824,746)  (24,243,018)
                                                                             -----------  ------------
NET CHANGE IN NET ASSETS....................................................  (7,734,528)  (24,581,143)
NET ASSETS - BEGINNING OF PERIOD............................................  72,384,448    96,965,591
                                                                             -----------  ------------
NET ASSETS - END OF PERIOD.................................................. $64,649,920  $ 72,384,448
                                                                             ===========  ============

  The accompanying notes are an integral part of these financial statements.


LEGG MASON AGGRESSIVE GROWTH     PIMCO TOTAL RETURN        RCM GLOBAL TECHNOLOGY   T. ROWE PRICE MID CAP GROWTH
        SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------   --------------------------  ------------------------  --------------------------
    2006           2005          2006          2005          2006         2005         2006           2005
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
$ (1,896,244)  $ (2,056,705) $  3,816,053  $ (4,979,436) $  (194,937) $  (198,418) $ (1,909,540)  $    417,344
  11,480,328      3,170,497     1,574,507     2,380,473      428,043      179,755    14,848,937      3,864,396
 (13,562,408)    12,986,920     5,445,910     5,068,008      152,202      834,004    (7,278,039)     9,503,168
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
  (3,978,324)    14,100,712    10,836,470     2,469,045      385,308      815,341     5,661,358     13,784,908
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
   1,981,797      2,395,735    15,241,496    22,027,269      383,661      368,829     8,423,368     10,282,442
 (12,043,393)   (25,086,048)   (4,324,914)    3,147,093     (769,581)  (3,180,548)  (17,936,273)    (3,008,246)
 (11,233,010)    (9,497,879)  (32,330,859)  (26,362,561)  (1,028,153)    (483,451)   (9,454,020)    (5,958,068)
    (339,409)      (364,846)     (950,165)     (877,627)     (40,170)     (41,485)     (388,849)      (340,078)
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
 (21,634,015)   (32,553,038)  (22,364,442)   (2,065,826)  (1,454,243)  (3,336,655)  (19,355,774)       976,050
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
 (25,612,339)   (18,452,326)  (11,527,972)      403,219   (1,068,935)  (2,521,314)  (13,694,416)    14,760,958
 134,458,398    152,910,724   339,140,105   338,736,886   11,888,282   14,409,596   121,624,335    106,863,377
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
$108,846,059   $134,458,398  $327,612,133  $339,140,105  $10,819,347  $11,888,282  $107,929,919   $121,624,335
============   ============  ============  ============  ===========  ===========  ============   ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                             MFS RESEARCH INTERNATIONAL
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    735,721  $ (1,851,879)
  Net realized gain (loss) on investments...................................   35,842,722    20,397,840
  Change in unrealized appreciation (depreciation) of investments...........   14,955,814    12,210,542
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   51,534,257    30,756,503
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................   10,387,035     9,376,567
  Transfers between Sub-Accounts (including fixed account), net.............  (19,817,321)   37,555,509
  Transfers for contract benefits and terminations..........................  (26,987,184)  (18,104,994)
  Contract maintenance charges..............................................     (510,817)     (393,246)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (36,928,287)   28,433,836
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   14,605,970    59,190,339
NET ASSETS - BEGINNING OF PERIOD............................................  219,052,682   159,862,343
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $233,658,652  $219,052,682
                                                                             ============  ============

                                                                              MET/AIM SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                                             -------------------------
                                                                                 2006        2005 (B)
                                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,464,312) $(1,260,338)
  Net realized gain (loss) on investments...................................   16,357,294    4,245,959
  Change in unrealized appreciation (depreciation) of investments...........   (4,111,860)   6,146,744
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from operations...........   10,781,122    9,132,365
                                                                             ------------  -----------
From capital transactions:
  Payments received from contract owners....................................    1,888,474    2,311,842
  Transfers between Sub-Accounts (including fixed account), net.............  (15,019,833)  29,527,627
  Transfers for contract benefits and terminations..........................   (7,121,033)  (3,840,520)
  Contract maintenance charges..............................................     (291,838)    (255,019)
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (20,544,230)  27,743,930
                                                                             ------------  -----------
NET CHANGE IN NET ASSETS....................................................   (9,763,108)  36,876,295
NET ASSETS - BEGINNING OF PERIOD............................................   93,177,860   56,301,565
                                                                             ------------  -----------
NET ASSETS - END OF PERIOD.................................................. $ 83,414,752  $93,177,860
                                                                             ============  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     LAZARD MID CAP       HARRIS OAKMARK INTERNATIONAL THIRD AVENUE SMALL CAP VALUE NEUBERGER BERMAN REAL ESTATE
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
------------------------  --------------------------   ---------------------------  ---------------------------
    2006         2005         2006           2005          2006         2005 (B)        2006           2005
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
$  (432,815) $  (531,708) $    925,587   $ (1,521,915) $(1,230,930)   $(1,455,834)  $   (342,063)  $  (821,872)
  4,754,637    5,379,117    13,888,764      7,269,280   14,422,537      7,580,330     12,095,979     2,891,171
   (653,859)  (3,040,260)    9,881,090      4,158,520   (2,597,666)     5,000,746     12,680,369     6,875,485
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
  3,667,963    1,807,149    24,695,441      9,905,885   10,593,941     11,125,242     24,434,285     8,944,784
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
    901,367    2,318,320     7,169,518     10,356,544    6,653,989      9,801,636      3,030,842     3,101,210
   (859,320)  (7,084,857)   (9,193,619)   (14,734,232)  (5,088,444)    (9,852,228)   (13,815,895)   45,483,864
 (3,090,745)  (1,713,753)   (8,161,127)    (3,640,451)  (7,816,576)    (4,280,472)    (7,107,238)   (3,824,963)
   (105,774)    (111,327)     (347,519)      (281,208)    (337,148)      (284,510)      (230,847)     (150,060)
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
 (3,154,472)  (6,591,617)  (10,532,747)    (8,299,347)  (6,588,179)    (4,615,574)   (18,123,138)   44,610,051
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
    513,491   (4,784,468)   14,162,694      1,606,538    4,005,762      6,509,668      6,311,147    53,554,835
 31,807,254   36,591,722    97,858,342     96,251,804   95,982,000     89,472,332     73,434,177    19,879,342
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
$32,320,745  $31,807,254  $112,021,036   $ 97,858,342  $99,987,762    $95,982,000   $ 79,745,324   $73,434,177
===========  ===========  ============   ============   ===========   ===========   ============   ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                                             GOLDMAN SACHS
                                                                               TURNER MID-CAP GROWTH         MID-CAP VALUE
                                                                                    SUB-ACCOUNT               SUB-ACCOUNT
                                                                             ------------------------  ------------------------
                                                                                 2006         2005         2006         2005
                                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (222,569) $  (204,715) $  (577,073) $  (214,603)
  Net realized gain (loss) on investments...................................     677,556    1,105,937    1,887,312    3,422,532
  Change in unrealized appreciation (depreciation) of investments...........      72,340       31,092    3,011,251     (947,476)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     527,327      932,314    4,321,490    2,260,453
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................     664,247      847,343    4,291,786    6,382,790
  Transfers between Sub-Accounts (including fixed account), net.............    (140,495)  (4,975,753)   3,240,340      194,228
  Transfers for contract benefits and terminations..........................    (983,635)    (427,021)  (2,443,369)    (834,639)
  Contract maintenance charges..............................................     (44,388)     (43,006)    (111,845)     (71,275)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.    (504,271)  (4,598,437)   4,976,912    5,671,104
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................      23,056   (3,666,123)   9,298,402    7,931,557
NET ASSETS - BEGINNING OF PERIOD............................................  12,503,351   16,169,474   28,841,121   20,909,564
                                                                             -----------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $12,526,407  $12,503,351  $38,139,523  $28,841,121
                                                                             ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.


METLIFE DEFENSIVE STRATEGY  METLIFE MODERATE STRATEGY   METLIFE BALANCED STRATEGY    METLIFE GROWTH STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------   --------------------------  --------------------------  --------------------------
    2006          2005         2006          2005          2006          2005          2006          2005
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
$(1,389,452)  $  (434,479) $ (4,618,914) $   (880,412) $(12,946,129) $ (2,836,755) $(13,704,779) $ (3,100,736)
  2,032,596       403,949     3,377,687       588,354     5,782,251     1,918,922     6,111,883     1,577,050
  4,934,458     2,218,207    23,106,963     9,061,478    82,185,415    34,518,676    99,396,907    45,211,344
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
  5,577,602     2,187,677    21,865,736     8,769,420    75,021,537    33,600,843    91,804,011    43,687,658
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 10,297,041    15,929,517    55,255,371    56,281,127   170,013,131   156,712,062   209,814,414   161,279,441
 18,699,841    31,246,796    29,799,661    61,157,495    61,356,986   156,796,983    55,941,825   147,813,249
 (8,366,819)   (3,160,103)  (17,211,342)   (7,236,169)  (49,970,789)  (19,542,038)  (38,089,246)  (18,143,849)
   (285,542)     (194,484)     (932,471)     (565,562)   (2,565,804)   (1,680,742)   (2,676,545)   (1,630,714)
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 20,344,521    43,821,726    66,911,219   109,636,891   178,833,524   292,286,265   224,990,448   289,318,127
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 25,922,123    46,009,403    88,776,955   118,406,311   253,855,061   325,887,108   316,794,459   333,005,785
 65,586,282    19,576,879   227,166,091   108,759,780   648,361,282   322,474,174   669,542,343   336,536,558
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
$91,508,405   $65,586,282  $315,943,046  $227,166,091  $902,216,343  $648,361,282  $986,336,802  $669,542,343
===========   ===========  ============  ============  ============  ============  ============  ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                             METLIFE AGGRESSIVE STRATEGY
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (2,512,890) $ (1,004,527)
  Net realized gain (loss) on investments...................................    5,604,525     1,324,788
  Change in unrealized appreciation (depreciation) of investments...........   13,278,939    10,957,465
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   16,370,574    11,277,726
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................   14,475,787    21,211,069
  Transfers between Sub-Accounts (including fixed account), net.............   (5,417,137)   34,027,177
  Transfers for contract benefits and terminations..........................  (11,010,162)   (3,308,517)
  Contract maintenance charges..............................................     (525,929)     (432,355)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   (2,477,441)   51,497,374
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   13,893,133    62,775,100
NET ASSETS - BEGINNING OF PERIOD............................................  140,266,322    77,491,222
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $154,159,455  $140,266,322
                                                                             ============  ============

                                                                                VAN KAMPEN COMSTOCK
                                                                                    SUB-ACCOUNT
                                                                             ------------------------
                                                                                 2006       2005 (B)
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (825,026) $   199,755
  Net realized gain (loss) on investments...................................   2,151,219      285,848
  Change in unrealized appreciation (depreciation) of investments...........   8,620,101      685,364
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   9,946,294    1,170,967
                                                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....................................  13,727,379   11,436,391
  Transfers between Sub-Accounts (including fixed account), net.............  23,762,330   25,557,007
  Transfers for contract benefits and terminations..........................  (3,276,760)    (403,374)
  Contract maintenance charges..............................................    (147,760)     (20,237)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  34,065,189   36,569,787
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  44,011,483   37,740,754
NET ASSETS - BEGINNING OF PERIOD............................................  37,740,754           --
                                                                             -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $81,752,237  $37,740,754
                                                                             ===========  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005
(d) For the period November 7, 2005 to December 31, 2005
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                           CYCLICAL GROWTH AND                                  MET/AIM
  CYCLICAL GROWTH ETF           INCOME ETF        LEGG MASON VALUE EQUITY CAPITAL APPRECIATION PIONEER FUND
      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT
-----------------------  -----------------------  ---------------------   -------------------- ------------
    2006      2005 (C)       2006      2005 (C)       2006      2005 (D)        2006 (E)         2006 (E)
-----------  ----------  -----------  ----------  -----------   --------  -------------------- ------------

$    23,474  $   37,168  $   114,767  $   17,278  $  (408,931)  $    (22)       $  (578)         $   (722)
    148,081       1,075       82,691         144      881,156         --          9,794               105
  1,993,642     113,757    1,496,315      (7,714)   2,183,499     (2,748)        (3,926)           13,512
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
  2,165,197     152,000    1,693,773       9,708    2,655,724     (2,770)         5,290            12,895
-----------  ----------  -----------  ----------  -----------   --------        -------          --------

  7,733,726     626,131    7,875,358   1,522,577    2,288,641    338,387          3,338            62,925
 10,709,880   7,590,053   12,097,096   2,618,210   35,901,716         --         93,232           298,822
 (1,028,459)    (22,001)    (168,590)    (44,775)    (881,422)        --         (2,707)             (447)
    (38,640)     (2,932)     (21,394)     (1,512)     (90,464)        --             --               (85)
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
 17,376,507   8,191,251   19,782,470   4,094,500   37,218,471    338,387         93,863           361,215
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
 19,541,704   8,343,251   21,476,243   4,104,208   39,874,195    335,617         99,153           374,110
  8,343,251          --    4,104,208          --      335,617         --             --                --
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
$27,884,955  $8,343,251  $25,580,451  $4,104,208  $40,209,812   $335,617        $99,153          $374,110
===========  ==========  ===========  ==========  ===========   ========        =======          ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                   PIONEER MID CAP PIONEER STRATEGIC  MFS EMERGING
                                                                        VALUE           INCOME       MARKETS EQUITY
                                                                     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                   --------------- ----------------- --------------
                                                                      2006 (E)         2006 (E)         2006 (E)
                                                                   --------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................     $   (17)        $ 15,859       $    58,566
  Net realized gain (loss) on investments.........................       1,228               35            14,319
  Change in unrealized appreciation (depreciation) of investments.       3,102          (11,458)        1,134,292
                                                                       -------         --------       -----------
  Net increase (decrease) in net assets resulting from operations.       4,313            4,436         1,207,177
                                                                       -------         --------       -----------
From capital transactions:
  Payments received from contract owners..........................      17,175           39,204           462,546
  Transfers between Sub-Accounts (including fixed account), net...      55,000          289,143        10,436,193
  Transfers for contract benefits and terminations................        (306)          31,012            42,594
  Contract maintenance charges....................................          --              (50)           (1,210)
                                                                       -------         --------       -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................      71,869          359,309        10,940,123
                                                                       -------         --------       -----------
NET CHANGE IN NET ASSETS..........................................      76,182          363,745        12,147,300
NET ASSETS - BEGINNING OF PERIOD..................................          --               --                --
                                                                       -------         --------       -----------
NET ASSETS - END OF PERIOD........................................     $76,182         $363,745       $12,147,300
                                                                       =======         ========       ===========

                                                                   LOOMIS SAYLES
                                                                   GLOBAL MARKETS
                                                                    SUB-ACCOUNT
                                                                   --------------
                                                                      2006 (E)
                                                                   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................    $    748
  Net realized gain (loss) on investments.........................          78
  Change in unrealized appreciation (depreciation) of investments.      31,271
                                                                      --------
  Net increase (decrease) in net assets resulting from operations.      32,097
                                                                      --------
From capital transactions:
  Payments received from contract owners..........................     115,373
  Transfers between Sub-Accounts (including fixed account), net...     215,828
  Transfers for contract benefits and terminations................          39
  Contract maintenance charges....................................        (264)
                                                                      --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     330,976
                                                                      --------
NET CHANGE IN NET ASSETS..........................................     363,073
NET ASSETS - BEGINNING OF PERIOD..................................          --
                                                                      --------
NET ASSETS - END OF PERIOD........................................    $363,073
                                                                      ========

--------
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH STRATEGIC CONSERVATIVE                     RUSSELL MULTI-STYLE        RUSSELL AGGRESSIVE
   AND INCOME            GROWTH         STRATEGIC GROWTH           EQUITY                    EQUITY
  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
---------------- ---------------------- ---------------- -------------------------  ------------------------
    2006 (E)            2006 (E)            2006 (E)         2006         2005          2006         2005
---------------- ---------------------- ---------------- -----------  ------------  -----------  -----------
  $    20,232         $     82,724        $    57,744    $  (110,938) $    (91,525) $   (77,199) $   (92,905)
          141                1,951                 --       (300,076)   (1,589,591)   1,208,911    1,082,438
      209,529              546,482            264,505      3,182,129     3,472,255     (355,344)    (684,069)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
      229,902              631,157            322,249      2,771,115     1,791,139      776,368      305,464
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
    1,211,729            1,105,723          1,537,830         11,800        30,478        5,862        9,050
   95,412,765          104,977,332         70,482,231       (633,246)     (550,699)     (34,592)    (163,049)
     (264,093)            (375,719)           (81,275)    (7,604,211)  (10,910,403)  (2,182,966)  (2,237,656)
      (18,738)             (31,022)           (16,497)        (7,086)       (9,162)      (1,517)      (1,880)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
   96,341,663          105,676,314         71,922,289     (8,232,743)  (11,439,786)  (2,213,213)  (2,393,535)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
   96,571,565          106,307,471         72,244,538     (5,461,628)   (9,648,647)  (1,436,845)  (2,088,071)
           --                   --                 --     29,537,014    39,185,661    6,719,215    8,807,286
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
  $96,571,565         $106,307,471        $72,244,538    $24,075,386  $ 29,537,014  $ 5,282,370  $ 6,719,215
  ===========         ============        ===========    ===========  ============  ===========  ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                                 RUSSELL NON-U.S.          RUSSELL CORE BOND
                                                                                    SUB-ACCOUNT               SUB-ACCOUNT
                                                                             ------------------------  ------------------------
                                                                                 2006         2005         2006         2005
                                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    97,149  $    27,655  $   520,829  $   455,790
  Net realized gain (loss) on investments...................................   1,113,733      295,360      (54,647)     300,625
  Change in unrealized appreciation (depreciation) of investments...........   1,173,994    1,186,758     (122,880)    (625,342)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,384,876    1,509,773      343,302      131,073
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................       6,300        5,439        4,000        5,279
  Transfers between Sub-Accounts (including fixed account), net.............    (384,818)    (322,888)     404,957      364,714
  Transfers for contract benefits and terminations..........................  (3,442,092)  (4,376,240)  (4,764,149)  (4,905,109)
  Contract maintenance charges..............................................      (3,094)      (3,673)      (4,145)      (5,439)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (3,823,704)  (4,697,362)  (4,359,337)  (4,540,555)
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,438,828)  (3,187,589)  (4,016,035)  (4,409,482)
NET ASSETS - BEGINNING OF PERIOD............................................  12,830,073   16,017,662   19,370,351   23,779,833
                                                                             -----------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $11,391,245  $12,830,073  $15,354,316  $19,370,351
                                                                             ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

RUSSELL REAL ESTATE SECURITIES AIM V.I CAPITAL APPRECIATION AIM V.I INTERNATIONAL GROWTH  DWS SMALL CAP GROWTH
      SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ---------------------------  ---------------------------  ----------------------
   2006            2005            2006           2005          2006           2005         2006        2005
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
$   15,773      $   23,142     $  (301,440)   $  (353,950)  $   (66,442)   $   (63,308)  $  (21,343) $  (23,773)
   813,282         771,811      (1,150,611)    (2,403,173)    2,500,901        687,750      (66,830)   (195,522)
   115,604        (431,668)      2,485,043      4,464,689     1,599,095      1,129,688      144,534     299,744
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
   944,659         363,285       1,032,992      1,707,566     4,033,554      1,754,130       56,361      80,449
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
     1,616           7,192          45,826        103,830     2,372,526      1,940,829       18,559      45,703
   (68,219)        (96,759)     (1,539,150)    (2,092,030)   (2,080,569)     4,642,865     (114,019)   (109,515)
  (885,607)       (909,113)     (4,355,682)    (4,073,273)   (1,253,438)    (1,180,471)    (175,268)   (326,825)
      (711)           (815)        (26,637)       (30,014)      (39,792)       (15,632)        (879)     (2,059)
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
  (952,921)       (999,495)     (5,875,643)    (6,091,487)   (1,001,273)     5,387,591     (271,607)   (392,696)
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
    (8,262)       (636,210)     (4,842,651)    (4,383,921)    3,032,281      7,141,721     (215,246)   (312,247)
 3,224,635       3,860,845      25,322,763     29,706,684    13,361,653      6,219,932    1,605,802   1,918,049
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
$3,216,373      $3,224,635     $20,480,112    $25,322,763   $16,393,934    $13,361,653   $1,390,556  $1,605,802
  ==========     ==========     ===========   ===========    ===========   ===========   ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                DWS GOVERNMENT &
                                                                                AGENCY SECURITIES         INVESTORS TRUST
                                                                                   SUB-ACCOUNT              SUB-ACCOUNT
                                                                             ----------------------  -------------------------
                                                                                2006        2005         2006         2005
                                                                             ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   42,659  $   54,496  $  (154,939) $   (143,919)
  Net realized gain (loss) on investments...................................     (1,023)     26,502      632,401    (1,522,239)
  Change in unrealized appreciation (depreciation) of investments...........     (4,537)    (59,816)     773,471     1,525,171
                                                                             ----------  ----------  -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........     37,099      21,182    1,250,933      (140,987)
                                                                             ----------  ----------  -----------  ------------
From capital transactions:
  Payments received from contract owners....................................        761       9,163       20,282       143,088
  Transfers between Sub-Accounts (including fixed account), net.............      4,378    (188,166)  (1,869,264)  (18,946,412)
  Transfers for contract benefits and terminations..........................   (465,011)   (332,264)    (803,541)   (1,631,806)
  Contract maintenance charges..............................................     (1,331)     (1,519)     (27,466)      (32,990)
                                                                             ----------  ----------  -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   (461,203)   (512,786)  (2,679,989)  (20,468,120)
                                                                             ----------  ----------  -----------  ------------
NET CHANGE IN NET ASSETS....................................................   (424,104)   (491,604)  (1,429,056)  (20,609,107)
NET ASSETS - BEGINNING OF PERIOD............................................  1,745,552   2,237,156   12,739,250    33,348,357
                                                                             ----------  ----------  -----------  ------------
NET ASSETS - END OF PERIOD.................................................. $1,321,448  $1,745,552  $11,310,194  $ 12,739,250
                                                                             ==========  ==========  ===========  ============

--------
(f) For the period January 1, 2006 to April 30, 2006

  The accompanying notes are an integral part of these financial statements.

                                  HARRIS OAKMARK
    DAVIS VENTURE VALUE           FOCUSED VALUE             JENNISON GROWTH             MFS INVESTORS TRUST
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------  -------------------------  ------------------------  --------------------------------
    2006          2005          2006         2005          2006         2005           2006 (F)           2005
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
$ (2,709,478) $ (2,856,508) $(1,416,472) $ (1,515,786) $(1,436,156) $(1,224,124) $   (42,717)         $  (500,948)
  15,793,935     7,220,765   12,197,262     6,416,682    4,885,114    2,965,551    10,848,354           1,311,138
  27,324,982    18,520,894   (2,238,381)    1,518,195   (2,097,865)   7,263,479    (9,025,257)          1,173,339
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  40,409,439    22,885,151    8,542,409     6,419,091    1,351,093    9,004,906     1,780,380           1,983,529
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  22,355,028    30,705,309    2,906,709     4,922,747    7,868,279    6,293,478       149,304             525,091
 (12,655,306)   (6,297,474)  (4,299,336)  (17,365,984)  (4,848,473)  (4,949,674)  (40,520,565)         (3,517,084)
 (22,380,028)  (13,053,011)  (7,324,827)   (3,893,993)  (6,287,419)  (3,163,450)     (613,574)         (2,038,146)
  (1,004,041)     (855,434)    (301,853)     (301,894)    (295,255)    (254,506)      (46,584)           (141,679)
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
 (13,684,347)   10,499,390   (9,019,307)  (16,639,124)  (3,562,868)  (2,074,152)  (41,031,419)         (5,171,818)
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  26,725,092    33,384,541     (476,898)  (10,220,033)  (2,211,775)   6,930,754   (39,251,039)         (3,188,289)
 307,539,950   274,155,409   89,084,192    99,304,225   86,296,723   79,365,969    39,251,039          42,439,328
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
$334,265,042  $307,539,950  $88,607,294  $ 89,084,192  $84,084,948  $86,296,723  $         --         $39,251,039
============  ============  ===========  ============  ===========  ===========  ============         ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                 MFS TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                                             ------------------------
                                                                                 2006         2005
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 1,630,831  $   173,229
  Net realized gain (loss) on investments...................................   1,991,791      791,224
  Change in unrealized appreciation (depreciation) of investments...........   4,263,278      102,775
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   7,885,900    1,067,228
                                                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....................................   2,876,120    8,157,549
  Transfers between Sub-Accounts (including fixed account), net.............  13,470,604   20,079,106
  Transfers for contract benefits and terminations..........................  (5,411,971)  (4,849,479)
  Contract maintenance charges..............................................    (123,484)     (69,321)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  10,811,269   23,317,855
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  18,697,169   24,385,083
NET ASSETS - BEGINNING OF PERIOD............................................  65,221,333   40,836,250
                                                                             -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $83,918,502  $65,221,333
                                                                             ===========  ===========

                                                                             CAPITAL GUARDIAN US EQUITY
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (632,442) $ (2,122,493)
  Net realized gain (loss) on investments...................................    5,426,774     1,660,707
  Change in unrealized appreciation (depreciation) of investments...........    9,032,093     7,307,843
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   13,826,425     6,846,057
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    3,503,936     7,798,848
  Transfers between Sub-Accounts (including fixed account), net.............    8,891,994    11,015,776
  Transfers for contract benefits and terminations..........................  (23,864,159)  (24,884,138)
  Contract maintenance charges..............................................     (210,907)     (180,777)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (11,679,136)   (6,250,291)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................    2,147,289       595,766
NET ASSETS - BEGINNING OF PERIOD............................................  167,610,776   167,015,010
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $169,758,065  $167,610,776
                                                                             ============  ============

  The accompanying notes are an integral part of these financial statements.

 FI INTERNATIONAL STOCK     BLACKROCK MONEY MARKET       METLIFE STOCK INDEX      BLACKROCK BOND INCOME
       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------  --------------------------  ------------------------  ------------------------
    2006         2005         2006          2005          2006         2005         2006         2005
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
$   (27,667) $  (127,360) $  2,220,027  $    623,327  $    24,269  $  (129,478) $ 1,416,338  $   448,760
  2,092,382      570,017            --            --    4,713,944    1,452,172     (514,672)     272,394
   (162,004)   1,469,482            --            --     (292,674)    (247,520)     308,380     (556,667)
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
  1,902,711    1,912,139     2,220,027       623,327    4,445,539    1,075,174    1,210,046      164,487
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
    226,120      368,073    12,933,299     9,084,234    1,149,224    3,442,075    4,722,725    5,024,191
 (3,374,197)  (1,060,263)   70,315,009    49,828,351      727,724     (709,765)   2,606,598   16,965,833
   (614,107)    (582,464)  (51,784,172)  (22,176,109)  (2,734,334)  (1,811,325)  (4,048,484)  (2,058,185)
    (49,910)     (47,904)     (216,128)      (94,850)    (109,731)    (115,623)     (95,537)     (40,580)
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
 (3,812,094)  (1,322,558)   31,248,008    36,641,626     (967,117)     805,362    3,185,302   19,891,259
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
 (1,909,383)     589,581    33,468,035    37,264,953    3,478,422    1,880,536    4,395,348   20,055,746
 13,941,243   13,351,662    57,767,677    20,502,724   36,333,127   34,452,591   31,894,139   11,838,393
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
$12,031,860  $13,941,243  $ 91,235,712  $ 57,767,677  $39,811,549  $36,333,127  $36,289,487  $31,894,139
===========  ===========  ============  ============  ===========  ===========  ===========  ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                               BLACKROCK STRATEGIC       FRANKLIN TEMPLETON
                                                                                      VALUE               SMALL CAP GROWTH
                                                                                   SUB-ACCOUNT               SUB-ACCOUNT
                                                                             -----------------------  ------------------------
                                                                                 2006        2005         2006         2005
                                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (52,954) $  (64,790) $  (357,497) $  (161,836)
  Net realized gain (loss) on investments...................................     779,295     464,786    2,186,804      321,049
  Change in unrealized appreciation (depreciation) of investments...........    (199,526)   (327,669)      92,344      795,326
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     526,815      72,327    1,921,651      954,539
                                                                             -----------  ----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................      45,353     230,222    4,255,248    4,703,337
  Transfers between Sub-Accounts (including fixed account), net.............  (1,420,091)   (951,205)  (2,650,893)  11,473,659
  Transfers for contract benefits and terminations..........................    (243,694)   (231,585)  (1,113,565)    (410,025)
  Contract maintenance charges..............................................     (13,711)    (15,659)     (77,651)     (28,389)
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,632,143)   (968,227)     413,139   15,738,582
                                                                             -----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,105,328)   (895,900)   2,334,790   16,693,121
NET ASSETS - BEGINNING OF PERIOD............................................   4,106,357   5,002,257   18,385,352    1,692,231
                                                                             -----------  ----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $ 3,001,029  $4,106,357  $20,720,142  $18,385,352
                                                                             ===========  ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT       T. ROWE PRICE              T. ROWE PRICE
STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT            SMALL CAP GROWTH           LARGE CAP GROWTH
      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------------  -----------------------  ------------------------  --------------------------
   2006           2005          2006       2005 (B)       2006         2005         2006          2005
 ----------     ----------    ----------   --------   -----------  -----------  ------------  ------------
$  213,863     $  103,724    $   (3,868)   $  (414)   $  (166,286) $  (167,897) $ (1,733,106) $ (1,281,084)
    74,708        195,822         8,980        (16)       526,430      251,867    19,301,398       273,180
   (77,850)      (222,488)       15,639        180        (77,207)     967,750    (2,423,457)    7,049,649
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
   210,721         77,058        20,751       (250)       282,937    1,051,720    15,144,835     6,041,745
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
   101,795        227,882       192,197     36,435         97,436      155,984    10,404,062    16,168,282
   (57,135)       203,013       835,478     32,126       (435,269)     265,213   (34,424,655)   20,219,260
  (650,893)      (542,515)      (47,218)      (290)    (1,193,538)  (1,210,829)   (9,116,422)   (7,473,138)
   (17,724)       (17,480)         (697)        --        (24,262)     (24,470)     (392,970)     (306,699)
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
  (623,957)      (129,100)      979,760     68,271     (1,555,633)    (814,102)  (33,529,985)   28,607,705
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
  (413,236)       (52,042)    1,000,511     68,021     (1,272,696)     237,618   (18,385,150)   34,649,450
 6,568,086      6,620,128        68,021         --     12,323,322   12,085,704   133,088,917    98,439,467
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
$6,154,850     $6,568,086    $1,068,532    $68,021    $11,050,626  $12,323,322  $114,703,767  $133,088,917
 ==========     ==========    ==========   =======    ===========  ===========  ============  ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                   OPPENHEIMER              PUTNAM GROWTH
                                                                                  GLOBAL EQUITY              AND INCOME
                                                                                   SUB-ACCOUNT               SUB-ACCOUNT
                                                                             -----------------------  ------------------------
                                                                                 2006      2005 (B)       2006         2005
                                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   115,962  $  (12,752) $    92,247  $    88,007
  Net realized gain (loss) on investments...................................     268,259       3,423      973,609       75,031
  Change in unrealized appreciation (depreciation) of investments...........   1,343,446     295,446    1,808,364      698,637
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   1,727,667     286,117    2,874,220      861,675
                                                                             -----------  ----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................   1,533,347   1,076,461      279,458      855,482
  Transfers between Sub-Accounts (including fixed account), net.............   9,379,682   3,980,598     (864,566)     188,953
  Transfers for contract benefits and terminations..........................    (789,504)    (43,234)  (3,404,512)  (3,190,387)
  Contract maintenance charges..............................................     (17,185)     (1,292)     (13,940)     (12,459)
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  10,106,340   5,012,533   (4,003,560)  (2,158,411)
                                                                             -----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  11,834,007   5,298,650   (1,129,340)  (1,296,736)
NET ASSETS - BEGINNING OF PERIOD............................................   5,298,650          --   22,007,752   23,304,488
                                                                             -----------  ----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $17,132,657  $5,298,650  $20,878,412  $22,007,752
                                                                             ===========  ==========  ===========  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


      PUTNAM VISTA          PUTNAM EQUITY INCOME    TEMPLETON GROWTH SECURITIES TEMPLETON FOREIGN SECURITIES
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
------------------------  ------------------------  --------------------------  ---------------------------
    2006         2005         2006         2005         2006          2005          2006           2005
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
$   (80,454) $   (86,296) $    12,971  $   (45,477) $    (6,042)  $    (8,260)  $   (118,593)  $  (149,823)
   (182,393)    (362,721)     999,701      266,219      364,109       101,796      8,146,492       959,768
    510,354    1,061,161    4,430,015      712,596      906,637       233,523      5,357,400     4,596,279
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
    247,507      612,144    5,442,687      933,338    1,264,704       327,059     13,385,299     5,406,224
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
     50,831      100,091    2,204,480    3,507,755    1,782,108        17,081      4,976,140     5,849,597
   (408,852)    (250,117)   9,592,767    9,908,371    4,443,080      (407,375)   (12,719,345)    5,344,057
   (987,903)    (909,717)  (1,897,164)  (1,398,560)    (931,583)     (613,723)    (5,633,440)   (4,045,877)
     (2,714)      (3,273)     (57,915)     (26,052)      (6,979)       (6,039)      (200,260)     (153,555)
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
 (1,348,638)  (1,063,016)   9,842,168   11,991,514    5,286,626    (1,010,056)   (13,576,905)    6,994,222
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
 (1,101,131)    (450,872)  15,284,855   12,924,852    6,551,330      (682,997)      (191,606)   12,400,446
  6,165,382    6,616,254   24,525,877   11,601,025    4,406,685     5,089,682     67,994,861    55,594,415
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
$ 5,064,251  $ 6,165,382  $39,810,732  $24,525,877  $10,958,015   $ 4,406,685   $ 67,803,255   $67,994,861
===========  ===========  ===========  ===========  ===========   ===========   ============   ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                TEMPLETON DEVELOPING       FIDELITY GROWTH
                                                                                 MARKETS SECURITIES         OPPORTUNITIES
                                                                                    SUB-ACCOUNT              SUB-ACCOUNT
                                                                             -------------------------  --------------------
                                                                                 2006          2005        2006       2005
                                                                             ------------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (183,808) $   (68,688) $  (1,190) $  (1,622)
  Net realized gain (loss) on investments...................................   11,370,221    2,595,920    (27,594)   (36,102)
  Change in unrealized appreciation (depreciation) of investments...........    1,413,976    8,233,377     35,547     64,126
                                                                             ------------  -----------  ---------  ---------
  Net increase (decrease) in net assets resulting from operations...........   12,600,389   10,760,609      6,763     26,402
                                                                             ------------  -----------  ---------  ---------
From capital transactions:
  Payments received from contract owners....................................    3,273,494    3,609,003      2,650      6,350
  Transfers between Sub-Accounts (including fixed account), net.............  (14,560,453)  (1,799,629)   (11,985)   (19,186)
  Transfers for contract benefits and terminations..........................   (4,473,829)  (3,116,271)  (120,023)  (122,502)
  Contract maintenance charges..............................................     (148,180)    (124,370)      (199)      (271)
                                                                             ------------  -----------  ---------  ---------
  Net increase (decrease) in net assets resulting from capital transactions.  (15,908,968)  (1,431,267)  (129,557)  (135,609)
                                                                             ------------  -----------  ---------  ---------
NET CHANGE IN NET ASSETS....................................................   (3,308,579)   9,329,342   (122,794)  (109,207)
NET ASSETS - BEGINNING OF PERIOD............................................   52,192,308   42,862,966    347,477    456,684
                                                                             ------------  -----------  ---------  ---------
NET ASSETS - END OF PERIOD.................................................. $ 48,883,729  $52,192,308  $ 224,683  $ 347,477
                                                                             ============  ===========  =========  =========

  The accompanying notes are an integral part of these financial statements.

                                                                                PIMCO STOCKSPLUS
 FIDELITY EQUITY INCOME      PIMCO HIGH YIELD         PIMCO LOW DURATION        GROWTH AND INCOME
      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------  ------------------------  ------------------------  ----------------------
    2006        2005         2006         2005         2006         2005        2006        2005
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
$   134,443  $      784  $   863,011  $   392,133  $   266,483  $   137,965  $   49,459  $   11,798
  1,529,181     699,133      255,170       35,062      (33,431)      34,709      36,393      25,203
   (168,505)   (346,789)     119,847     (119,198)       1,182     (226,130)     96,200      (6,904)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
  1,495,119     353,128    1,238,028      307,997      234,234      (53,456)    182,052      30,097
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
    136,465     431,496    2,347,587    2,050,058       17,400      321,501       5,176      13,271
    130,922    (213,628)    (171,562)   5,637,030     (301,757)    (937,057)    (58,760)   (107,847)
 (1,471,240)   (777,947)    (808,796)    (309,580)    (615,942)    (591,599)   (100,383)    (87,078)
    (23,849)    (22,165)     (51,040)     (21,331)     (31,100)     (32,372)     (3,692)     (3,729)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
 (1,227,702)   (582,244)   1,316,189    7,356,177     (931,399)  (1,239,527)   (156,353)   (185,383)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
    267,417    (229,116)   2,554,217    7,664,174     (697,165)  (1,292,983)     24,393    (155,286)
  8,889,375   9,118,491   11,879,844    4,215,670   10,399,997   11,692,980   1,430,485   1,585,771
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
$ 9,156,792  $8,889,375  $14,434,061  $11,879,844  $ 9,702,832  $10,399,997  $1,454,878  $1,430,485
===========  ==========  ===========  ===========  ===========  ===========  ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                                       AMERICAN FUNDS
                                                                              PIMCO TOTAL RETURN BOND  GLOBAL GROWTH
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------------  --------------
                                                                                 2006         2005        2006 (E)
                                                                             -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   758,980  $   584,508     $   (138)
  Net realized gain (loss) on investments...................................     226,273      848,985           --
  Change in unrealized appreciation (depreciation) of investments...........    (425,395)  (1,112,817)       3,336
                                                                             -----------  -----------     --------
  Net increase (decrease) in net assets resulting from operations...........     559,858      320,676        3,198
                                                                             -----------  -----------     --------
From capital transactions:
  Payments received from contract owners....................................      36,405        9,119       87,400
  Transfers between Sub-Accounts (including fixed account), net.............  (1,623,350)  (3,680,889)     234,855
  Transfers for contract benefits and terminations..........................  (4,074,652)  (2,803,073)         (34)
  Contract maintenance charges..............................................     (44,580)     (52,938)         (76)
                                                                             -----------  -----------     --------
  Net increase (decrease) in net assets resulting from capital transactions.  (5,706,177)  (6,527,781)     322,145
                                                                             -----------  -----------     --------
NET CHANGE IN NET ASSETS....................................................  (5,146,319)  (6,207,105)     325,343
NET ASSETS - BEGINNING OF PERIOD............................................  28,433,489   34,640,594           --
                                                                             -----------  -----------     --------
NET ASSETS - END OF PERIOD.................................................. $23,287,170  $28,433,489     $325,343
                                                                             ===========  ===========     ========

--------
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company ("MLI"), was established by the Board of Directors of MLI on February 24, 1987 to support MLI's operations with respect to certain variable annuity contracts ("Contracts"). MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The separate account was registered as a unit investment trust on June 11, 1987 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual separate account for financial reporting purposes. Each Sub-account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, Russell Fund, AIM Fund, DWS Fund, MFS Fund, Metropolitan Fund, Putnam Fund, Templeton Fund, Fidelity Fund , PIMCO Fund and American Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios".

The assets of the Separate Account are registered in the name of MLI. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets attributable to the Contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

The following Sub-Accounts were available for investment as of December 31, 2006:

             Lord Abbett Growth &       Russell Aggressive Equity
              Income Sub-Account*       Sub-Account
             Lord Abbett Bond           Russell Non-U.S.
              Debenture Sub-Account*    Sub-Account
             Van Kampen Mid-Cap Growth  Russell Core Bond
              Sub-Account*              Sub-Account
             Lord Abbett Mid-Cap Value  Russell Real Estate
              Sub-Account*              Securities Sub-Account
             Lord Abbett America's      AIM V.I. Capital
              Value Sub-Account         Appreciation Sub-Account
             Met/Putnam Capital
              Opportunities             AIM V.I. International
              Sub-Account*              Growth Sub-Account
             Oppenheimer Capital        DWS Small Cap Growth
              Appreciation Sub-Account* Sub-Account
             PIMCO Inflation Protected  DWS Government & Agency
              Bond Sub-Account          Securities Sub-Account
             Legg Mason Aggressive      Investors Trust
              Growth Sub-Account*       Sub-Account
             PIMCO Total Return         Davis Venture Value
              Sub-Account*              Sub-Account*
             RCM Global Technology      Harris Oakmark Focused
              Sub-Account               Value Sub-Account
             T. Rowe Price Mid Cap      Jennison Growth
              Growth Sub-Account*       Sub-Account*
             MFS Research
              International             MFS Total Return
              Sub-Account*              Sub-Account*
             Met/AIM Small Cap Growth   Capital Guardian U.S.
              Sub-Account               Equity Sub-Account
             Lazard Mid Cap Sub-Account FI International Stock
                                        Sub-Account*
             Harris Oakmark             BlackRock Money Market
              International Sub-Account Sub-Account*
             Third Avenue Small Cap     MetLife Stock Index
              Value Sub-Account*        Sub-Account*
             Neuberger Berman Real      BlackRock Bond Income
              Estate Sub-Account*       Sub-Account*
             Turner Mid-Cap Growth      BlackRock Strategic Value
              Sub-Account               Sub-Account
             Goldman Sachs Mid-Cap      Franklin Templeton Small
              Value Sub-Account         Cap Sub-Account
             MetLife Defensive          Western Asset Management
              Strategy Sub-Account      Strategic Bond
                                        Opportunities Sub-Account*
             MetLife Moderate Strategy  Western Asset Management
              Sub-Account               U.S. Government
                                        Sub-Account
             MetLife Balanced Strategy  T. Rowe Price Small Cap
              Sub-Account               Growth Sub-Account*
             MetLife Growth Strategy    T. Rowe Price Large Cap
              Sub-Account               Growth Sub-Account*
             MetLife Aggressive         Oppenheimer Global Equity
              Strategy Sub-Account      Sub-Account
             Van Kampen ComStock        Putnam Growth and Income
              Sub-Account               Sub-Account*
             Cyclical Growth ETF
              Sub-Account               Putnam Vista Sub-Account*
             Cyclical Growth and        Putnam Equity Income Fund
              Income ETF Sub-Account    Sub-Account
             Legg Mason Value Equity    Templeton Growth
              Sub-Account               Securities Sub-Account*
             Met/AIM Cap Appreciation   Templeton Foreign
              Sub-Account               Securities Fund
                                        Sub-Account
             Pioneer Fund Sub-Account   Templeton Developing
                                        Markets Securities Fund
                                        Sub-Account*
             Pioneer Mid-Cap Value      Fidelity Growth
              Sub-Account               Opportunities Sub-Account
             Pioneer Strategic Income   Fidelity Equity Income
              Sub-Account               Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



1.  BUSINESS -- (CONTINUED)

             MFS Emerging Markets       PIMCO High Yield
              Equity Sub-Account        Sub-Account
             Loomis Sayles Global       PIMCO Low Duration
              Markets Sub-Account       Sub-Account
             Strategic Growth and       PIMCO StockPLUS Growth &
              Income Sub-Account        Income Sub-Account
             Strategic Conservative     PIMCO Total Return Bond
              Growth Sub-Account        Sub-Account
             Strategic Growth           American Fund Global
              Sub-Account               Growth Sub-Account
             Russell Multi-Style
              Equity Sub-Account
 * These Sub-Accounts within the Separate Account invest in two or more share classes within the underlying portfolios of the funds that may assess 12b-1 fees.

The operations of the Sub-Accounts changed as follows during the years ended 2006 and 2005:

For the year ended December 31, 2006:

             NAME CHANGES:
             OLD NAME                   NEW NAME
             Salomon Brothers U.S.      Western Asset Management
              Government Sub-Account    U.S. Government
                                        Sub-Account
             Salomon Brothers
              Strategic Bond            Western Asset Management
              Opportunities Sub-Account Strategic Bond Sub-Account
             Scudder Government &
              Agency Securities         DWS Government & Agency
              Sub-Account               Securities Sub-Account
             Scudder Small Cap Growth   DWS Small Cap Growth
              Sub-Account               Sub-Account
             Janus Aggressive Growth    Legg Mason Aggressive
              Sub-Account               Growth Sub-Account
             Lord Abbett Growth         Van Kampen Mid-Cap Growth
              Opportunities Sub-Account Sub-Account

             MERGERS:
             OLD NAME                   NEW NAME
             MFS Investors Trust        Legg Mason Value Equity
              Portfolio                 Portfolio

             ADDITIONS:
             Loomis Sayles Global       Strategic Growth
              Markets Sub-Account       Sub-Account
             Met/AIM Capital
              Appreciation Sub-Account  Pioneer Fund Sub-Account
             MFS Emerging Markets       Pioneer Mid-Cap Value
              Equity Sub-Account        Sub-Account
             Strategic Growth and       Pioneer Strategic Income
              Income Sub-Account        Sub-Account
             Strategic Conservative     American Funds Global
              Growth Sub-Account        Growth Sub-Account

             SUBSTITUTIONS:
             OLD PORTFOLIO              NEW PORTFOLIO
             Fidelity VIP Growth        T. Rowe Price Large Cap
              Portfolio                 Growth Portfolio
             Fidelity Growth & Income   Lord Abbett Growth &
              Portfolio                 Income Portfolio

             For the year ended
             December 31, 2005:

             NAME CHANGES:
             OLD NAME                   NEW NAME
             Met/AIM Mid-Cap Core
              Sub-Account               Lazard Mid-Cap Sub-Account
             PIMCO Innovation           RCM Global Technology
              Sub-Account               Sub-Account
             State Street Research      BlackRock Money Market
              Money Market Sub-Account  Sub-Account
             State Street Research      BlackRock Bond Income
              Bond Income Sub-Account   Sub-Account
             State Street Research      BlackRock Strategic Value
              Aurora Sub-Account        Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


1.  BUSINESS -- (CONTINUED)

             ADDITIONS:
             Met/AIM Small-Cap Growth
              Sub-Account
             Third Avenue Small-Cap
              Value Sub-Account
             Nueberger Berman Real
              Estate Sub-Account
             Van Kampen ComStock
              Sub-Account
             Jennison Growth
              Sub-Account
             BlackRock Money Market
              Sub-Account
             MetLife Stock Index
              Sub-Account
             Salomon Brothers U.S.
              Government Sub-Account
             Oppenheimer Global Equity
              Sub-Account
             Cyclical Growth and
              Income Growth Sub-Account
             Cyclical Growth EFT
              Sub-Account
             Legg Mason Value Equity
              Sub-Account

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of MLI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLI does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLI will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

    D. ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments by MLI are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

    F. ANNUITY PAYOUTS

       Net Assets allocated to Contracts in the payout period are computed according to the Annuity 2000 table or the 1983 Individual Mortality Table depending on the contract sold. The assumed investment return is
       3.0 percent, unless the annuitant elects otherwise, in which case the rate may be 4.0 percent. The mortality risk is fully borne by MLI and may result in additional amounts being transferred into the variable annuity account by MLI to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MLI.

    G. RECLASSIFICATIONS

       In the prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Sub-Accounts or unit values of the Contracts.

       In prior year financial statements, the Separate Account presented certain Sub-Accounts holding classes of shares of the same portfolio separately and reported them as multiple Sub-Accounts. In the current year financial statements, these Sub-Accounts have been combined and reported as one Sub-Account. The Sub-Accounts in the Statement of Operations and Statement of Changes in Net Assets for all prior periods have been reclassified and reported on a combined basis to conform with the current year's presentation. Combining these Sub-Accounts had no effect on the net assets of the Sub-Accounts or the unit value of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

For the Contracts, MLI deducts a daily charge from the net assets of the Separate Account Sub-Accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the Contracts and the Separate Account. These charges result in the reduction of unit values.

For Contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a Contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain Contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other Contracts, after the first anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a withdrawal fee. During the first contract year, MLI currently does not assess the withdrawal charge on amounts withdrawn under the systematic withdrawal program. These charges result in the redemption of units.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


3.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

For Contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                                        SALES CHARGE AS A % OF
                  OWNER'S INVESTMENT    GROSS PURCHASE PAYMENT
                  ------------------    ----------------------
                  less than $50,000....          5.75%
                  $50,000--$99,999.99..          4.50%
                  $100,000--$249,999.99          3.50%
                  $250,000--$499,999.99          2.50%
                  $500,000--$999,999.99          2.00%
                  $1,000,000 or more...          1.00%

During the accumulation phase, MLI imposes an annual contract maintenance fee of $30 on Contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account Sub-Accounts (and for some Contracts, the fixed account as well). The charge is taken from account value on a full withdrawal or on the annuity date if such annuity dates is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available Sub-Accounts and the fixed rate account. These charges result in the redemption of units.

After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. These charges result in the redemption of units.

Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from sale of investments for the year ended December 31, 2006 were as follows:

                                                    PURCHASES      SALES
                                                   ------------ ------------
    Lord Abbett Growth & Income Sub-Account....... $134,046,436 $227,782,416
    Lord Abbett Bond Debenture Sub-Account........   25,187,589   50,711,570
    Van Kampen Mid-Cap Growth Sub-Account.........    6,800,198    7,443,024
    Lord Abbett Mid-Cap Value Sub-Account.........   44,138,214   53,494,674
    Lord Abbett America's Value Sub-Account.......   14,819,763    2,632,505
    Met/Putnam Capital Opportunities Sub-Account..    9,507,246   10,035,111
    Oppenheimer Capital Appreciation Sub-Account..   11,721,086   23,343,256
    PIMCO Inflation Protection Bond Sub-Account...    7,552,563   11,022,909
    Legg Mason Aggressive Growth Sub-Account......    9,150,596   25,306,003
    PIMCO Total Return Sub-Account................    3,100,676    7,918,512
    RCM Global Technology Sub-Account.............    1,631,177    3,280,358
    T. Rowe Price Mid Cap Growth Sub-Account......   14,858,308   31,960,620
    MFS Research International Sub-Account........   33,606,659   52,492,137
    Met/AIM Small Cap Growth Sub-Account..........   14,274,466   21,706,304
    Lazard Mid Cap Sub-Account....................    7,259,841    8,317,778
    Harris Oakmark International Sub-Account......   20,202,349   22,326,433
    Third Avenue Small Cap Value Sub-Account......   17,605,455   18,641,830
    Neuberger Berman Real Estate Sub-Account......   11,300,812   25,110,934
    Turner Mid-Cap Growth Sub-Account.............    1,793,549    2,356,658
    Goldman Sachs Mid-Cap Value Sub-Account.......   11,664,412    6,983,389
    MetLife Defensive Strategy Sub-Account........   40,579,091   21,079,586
    MetLife Moderate Strategy Sub-Account.........   79,354,847   15,101,554
    MetLife Balanced Strategy Sub-Account.........  181,811,334   11,323,792
    MetLife Growth Strategy Sub-Account...........  226,682,328   10,673,009
    MetLife Aggressive Strategy Sub-Account.......   25,536,762   29,478,255
    Van Kampen Comstock Sub-Account...............   44,011,938   10,088,875
    Cyclical Growth ETF Sub-Account...............   18,747,187    1,272,249
    Cyclical Growth and Income ETF Sub-Account....   21,764,980    1,863,720
    Legg Mason Value Equity Sub-Account...........   43,882,717    6,316,529
    Met/AIM Capital Appreciation Sub-Account (b)..      215,785      110,471
    Pioneer Fund Sub-Account (b)..................      362,353        1,860
    Pioneer Mid-Cap Value Sub-Account (b).........       76,490        3,611
    Pioneer Strategic Income Sub-Account (b)......      376,473        1,305
    MFS Emerging Markets Equity Sub-Account (b)...   11,088,636       89,946
    Loomis Sayles Global Markets Sub-Account (b)..      333,984        2,260
    Strategic Growth and Income Sub-Account (b)...   96,368,496        6,600
    Strategic Conservative Growth Sub-Account (b).  105,839,718       80,679
    Strategic Growth Sub-Account (b)..............   71,980,034           --
    Russell Multi-Style Equity Sub-Account........      471,493    8,815,172
    Russell Aggressive Equity Sub-Account.........      861,531    2,447,723
    Russell Non-US Sub-Account....................      638,352    4,141,184
    Russell Core Bond Sub-Account.................    1,232,282    5,070,791
    Russell Real Estate Securities Sub-Account....      505,376    1,200,911
    AIM V.I. Capital Appreciation Sub-Account.....      491,330    6,669,741
    AIM V.I. International Growth Sub-Account.....    5,696,596    6,766,015
    DWS Small Cap Value Sub-Account...............       26,460      319,409
    DWS Government & Agency Securities Sub-Account      103,334      521,879
    Investors Trust Sub-Account...................    3,331,431   41,376,925
    Davis Venture Value Sub-Account...............   26,960,810   43,354,634
    Harris Oakmark Focused Value Sub-Account......   11,724,367   13,658,510
    Jennison Growth Sub-Account...................   15,619,867   20,540,464
    MFS Investors Trust Sub-Account (a)...........      350,355    3,185,285
    MFS Total Return Sub-Account..................   17,104,078    2,999,321
    Capital Guardian U.S. Equity Sub-Account......   14,238,540   24,703,268

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                                    PURCHASES        SALES
                                                                  -------------- --------------
FI International Stock Sub-Account............................... $    1,409,033 $    5,248,792
BlackRock Money Market Sub-Account...............................    114,260,254     80,792,751
MetLife Stock Index Sub-Account..................................     15,302,946     15,004,033
BlackRock Bond Income Sub-Account................................     17,504,024     12,868,262
BlackRock Strategic Value Sub-Account............................      1,235,306      2,159,554
Franklin Templeton Small Cap Sub-Account.........................     11,350,154     10,185,980
Western Asset Management Strategic Bond Opportunities Sub-Account      1,108,178      1,466,621
Western Asset Management U.S. Government Sub-Account.............      1,756,121        780,231
T. Rowe Price Small Cap Growth Sub-Account.......................      1,045,128      2,768,728
T. Rowe Price Large Cap Growth Sub-Account.......................     95,050,477    130,317,294
Oppenheimer Global Equity Sub-Account............................     10,891,836        460,435
Putnam Growth & Income Sub-Account...............................      1,774,204      5,160,299
Putnam Vista Sub-Account.........................................        259,025      1,688,116
Putnam Equity Income Sub-Account.................................     11,124,673        351,404
Templeton Growth Securities Sub-Account..........................      6,496,406      1,036,801
Templeton Foreign Securities Sub-Account.........................      7,611,299     21,306,800
Templeton Developing Markets Securities Sub-Account..............      2,948,455     19,041,229
Fidelity Growth Opportunities Sub-Account........................         12,625        143,372
Fidelity Growth & Income Sub-Account (b).........................         51,155      1,371,459
Fidelity Equity-Income Sub-Account...............................      2,344,165      2,357,116
PIMCO High Yield Sub-Account.....................................      8,405,002      6,225,754
PIMCO Low Duration Sub-Account...................................      1,399,182      2,064,079
PIMCO StocksPLUS Growth Sub-Account..............................        145,258        253,457
PIMCO Total Return Bond Sub-Account..............................     42,470,940     60,876,809
American Funds Global Growth Sub-Account (b).....................        322,015              8
                                                                  -------------- --------------
Total............................................................ $1,824,868,610 $1,290,061,339
                                                                  ============== ==============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   LORD ABBETT    LORD ABBETT     VAN KAMPEN    LORD ABBETT
                                 GROWTH & INCOME BOND DEBENTURE MID-CAP GROWTH MID-CAP VALUE
                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- -------------- -------------- -------------
Outstanding at December 31, 2005   26,137,911      19,002,390      5,540,015    12,134,519
Activity during 2006:
  Issued........................    1,187,483       1,365,191        694,113     1,316,845
  Redeemed......................   (5,128,380)     (3,776,598)    (1,026,967)   (2,637,948)
                                   ----------      ----------     ----------    ----------
Outstanding at December 31, 2006   22,197,014      16,590,983      5,207,161    10,813,416
                                   ==========      ==========     ==========    ==========

Outstanding at December 31, 2004   29,905,303      18,478,641      5,887,183    11,567,876
Activity during 2005:
  Issued........................    1,971,038       5,465,023        690,884     2,174,308
  Redeemed......................   (5,738,430)     (4,941,274)    (1,038,052)   (1,607,665)
                                   ----------      ----------     ----------    ----------
Outstanding at December 31, 2005   26,137,911      19,002,390      5,540,015    12,134,519
                                   ==========      ==========     ==========    ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

  LORD ABBETT        MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON        PIMCO     RCM GLOBAL
AMERICA'S VALUE CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH TOTAL RETURN TECHNOLOGY
  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
--------------- --------------------- -------------------- ------------------------ ----------------- ------------ -----------
   4,568,630          2,212,145            16,165,489              6,511,274           15,958,225      27,888,652   2,539,048
   1,311,892            267,836             2,979,206                838,475            1,065,575       5,644,119     571,231
    (616,278)          (563,060)           (3,988,212)            (1,455,823)          (3,582,181)     (7,399,747)   (879,110)
   ---------          ---------            ----------             ----------           ----------      ----------  ----------
   5,264,244          1,916,921            15,156,483              5,893,926           13,441,619      26,133,024   2,231,169
   =========          =========            ==========             ==========           ==========      ==========  ==========

   2,316,906          2,720,782            17,566,329              8,692,539           20,250,042      28,087,932   3,357,357
   2,706,934            102,131             5,020,924              1,430,837              827,233       5,436,076     618,001
    (455,210)          (610,768)           (6,421,764)            (3,612,102)          (5,119,050)     (5,635,356) (1,436,310)
   ---------          ---------            ----------             ----------           ----------      ----------  ----------
   4,568,630          2,212,145            16,165,489              6,511,274           15,958,225      27,888,652   2,539,048
   =========          =========            ==========             ==========           ==========      ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                    T. ROWE PRICE           MFS               MET/AIM        LAZARD
                                    MID CAP GROWTH RESEARCH INTERNATIONAL SMALL CAP GROWTH   MID CAP
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                    -------------- ---------------------- ---------------- -----------
Outstanding at December 31, 2005...   15,203,506         15,507,023           7,550,815     2,227,684
Activity during 2006:
  Issued...........................    2,952,292          2,325,619             513,599       274,155
  Redeemed.........................   (5,252,031)        (4,474,845)         (2,080,301)     (495,073)
                                      ----------         ----------          ----------     ---------
  Outstanding at December 31, 2006.   12,903,767         13,357,797           5,984,113     2,006,766
                                      ==========         ==========          ==========     =========

Outstanding at December 31, 2004...   15,078,256         12,888,678           4,667,993     2,722,902
Activity during 2005:
  Issued...........................    3,587,693          6,445,633           5,239,356       316,790
  Redeemed.........................   (3,462,443)        (3,827,288)         (2,356,534)     (812,008)
                                      ----------         ----------          ----------     ---------
Outstanding at December 31, 2005...   15,203,506         15,507,023           7,550,815     2,227,684
                                      ==========         ==========          ==========     =========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

       HARRIS          THIRD AVENUE       NEUBERGER          TURNER     GOLDMAN SACHS      METLIFE            METLIFE
OAKMARK INTERNATIONAL SMALL CAP VALUE BERMAN REAL ESTATE MID-CAP GROWTH MID-CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
--------------------- --------------- ------------------ -------------- ------------- ------------------ -----------------
      6,295,353          5,920,257         4,868,446       1,029,884      2,181,767        6,322,085        21,366,533
      1,230,954          1,329,569           678,283         207,373      1,109,308        4,917,609         9,530,887
     (1,843,283)        (1,702,288)       (1,622,306)       (247,855)      (754,810)      (2,977,270)       (3,476,592)
     ----------         ----------        ----------       ---------     ----------       ----------        ----------
      5,683,024          5,547,538         3,924,423         989,402      2,536,265        8,262,424        27,420,828
     ==========         ==========        ==========       =========     ==========       ==========        ==========

      6,954,807          6,296,258         1,552,403       1,457,917      1,750,355        1,937,189        10,636,014
      2,133,841          1,859,814         4,639,543         176,946      1,446,820        6,176,030        12,583,988
     (2,793,295)        (2,235,815)       (1,323,500)       (604,979)    (1,015,408)      (1,791,134)       (1,853,469)
     ----------         ----------        ----------       ---------     ----------       ----------        ----------
      6,295,353          5,920,257         4,868,446       1,029,884      2,181,767        6,322,085        21,366,533
     ==========         ==========        ==========       =========     ==========       ==========        ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                      METLIFE          METLIFE           METLIFE       VAN KAMPEN
                                 BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY  COMSTOCK
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------------- --------------- ------------------- -----------
Outstanding at December 31, 2005    59,266,853       58,883,485        12,099,254       3,599,394
Activity during 2006:
  Issued........................    24,230,743       26,068,145         3,061,704       4,851,096
  Redeemed......................    (8,603,507)      (7,300,295)       (3,256,467)     (1,653,821)
                                    ----------       ----------        ----------      ----------
Outstanding at December 31, 2006    74,894,089       77,651,335        11,904,491       6,796,669
                                    ==========       ==========        ==========      ==========

Outstanding at December 31, 2004    31,037,036       31,746,255         7,251,678              --
Activity during 2005:
  Issued........................    33,564,036       31,349,216         6,684,656       3,775,162
  Redeemed......................    (5,334,219)      (4,211,986)       (1,837,080)       (175,768)
                                    ----------       ----------        ----------      ----------
Outstanding at December 31, 2005    59,266,853       58,883,485        12,099,254       3,599,394
                                    ==========       ==========        ==========      ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

 CYCLICAL   CYCLICAL GROWTH  LEGG MASON        MET/AIM            PIONEER         PIONEER         PIONEER
GROWTH ETF  AND INCOME ETF  VALUE EQUITY CAPITAL APPRECIATION      FUND        MID CAP VALUE  STRATEGIC INCOME
SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
----------- --------------- ------------ -------------------- --------------- --------------- ----------------
   820,546       405,183        31,606              --                --              --               --
 1,806,891     2,151,507     4,271,650          14,880            18,242           6,586           18,490
  (184,332)     (264,094)     (698,560)         (8,145)             (203)           (324)             (55)
 ---------     ---------     ---------          ------            ------           -----           ------
 2,443,105     2,292,596     3,604,696           6,735            18,039           6,262           18,435
 =========     =========     =========          ======            ======           =====           ======

        --            --            --              --                --              --               --
   825,398       409,825        31,606              --                --              --               --
    (4,852)       (4,642)           --              --                --              --               --
 ---------     ---------     ---------          ------            ------           -----           ------
   820,546       405,183        31,606              --                --              --               --
 =========     =========     =========          ======            ======           =====           ======

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                  MFS EMERGING    LOOMIS SAYLES      STRATEGIC          STRATEGIC
                                 MARKETS EQUITY  GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH
                                 SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
                                 --------------- --------------- ----------------- -------------------
Outstanding at December 31, 2005           --            --                 --                 --
Activity during 2006:
  Issued........................    1,177,672        35,269          9,568,746         10,454,798
  Redeemed......................      (14,193)          (36)          (100,215)           (69,053)
                                    ---------        ------          ---------         ----------
Outstanding at December 31, 2006    1,163,479        35,233          9,468,531         10,385,745
                                    =========        ======          =========         ==========

Outstanding at December 31, 2004           --            --                 --                 --
Activity during 2005:
  Issued........................           --            --                 --                 --
  Redeemed......................           --            --                 --                 --
                                    ---------        ------          ---------         ----------
Outstanding at December 31, 2005           --            --                 --                 --
                                    =========        ======          =========         ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006


   STRATEGIC         RUSSELL            RUSSELL        RUSSELL     RUSSELL     RUSSELL REAL          AIM V.I.
    GROWTH      MULTI-STYLE EQUITY AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  ESTATE SECURITIES CAPITAL APPRECIATION
SUB-ACCOUNT (B)    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
--------------- ------------------ ----------------- ----------- ----------- ----------------- --------------------
          --         2,495,854          502,797         901,452   1,392,616       125,482           2,204,039
   7,061,619            50,439           15,113          14,815      60,639         7,795              39,172
     (56,336)         (716,570)        (168,722)       (259,840)   (373,981)      (39,843)           (536,259)
   ---------        ----------         --------       ---------   ---------       -------           ---------
   7,005,283         1,829,723          349,188         656,427   1,079,274        93,434           1,706,952
   =========        ==========         ========       =========   =========       =======           =========

          --         3,502,648          691,249       1,261,708   1,719,866       167,353           2,771,084
          --            49,868           12,047          30,269      61,356         8,969              93,586
          --        (1,056,662)        (200,499)       (390,525)   (388,606)      (50,840)           (660,631)
   ---------        ----------         --------       ---------   ---------       -------           ---------
          --         2,495,854          502,797         901,452   1,392,616       125,482           2,204,039
   =========        ==========         ========       =========   =========       =======           =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       AIM V.I.             DWS          DWS GOVERNMENT
                                 INTERNATIONAL GROWTH SMALL CAP GROWTH & AGENCY SECURITIES INVESTORS TRUST
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                 -------------------- ---------------- ------------------- ---------------
Outstanding at December 31, 2005        894,527           168,675            128,534          1,147,380
Activity during 2006:
  Issued........................        406,284             3,974              4,462             45,439
  Redeemed......................       (445,418)          (31,933)           (38,218)          (275,160)
                                       --------           -------            -------         ----------
Outstanding at December 31, 2006        855,393           140,716             94,778            917,659
                                       ========           =======            =======         ==========

Outstanding at December 31, 2004        511,893           212,686            166,555          3,141,423
Activity during 2005:
  Issued........................        589,860            20,866              8,262             76,658
  Redeemed......................       (207,226)          (64,877)           (46,283)        (2,070,701)
                                       --------           -------            -------         ----------
Outstanding at December 31, 2005        894,527           168,675            128,534          1,147,380
                                       ========           =======            =======         ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006


    DAVIS     HARRIS OAKMARK  JENNISON         MFS           MFS      CAPITAL GUARDIAN         FL
VENTURE VALUE FOCUSED VALUE    GROWTH    INVESTORS TRUST TOTAL RETURN   U.S. EQUITY    INTERNATIONAL STOCK
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT (A) SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------- -------------- ----------- --------------- ------------ ---------------- -------------------
 23,065,635      5,521,791    7,810,159     3,433,883     3,290,732      14,034,690          837,397
  3,988,581        653,346    2,357,896        39,555       667,547       1,631,784           93,049
 (5,341,514)    (1,195,532)  (2,666,488)   (3,473,438)     (421,267)     (2,586,207)        (298,018)
 ----------     ----------   ----------    ----------     ---------      ----------         --------
 21,712,702      4,979,605    7,501,567            --     3,537,012      13,080,267          632,428
 ==========     ==========   ==========    ==========     =========      ==========         ========

 22,830,671      6,638,629    7,626,777     3,908,131     2,647,889      14,592,382          930,015
  5,543,019        876,905    2,648,370       122,921     1,075,496       2,401,753           80,161
 (5,308,055)    (1,993,743)  (2,464,988)     (597,169)     (432,653)     (2,959,445)        (172,779)
 ----------     ----------   ----------    ----------     ---------      ----------         --------
 23,065,635      5,521,791    7,810,159     3,433,883     3,290,732      14,034,690          837,397
 ==========     ==========   ==========    ==========     =========      ==========         ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                  BLACKROCK     METLIFE    BLACKROCK     BLACKROCK
                                 MONEY MARKET STOCK INDEX BOND INCOME STRATEGIC VALUE
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------ ----------- ----------- ---------------
Outstanding at December 31, 2005   5,790,856   3,159,767    700,921       222,081
Activity during 2006:
  Issued........................  17,559,482   1,308,220    434,070        30,155
  Redeemed...................... (14,464,900) (1,417,402)  (362,644)     (110,869)
                                 -----------  ----------   --------      --------
Outstanding at December 31, 2006   8,885,438   3,050,585    772,347       141,367
                                 ===========  ==========   ========      ========

Outstanding at December 31, 2004   2,068,250   3,058,217    253,118       276,925
Activity during 2005:
  Issued........................  11,807,420     956,412    529,584        58,590
  Redeemed......................  (8,084,814)   (854,862)   (81,781)     (113,434)
                                 -----------  ----------   --------      --------
Outstanding at December 31, 2005   5,790,856   3,159,767    700,921       222,081
                                 ===========  ==========   ========      ========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

FRANKLIN TEMPLETON   WESTERN ASSET MANAGEMENT   WESTERN ASSET MANAGEMENT  T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER
 SMALL-CAP GROWTH  STRATEGIC BOND OPPORTUNITIES     U.S. GOVERNMENT      SMALL-CAP GROWTH LARGE-CAP GROWTH GLOBAL EQUITY
   SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
------------------ ---------------------------- ------------------------ ---------------- ---------------- -------------
     1,835,415               329,226                      4,435               851,662         4,655,618       305,962
     1,226,647                47,489                    119,291                98,265         7,586,549       653,823
    (1,147,970)              (77,913)                   (54,006)             (203,464)       (4,109,219)     (102,138)
    ----------               -------                    -------              --------        ----------      --------
     1,914,092               298,802                     69,720               746,463         8,132,948       857,647
    ==========               =======                    =======              ========        ==========      ========

       173,767               335,209                         --               912,167         3,763,068            --
     1,838,685                81,003                      6,454               155,447         1,486,178       317,086
      (177,037)              (86,986)                    (2,019)             (215,952)         (593,628)      (11,124)
    ----------               -------                    -------              --------        ----------      --------
     1,835,415               329,226                      4,435               851,662         4,655,618       305,962
    ==========               =======                    =======              ========        ==========      ========

     PUTNAM
GROWTH AND INCOME
   SUB-ACCOUNT
-----------------
    1,598,305
       60,122
     (368,555)
    ---------
    1,289,872
    =========

    1,842,883
      133,444
     (378,022)
    ---------
    1,598,305
    =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   PUTNAM       PUTNAM         TEMPLETON         TEMPLETON
                                    VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES
                                 SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------- ------------- ----------------- ------------------
Outstanding at December 31, 2005   475,451     1,760,798        263,350           5,193,955
Activity during 2006:
  Issued........................    29,096       873,100        364,060             705,865
  Redeemed......................  (129,979)     (206,199)       (66,880)         (1,670,622)
                                  --------     ---------        -------          ----------
Outstanding at December 31, 2006   374,568     2,427,699        560,530           4,229,198
                                  ========     =========        =======          ==========

Outstanding at December 31, 2004   566,204       869,958        326,660           4,880,998
Activity during 2005:
  Issued........................    56,365     1,067,071         11,121           1,042,667
  Redeemed......................  (147,118)     (176,231)       (74,431)           (729,710)
                                  --------     ---------        -------          ----------
Outstanding at December 31, 2005   475,451     1,760,798        263,350           5,193,955
                                  ========     =========        =======          ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

TEMPLETON DEVELOPING       FIDELITY         FIDELITY       PIMCO       PIMCO     PIMCO STOCKSPLUS    PIMCO
 MARKETS SECURITIES  GROWTH OPPORTUNITIES EQUITY INCOME HIGH YIELD  LOW DURATION GROWTH & INCOME  TOTAL RETURN
    SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------- -------------------- ------------- ----------- ------------ ---------------- ------------
      3,488,075             37,228           639,119       910,444     863,341       154,607       2,134,374
        470,215              1,296            84,408       667,768     110,966        10,434         231,678
     (1,329,041)           (15,376)         (174,375)     (550,244)   (187,954)      (26,846)       (657,723)
     ----------            -------          --------     ---------    --------       -------       ---------
      2,629,249             23,148           549,152     1,027,968     786,353       138,195       1,708,329
     ==========            =======          ========     =========    ========       =======       =========

      3,465,025             52,541           703,824       332,838     966,209       176,526       2,624,882
        724,491              1,079           107,161       659,881     159,373         7,434         144,779
       (701,441)           (16,392)         (171,866)      (82,275)   (262,241)      (29,353)       (635,287)
     ----------            -------          --------     ---------    --------       -------       ---------
      3,488,075             37,228           639,119       910,444     863,341       154,607       2,134,374
     ==========            =======          ========     =========    ========       =======       =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                 AMERICAN FUNDS
                                                  GLOBAL GROWTH
                                                 SUB-ACCOUNT (B)
                                                 ---------------
                Outstanding at December 31, 2005         --
                Activity during 2006:
                  Issued........................     12,197
                  Redeemed......................        (11)
                                                     ------
                Outstanding at December 31, 2006     12,186
                                                     ======

                Outstanding at December 31, 2004         --
                Activity during 2005:
                  Issued........................         --
                  Redeemed......................         --
                                                     ------
                Outstanding at December 31, 2005         --
                                                     ======

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                   LORD ABBETT       LORD ABBETT       VAN KAMPEN
                                                 GROWTH & INCOME    BOND DEBENTURE   MID-CAP GROWTH
                                                   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                ------------------ ---------------- -----------------
2006
Units..........................................         22,197,014       16,590,983         5,207,161
Unit Fair Value, Lowest to Highest (1).........   $16.65 to $62.97 $13.37 to $19.63  $10.44 to $11.26
Net Assets.....................................     $1,254,313,868     $307,972,386       $56,740,449
Investment Income Ratio to Net Assets (2)......              1.73%            6.82%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............   15.06% to 16.91%   6.62% to 8.33%    6.34% to 7.56%
2005
Units..........................................         26,137,911       19,002,390                --
Unit Fair Value, Lowest to Highest (1).........   $12.48 to $52.55 $12.42 to $18.12               $--
Net Assets.....................................     $1,266,968,938     $327,280,969               $--
Investment Income Ratio to Net Assets (2)......              0.94%            0.00%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............     1.00% to 2.62%  -0.86% to 0.74%                --
2004
Units..........................................         29,905,303       18,478,641                --
Unit Fair Value, Lowest to Highest (1).........   $11.76 to $52.34 $12.78 to $17.98               $--
Net Assets.....................................     $1,416,012,804     $317,240,246               $--
Investment Income Ratio to Net Assets (2)......              0.43%            2.98%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............   10.02% to 11.80%   5.65% to 7.36%                --
2003
Units..........................................         28,329,579       20,138,758                --
Unit Fair Value, Lowest to Highest (1).........   $11.27 to $46.75 $11.49 to $16.75               $--
Net Assets.....................................     $1,205,120,382     $323,680,445               $--
Investment Income Ratio to Net Assets (2)......              1.00%            2.04%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............    27.7% to 29.75% 16.39% to 18.27%                --
2002
Units..........................................         23,011,313       13,627,092         3,094,416
Unit Fair Value, Lowest to Highest (1).........    $9.24 to $34.84 $10.03 to $13.83    $4.97 to $7.48
Net Assets.....................................       $755,879,493     $186,531,611       $22,792,098
Investment Income Ratio to Net Assets (2)......              0.95%            8.34%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.25%, 0.85%     2.10%, 0.85%      1.80%, 0.85%
Total Return, Lowest to Highest (4)............ -19.94% to -18.64% -2.64% to -1.41% -30.4% to -29.74%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

   LORD ABBETT      LORD ABBETT         MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON
  MID-CAP VALUE   AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH
   SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------- ---------------- --------------------- -------------------- ------------------------ ------------------
       10,813,416        5,264,244           1,916,921            15,156,483             5,893,926             13,441,619
 $26.44 to $29.45 $15.86 to $16.54     $9.59 to $20.65       $8.75 to $11.27      $10.72 to $11.14        $7.44 to $10.77
     $304,617,015      $86,156,780         $38,262,759          $142,383,044           $64,649,920           $108,846,059
            0.61%            1.83%               0.09%                 0.14%                 3.73%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 0.75%          2.35%, 1.30%           2.35%, 1.30%
 10.07% to 11.34%  12.60% to 13.9%    12.47% to 13.77%        5.12% to 6.81%      -1.94% to -0.91%       -4.01% to -3.00%
       12,134,519        4,568,630           2,212,145            16,165,489             6,511,274             15,958,225
 $24.02 to $26.45 $14.08 to $14.52     $8.42 to $18.17        $8.31 to $10.6      $10.93 to $11.25         $7.74 to $11.1
     $308,454,585      $65,779,907         $39,237,602          $144,482,219           $72,384,448           $134,458,398
            0.50%            0.00%               0.26%                 0.02%                 0.00%                  0.00%
      1.9%, 0.75%      1.9%, 0.75%         1.9%, 0.75%          2.35%, 0.75%           2.35%, 1.3%            2.35%, 1.3%
   6.02% to 7.24%   to 2% to 3.17%      7.73% to 8.97%        2.29% to 3.93%       -0.96% to 0.08%       10.95% to 12.11%
       11,567,876        2,316,906           2,720,782            17,566,329             8,692,539             20,250,042
 $22.66 to $24.66 $13.81 to $14.07     $7.71 to $16.69       $8.12 to $10.24      $11.04 to $11.24         $6.97 to $9.89
     $275,539,168      $32,408,165         $44,580,546          $148,102,308           $96,965,591           $152,910,724
            3.16%            4.84%               0.00%                 7.09%                 4.57%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 1.30%          2.35%, 1.30%           2.35%, 1.30%
 22.15% to 23.57% 15.51% to 16.85%     16.1% to 17.44%        3.93% to 5.03%         6.47% to 7.6%         5.92% to 7.04%
        9,083,775          448,416           3,308,161            15,380,749             7,706,190              8,421,303
 $18.55 to $19.96 $11.95 to $12.05     $6.56 to $14.22         $7.8 to $9.73      $10.37 to $10.44         $6.58 to $9.22
     $176,105,641       $5,384,408         $46,460,529          $121,535,657           $80,239,422            $56,084,564
            2.56%            7.51%               0.00%                 0.00%                 5.18%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 0.75%          2.35%, 1.30%           2.35%, 1.30%
 23.51% to 24.94% 19.53% to 20.45%    25.87% to 27.32%      25.55% to 27.57%        3.57% to 4.24%       27.86% to 29.21%
        7,467,124               --           3,919,125             3,485,515                    --              1,738,230
 $15.03 to $15.71              $--     $5.14 to $11.18        $6.21 to $6.28                   $--         $5.14 to $5.20
     $116,492,135              $--         $43,360,519           $21,773,006                   $--             $8,985,725
            0.54%               --               0.08%                 0.01%                    --                  0.01%
     1.80%, 0.85%               --        1.80%, 0.85%          2.05%, 1.40%                    --           2.05%, 1.40%
-11.2% to -10.35%               --   -22.6% to -21.86%    -25.78% to -26.27%                    --     -28.84% to -29.30%

     PIMCO
  TOTAL RETURN
  SUB-ACCOUNT
----------------
      26,133,024
$12.00 to $13.17
    $327,612,133
           2.60%
    2.35%, 0.75%
  2.10% to 3.74%
      27,888,652
$11.74 to $12.68
    $339,140,105
           0.01%
    2.35%, 0.75%
 -0.12% to 1.49%
      28,087,932
$11.74 to $12.48
    $338,736,886
           6.52%
    2.35%, 0.75%
  2.54% to 4.19%
      16,389,544
$11.44 to $11.96
    $190,243,251
           2.83%
    2.35%, 0.75%
  1.88% to 3.53%
       6,145,156
$11.22 to $11.36
     $69,461,177
           0.00%
    2.05%, 1.40%
  7.77% to 7.08%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                    RCM GLOBAL       T. ROWE PRICE MID     MFS RESEARCH
                                                    TECHNOLOGY          CAP GROWTH         INTERNATIONAL
                                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                ------------------- ------------------- -------------------
2006
Units..........................................           2,231,169          12,903,767          13,357,797
Unit Fair Value, Lowest to Highest (1).........      $4.71 to $4.95      $8.04 to $8.75    $15.31 to $23.06
Net Assets.....................................         $10,819,347        $107,929,919        $233,658,652
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               1.75%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............      2.91% to 3.99%      3.70% to 5.37%    23.63% to 25.62%
2005
Units..........................................           2,539,048          15,203,506          15,507,023
Unit Fair Value, Lowest to Highest (1).........      $4.58 to $4.76       $7.75 to $8.3    $12.37 to $18.32
Net Assets.....................................         $11,888,282        $121,624,335        $219,052,682
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.46%
Expenses as a Percent of Average Net Assets (3)         2.35%, 1.3%        2.35%, 0.85%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............      8.44% to 9.59%    11.97% to 13.66%    13.73% to 15.55%
2004
Units..........................................           3,357,357          15,078,256          12,888,678
Unit Fair Value, Lowest to Highest (1).........      $4.22 to $4.35       $6.91 to $7.3    $10.87 to $15.82
Net Assets.....................................         $14,409,596        $106,863,377        $159,862,343
Investment Income Ratio to Net Assets (2)......               0.08%               0.00%               0.25%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............    -6.54% to -5.55%    15.08% to 16.94%    16.78% to 18.66%
2003
Units..........................................           1,767,899          11,428,214           7,636,043
Unit Fair Value, Lowest to Highest (1).........      $4.51 to $4.60      $6.00 to $6.24     $9.30 to $13.33
Net Assets.....................................          $8,065,893         $69,508,837         $86,352,331
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.62%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............    53.91% to 55.54%    33.47% to 35.62%    28.98% to 31.06%
2002
Units..........................................             610,838           2,558,021           1,580,897
Unit Fair Value, Lowest to Highest (1).........      $2.92 to $2.96      $4.49 to $4.56      $7.20 to $7.32
Net Assets.....................................          $1,797,261         $11,560,184         $11,458,592
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.28%
Expenses as a Percent of Average Net Assets (3)        2.25%, 1.40%        2.25%, 0.85%        2.25%, 0.85%
Total Return, Lowest to Highest (4)............ -51.42% to  -51.83% -45.29% to  -44.51% -12.55% to  -13.77%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     MET/AIM              LAZARD          HARRIS OAKMARK       THIRD AVENUE         NEUBERGER           TURNER
 SMALL CAP GROWTH         MID CAP         INTERNATIONAL       SMALL CAP VALUE   BERMAN REAL ESTATE  MID-CAP GROWTH
   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------- ------------------- ------------------- ------------------ ----------------
          5,984,113           2,006,766           5,683,024           5,547,538         3,924,423           989,402
    $8.37 to $14.69    $15.64 to $16.41    $19.13 to $20.07    $17.49 to $20.21  $18.97 to $28.41  $12.45 to $12.96
        $83,414,752         $32,320,745        $112,021,036         $99,987,762       $79,745,324       $12,526,407
              0.00%               0.31%               2.59%               0.45%             1.10%             0.00%
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%      2.35%, 1.00%      2.35%, 0.85%
   11.54% to 12.71%    12.02% to 13.20%    25.86% to 27.19%    10.51% to 11.67%  34.40% to 36.22%    3.61% to 5.18%
          7,550,815           2,227,684           6,295,353           5,920,257         4,868,446         1,029,884
    $7.45 to $13.04     $13.95 to $14.5    $15.18 to $15.78    $15.81 to $18.08  $14.11 to $20.89  $12.01 to $12.32
        $93,177,860         $31,807,254         $97,858,342         $95,982,000       $73,434,177       $12,503,351
              0.00%               0.06%               0.00%               0.00%             0.00%             0.00%
        2.35%, 1.3%         2.35%, 1.3%         2.35%, 1.3%         2.35%, 1.3%       2.35%, 1.3%       2.35%, 1.3%
     5.76% to 6.87%      5.56% to 6.67%    11.59% to 12.77%     12.8% to 13.99%  10.66% to 11.83%    8.78% to 9.92%
          4,667,993           2,722,902           6,954,807           6,296,258         1,552,403         1,457,917
    $11.85 to $12.2     $13.2 to $13.59    $13.59 to $13.99    $14.00 to $14.35  $12.75 to $12.87  $11.04 to $11.16
        $56,301,565         $36,591,722         $96,251,804         $89,472,332       $19,879,342       $16,169,474
              0.00%               0.00%               0.00%               2.06%             5.12%             0.00%
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%      2.35%, 1.30%      2.35%, 0.85%
     3.95% to 5.05%    11.74% to 12.92%    17.72% to 18.96%    23.56% to 24.87%  27.52% to 28.68%  10.44% to 11.56%
          3,833,712           3,736,086           6,077,658           6,229,319                --                --
    $7.16 to $11.61    $11.80 to $12.03    $11.53 to $11.76    $11.32 to $12.95               $--               $--
        $44,193,099         $44,638,929         $70,998,028         $71,162,799               $--               $--
              0.00%               1.56%               2.46%               1.71%                --                --
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%                --                --
   35.64% to 37.07%    23.25% to 24.55%    28.08% to 31.11%     38.14% to 39.6%                --                --
            521,347             653,527           1,063,308             873,499                --                --
     $8.74 to $8.83      $9.57 to $9.67      $8.38 to $8.47      $8.19 to $8.23               $--               $--
         $4,585,205          $6,291,708          $8,972,385          $7,174,755               $--               $--
              0.00%               0.02%               0.14%               0.38%                --                --
       2.25%, 1.40%        2.25%, 1.40%        2.25%, 1.40%        2.25%, 1.40%                --                --
-19.23% to  -19.92% -12.06% to  -12.80% -28.51% to  -29.12% -17.68% to  -18.14%                --                --

 GOLDMAN SACHS
 MID-CAP VALUE
  SUB-ACCOUNT
----------------
       2,536,265
$14.78 to $15.38
     $38,139,523
           0.00%
    2.35%, 0.85%
13.01% to 14.71%
       2,181,767
$13.08 to $13.41
     $28,841,121
           0.72%
     2.35%, 1.3%
 9.93% to 11.09%
       1,750,355
 $11.9 to $12.02
     $20,909,564
           1.57%
    2.35%, 0.85%
18.96% to 20.16%
              --
             $--
             $--
              --
              --
              --
              --
             $--
             $--
              --
              --
              --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                     METLIFE            METLIFE           METLIFE
                                                DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY
                                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                ------------------ ----------------- -----------------
2006
Units..........................................         8,262,424        27,420,828        74,894,089
Unit Fair Value, Lowest to Highest (1).........  $10.93 to $11.32  $11.37 to $11.77  $11.88 to $12.30
Net Assets.....................................       $91,508,405      $315,943,046      $902,216,343
Investment Income Ratio to Net Assets (2)......             0.01%             0.01%             0.01%
Expenses as a Percent of Average Net Assets (3)      2.35%, 0.75%      2.35%, 0.75%      2.35%, 0.75%
Total Return, Lowest to Highest (4)............    6.11% to 7.82%    7.68% to 9.41%   9.38% to 11.14%
2005
Units..........................................         6,322,085        21,366,533        59,266,853
Unit Fair Value, Lowest to Highest (1).........   $10.3 to $10.43  $10.56 to $10.69  $10.86 to $10.99
Net Assets.....................................       $65,586,282      $227,166,091      $648,361,282
Investment Income Ratio to Net Assets (2)......             1.03%             1.28%             1.20%
Expenses as a Percent of Average Net Assets (3)       2.35%, 1.3%       2.35%, 1.3%       2.35%, 1.3%
Total Return, Lowest to Highest (4)............    2.06% to 3.13%    3.36% to 4.45%    4.64% to 5.74%
2004
Units..........................................         1,937,189        10,636,014        31,037,036
Unit Fair Value, Lowest to Highest (1).........   $10.1 to $10.11  $10.22 to $10.23  $10.38 to $10.40
Net Assets.....................................       $19,576,879      $108,759,780      $322,474,174
Investment Income Ratio to Net Assets (2)......             8.88%             6.77%             5.05%
Expenses as a Percent of Average Net Assets (3)      2.35%, 1.30%      2.35%, 1.30%      2.35%, 1.30%
Total Return, Lowest to Highest (4)............    0.96% to 1.13%    2.16% to 2.33%     3.8% to 3.97%
2003
Units..........................................                --                --                --
Unit Fair Value, Lowest to Highest (1).........               $--               $--               $--
Net Assets.....................................               $--               $--               $--
Investment Income Ratio to Net Assets (2)......                --                --                --
Expenses as a Percent of Average Net Assets (3)                --                --                --
Total Return, Lowest to Highest (4)............                --                --                --
2002
Units..........................................                --                --                --
Unit Fair Value, Lowest to Highest (1).........               $--               $--               $--
Net Assets.....................................               $--               $--               $--
Investment Income Ratio to Net Assets (2)......                --                --                --
Expenses as a Percent of Average Net Assets (3)                --                --                --
Total Return, Lowest to Highest (4)............                --                --                --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

    METLIFE            METLIFE         VAN KAMPEN        CYCLICAL            CYCLICAL           LEGG MASON
GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK        GROWTH ETF     GROWTH AND INCOME ETF   VALUE EQUITY
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------- ------------------- ---------------- ---------------- --------------------- -----------------
      77,651,335        11,904,491          6,796,669        2,443,105          2,292,596            3,604,696
$12.53 to $12.97  $12.78 to $13.23   $11.80 to $12.12 $11.34 to $11.43   $11.09 to $11.17     $11.05 to $11.25
    $986,336,802      $154,159,455        $81,752,237      $27,884,955        $25,580,451          $40,209,812
           0.01%             0.01%              0.00%            1.53%              2.21%                0.00%
    2.35%, 0.75%      2.35%, 0.75%       2.35%, 0.75%     1.90%, 1.30%       1.90%, 1.30%         2.35%, 0.75%
10.96% to 12.75%  11.02% to 12.80%   13.36% to 15.19% 11.71% to 12.38%    9.63% to 10.29%       4.11% to 5.79%
      58,883,485        12,099,254          3,599,394          820,546            405,183               31,606
$11.29 to $11.43  $11.51 to $11.65   $10.41 to $10.52 $10.16 to $10.17   $10.12 to $10.13     $10.61 to $10.63
    $669,542,343      $140,266,322        $37,740,754       $8,343,251         $4,104,208             $335,617
           1.12%             0.87%              2.41%            3.11%              2.73%                0.00%
     2.35%, 1.3%       2.35%, 1.3%        2.2%, 0.75%      1.65%, 1.3%         1.9%, 1.3%          1.9%, 1.55%
   6.6% to 7.72%    7.82% to 8.96%     4.22% to 5.22%   1.62% to 1.71%     1.17% to 1.33%    -1.35% to  -1.34%
      31,746,255         7,251,678                 --               --                 --                   --
$10.59 to $10.61  $10.68 to $10.69                $--              $--                $--                  $--
    $336,536,558       $77,491,222                $--              $--                $--                  $--
           3.18%             1.17%                 --               --                 --                   --
    2.35%, 1.30%      2.35%, 1.30%                 --               --                 --                   --
   5.9% to 6.08%    6.75% to 6.93%                 --               --                 --                   --
              --                --                 --               --                 --                   --
             $--               $--                $--              $--                $--                  $--
             $--               $--                $--              $--                $--                  $--
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
             $--               $--                $--              $--                $--                  $--
             $--               $--                $--              $--                $--                  $--
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --

      MET/AIM
CAPITAL APPRECIATION
  SUB-ACCOUNT (B)
--------------------
             6,735
  $13.96 to $14.94
           $99,153
             0.21%
      1.90%, 1.30%
    4.88% to 5.51%
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                    PIONEER          PIONEER          PIONEER
                                                     FUND         MID CAP VALUE   STRATEGIC INCOME
                                                SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                                                ---------------- ---------------- ----------------
2006
Units..........................................           18,039            6,262           18,435
Unit Fair Value, Lowest to Highest (1)......... $18.46 to $21.42 $11.97 to $12.21 $18.05 to $20.43
Net Assets.....................................         $374,110          $76,182         $363,745
Investment Income Ratio to Net Assets (2)......            0.00%            0.47%           12.02%
Expenses as a Percent of Average Net Assets (3)     1.90%, 0.75%     1.90%, 0.75%     1.90%, 0.75%
Total Return, Lowest to Highest (4)............ 13.75% to 15.06% 10.45% to 11.72%   4.31% to 5.51%
2005
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2004
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2003
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2002
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING     LOOMIS SAYLES       STRATEGIC          STRATEGIC         STRATEGIC          RUSSELL            RUSSELL
MARKETS EQUITY   GLOBAL MARKETS   GROWTH AND INCOME CONSERVATIVE GROWTH     GROWTH       MULTI-STYLE EQUITY AGGRESSIVE EQUITY
SUB-ACCOUNT (B)  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)   SUB-ACCOUNT (B)     SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ----------------- ------------------- ---------------- ------------------ -----------------
       1,163,479           35,233        9,468,531         10,385,745          7,005,283        1,829,723            349,188
$10.41 to $10.49 $10.27 to $10.35 $10.19 to $10.26   $10.23 to $10.33   $10.31 to $10.40           $13.16             $15.13
     $12,147,300         $363,073      $96,571,565       $106,307,471        $72,244,538      $24,075,386         $5,282,370
           2.49%            1.42%            0.15%              0.25%              0.23%            0.98%              0.17%
    2.35%, 1.30%     2.35%, 1.30%     1.90%, 0.85%       1.90%, 0.85%       1.90%, 0.85%            1.40%              1.40%
  4.12% to 4.86%   2.74% to 3.46%   1.93% to 2.08%      2.3% to 2.44%     3.07% to 3.22%           11.18%             13.20%
              --               --               --                 --                 --        2,495,854            502,797
             $--              $--              $--                $--                $--           $11.83             $13.36
             $--              $--              $--                $--                $--      $29,537,014         $6,719,215
              --               --               --                 --                 --            1.12%              0.17%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --            5.78%              4.89%
              --               --               --                 --                 --        3,502,648            691,249
             $--              $--              $--                $--                $--           $11.19             $12.74
             $--              $--              $--                $--                $--      $39,185,661         $8,807,286
              --               --               --                 --                 --            0.76%              3.49%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --   8.28% to 8.28%   13.13% to 13.13%
              --               --               --                 --                 --        4,207,248            855,054
             $--              $--              $--                $--                $--           $10.33             $11.26
             $--              $--              $--                $--                $--      $43,469,136         $9,629,644
              --               --               --                 --                 --            0.75%              0.10%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --           27.07%             43.58%
              --               --               --                 --                 --        4,582,713            968,192
             $--              $--              $--                $--                $--            $8.13              $7.84
             $--              $--              $--                $--                $--      $37,245,516         $7,588,538
              --               --               --                 --                 --            0.60%              0.00%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --          -24.26%            -20.18%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                    RUSSELL         RUSSELL       RUSSELL REAL
                                                   NON-U.S.        CORE BOND    ESTATE SECURITIES
                                                  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                ---------------- -------------- -----------------
2006
Units..........................................          656,427      1,079,274           93,434
Unit Fair Value, Lowest to Highest (1).........           $17.35         $14.23           $34.42
Net Assets.....................................      $11,391,245    $15,354,316       $3,216,373
Investment Income Ratio to Net Assets (2)......            2.18%          4.38%            1.87%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           21.93%          2.28%           33.96%
2005
Units..........................................          901,452      1,392,616          125,482
Unit Fair Value, Lowest to Highest (1).........           $14.23         $13.91           $25.70
Net Assets.....................................      $12,830,073    $19,370,351       $3,224,635
Investment Income Ratio to Net Assets (2)......            1.58%          3.51%            2.04%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           12.11%          0.60%           11.39%
2004
Units..........................................        1,261,708      1,719,866          167,353
Unit Fair Value, Lowest to Highest (1).........           $12.70         $13.83           $23.07
Net Assets.....................................      $16,017,662    $23,779,833       $3,860,845
Investment Income Ratio to Net Assets (2)......            1.87%          4.13%            8.13%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............ 16.65% to 16.65% 3.21% to 3.21% 33.01% to 33.01%
2003
Units..........................................        1,617,799      2,133,352          197,639
Unit Fair Value, Lowest to Highest (1).........           $10.88         $13.40           $17.34
Net Assets.....................................      $17,606,468    $28,579,979       $3,428,028
Investment Income Ratio to Net Assets (2)......            2.61%          5.13%            5.25%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           36.86%          4.68%           35.30%
2002
Units..........................................        1,815,696      2,637,246          204,428
Unit Fair Value, Lowest to Highest (1).........            $7.95         $12.80           $12.82
Net Assets.....................................      $14,436,845    $33,718,319       $2,620,181
Investment Income Ratio to Net Assets (2)......            1.51%          2.93%            5.16%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............          -16.33%          7.33%            2.36%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                                     DWS
      AIM V.I              AIM V.I               DWS         GOVERNMENT & AGENCY                          DAVIS
CAPITAL APPRECIATION INTERNATIONAL GROWTH  SMALL CAP GROWTH      SECURITIES       INVESTORS TRUST     VENTURE VALUE
    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- ------------------ ------------------- ------------------ ------------------
         1,706,952               855,393             140,716            94,778              917,659         21,712,702
   $6.90 to $23.85      $11.69 to $26.70      $9.67 to $9.89  $13.67 to $13.98     $12.14 to $12.42   $13.94 to $41.15
       $20,480,112           $16,393,934          $1,390,556        $1,321,448          $11,310,194       $334,265,042
             0.05%                 1.06%               0.00%             4.15%                0.27%              0.71%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
    4.07% to 5.40%      25.48% to 27.15%      3.39% to 3.81%    2.31% to 2.72%     10.69% to 11.13%   11.76% to 13.55%
         2,204,039               894,527             168,675           128,534            1,147,380         23,065,635
   $6.54 to $22.78       $9.19 to $21.15      $9.35 to $9.53  $13.36 to $13.61     $10.96 to $11.17   $12.46 to $36.24
       $25,322,763           $13,361,653          $1,605,802        $1,745,552          $12,739,250       $307,539,950
             0.06%                 0.76%               0.00%             4.17%                0.67%              0.52%
       1.8%, 0.85%           1.9%, 0.85%          1.8%, 1.4%        1.8%, 1.4%           1.8%, 1.4%       2.35%, 0.75%
     6.9% to 7.92%      15.49% to 16.93%      5.17% to 5.59%     .75% to 1.15%       5.12% to 5.54%     7.59% to 9.32%
         2,771,084               511,893             212,686           166,555            3,141,423         22,830,671
   $6.06 to $21.25       $7.86 to $18.21      $8.89 to $9.02  $13.26 to $13.46     $10.43 to $10.68   $11.57 to $33.15
       $29,706,684            $6,219,932          $1,918,049        $2,237,156          $33,348,357       $274,155,409
             0.00%                 0.63%               0.00%             3.82%                0.57%              0.46%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
    4.33% to 5.72%      21.37% to 22.95%      9.04% to 9.48%     1.9% to 2.31%        9.14% to 9.8%     9.53% to 11.3%
         3,341,333               569,813             256,266           228,371            4,077,987         15,450,341
   $5.74 to $20.25       $6.39 to $14.91      $8.15 to $8.24  $13.01 to $13.15       $9.56 to $9.73   $10.56 to $29.78
       $34,170,813            $5,651,858          $2,111,377        $3,000,315          $39,474,799       $166,549,898
             0.00%                 0.52%               0.00%             4.84%                0.58%              0.24%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
  26.75% to 28.42%      26.18% to 27.97%    30.57% to 31.10%    0.43% to 0.84%     19.66% to 20.45%    27.7% to 29.76%
         3,903,744               655,447             249,283           311,697            4,226,401          4,471,021
    $4.47 to $8.33        $5.00 to $7.89      $6.24 to $6.29  $12.96 to $13.04       $7.99 to $8.07     $8.26 to $8.39
       $31,202,678            $5,074,641          $1,566,700        $4,062,899          $34,003,783        $37,182,400
             0.00%                 0.55%               0.00%             4.08%                0.52%              0.53%
      1.80%, 0.85%          1.80%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%        2.25%, .85%
  -25.71% to  -25%    -17.18% to -16.39%  -34.39% to -34.65%    6.55% to 6.12%   -22.56% to -22.25% -17.26% to -18.41%

  HARRIS OAKMARK
     FOCUSED
   SUB-ACCOUNT
------------------
         4,979,605
  $17.28 to $18.16
       $88,607,294
             0.09%
      2.35%, 1.30%
   9.58% to 10.73%
         5,521,791
   $15.75 to $16.4
       $89,084,192
             0.00%
       2.35%, 1.3%
    7.17% to 8.29%
         6,638,629
  $14.68 to $15.14
       $99,304,225
             1.21%
      2.35%, 1.30%
     7.1% to 8.23%
         7,973,293
  $13.70 to $13.99
      $110,603,910
             0.05%
      2.35%, 1.30%
  29.26% to 30.62%
         2,218,864
  $10.59 to $10.71
       $23,633,258
             0.10%
      2.25%, 1.40%
-10.33% to -11.09%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                    JENNISON                                 MFS
                                                     GROWTH        MFS INVESTORS TRUST   TOTAL RETURN
                                                   SUB-ACCOUNT       SUB-ACCOUNT (A)     SUB-ACCOUNT
                                                ------------------ ------------------- ----------------
2006
Units..........................................          7,501,567                 --         3,537,012
Unit Fair Value, Lowest to Highest (1).........    $4.96 to $13.84                $--  $12.63 to $50.86
Net Assets.....................................        $84,084,948                $--       $83,918,502
Investment Income Ratio to Net Assets (2)......              0.00%              0.38%             3.25%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%              0.00%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............     0.15% to 1.76%              0.00%   9.83% to 11.10%
2005
Units..........................................          7,810,159          3,433,883         3,290,732
Unit Fair Value, Lowest to Highest (1).........     $4.9 to $13.61    $8.69 to $11.71  $11.49 to $45.78
Net Assets.....................................        $86,296,723        $39,251,039       $65,221,333
Investment Income Ratio to Net Assets (2)......              0.00%              0.20%             1.44%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%        1.9%, 0.85%       1.9%, 0.75%
Total Return, Lowest to Highest (4)............   10.91% to 11.52%      4.9% to 6% to     .92% to 2.08%
2004
Units..........................................          7,626,777          3,908,131         2,647,889
Unit Fair Value, Lowest to Highest (1).........    $10.24 to $10.5    $8.29 to $11.05  $11.37 to $44.85
Net Assets.....................................        $79,365,969        $42,439,328       $40,836,250
Investment Income Ratio to Net Assets (2)......              0.01%              0.39%             3.02%
Expenses as a Percent of Average Net Assets (3)       2.35%, 1.30%       1.90%, 0.75%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............      6.4% to 7.53%    9.07% to 10.34%    8.9% to 10.16%
2003
Units..........................................          6,208,252          4,446,377         1,645,037
Unit Fair Value, Lowest to Highest (1).........    $4.28 to $11.78    $7.60 to $10.02  $10.43 to $40.71
Net Assets.....................................        $60,266,190        $44,103,772       $19,115,194
Investment Income Ratio to Net Assets (2)......              0.15%              0.21%             1.11%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%       1.90%, 0.75%      1.80%, 0.75%
Total Return, Lowest to Highest (4)............   26.68% to 25.11%   19.25% to 20.62%  14.53% to 15.86%
2002
Units..........................................          1,788,193          1,376,864           730,059
Unit Fair Value, Lowest to Highest (1).........     $7.58 to $7.63     $8.24 to $8.32    $9.10 to $9.16
Net Assets.....................................        $13,609,644        $11,402,916        $6,665,479
Investment Income Ratio to Net Assets (2)......              0.00%              0.00%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.25%, 1.40%        1.80%, .85%      1.80%, 0.85%
Total Return, Lowest to Highest (4)............ -23.72% to -24.15% -21.00% to -21.75%  -6.31% to -7.20%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 CAPITAL GUARDIAN          FL             BLACKROCK          METLIFE          BLACKROCK        BLACKROCK     FRANKLIN TEMPLETON
   U.S. EQUITY     INTERNATIONAL STOCK   MONEY MARKET      STOCK INDEX       BOND INCOME    STRATEGIC VALUE   SMALL-CAP GROWTH
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------- ---------------- ------------------ ---------------- ---------------- ------------------
        13,080,267           632,428          8,885,438          3,050,585          772,347          141,367         1,914,092
  $12.54 to $13.31  $11.79 to $19.91    $9.91 to $10.78    $9.93 to $13.34 $41.29 to $54.01 $20.65 to $22.25  $10.56 to $11.01
      $169,758,065       $12,031,860        $91,235,712        $39,811,549      $36,289,487       $3,001,029       $20,720,142
             0.90%             1.25%              4.58%              1.74%            5.17%            0.08%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       2.35%, 0.75%       2.35%, 1.30%     1.90%, 0.75%     1.90%, 0.75%       1.9%, 1.30%
    7.77% to 9.02%  14.05% to 15.36%     2.13% to 3.77%   12.52% to 13.70%   2.18% to 3.36% 14.26% to 15.57%    7.66% to 8.31%
        14,034,690           837,397          5,790,856          3,159,767          700,921          222,081         1,835,415
  $11.63 to $12.19  $10.26 to $17.28     $9.7 to $10.39    $8.72 to $11.73 $40.41 to $52.26 $18.07 to $19.25   $9.81 to $10.15
      $167,610,776       $13,941,243        $57,767,677        $36,333,127      $31,894,139       $4,106,357       $18,385,352
             0.01%             0.44%              3.20%              1.33%            3.33%            0.00%             0.00%
       1.9%, 0.75%       1.9%, 0.85%       2.35%, 0.75%        2.25%, 1.3%      1.9%, 0.75%       1.9%, 1.3%        1.9%, 1.3%
    3.52% to 4.72%  15.38% to 16.59%     0.42% to 1.49%     2.06% to 3.03%   0.24% to 1.39%   1.96% to 2.57%    2.43% to 3.05%
        14,592,382           930,015          2,068,250          3,058,217          253,118          276,925           173,767
  $11.24 to $11.62   $8.82 to $14.82    $9.91 to $10.01   $11.06 to $11.39 $40.31 to $47.26 $17.72 to $18.66    $9.58 to $9.83
      $167,015,010       $13,351,662        $20,502,724        $34,452,591      $11,838,393       $5,002,257        $1,692,231
             0.75%             1.33%              1.06%              0.77%            0.00%            0.00%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       1.40%, 0.85%       2.35%, 1.30%     1.90%, 1.30%     1.90%, 0.75%      1.90%, 1.30%
    6.95% to 8.19%  15.75% to 17.09%    -0.42% to 0.13%     7.71% to 8.85%   2.21% to 2.82%  12.89% to 14.2%    9.05% to 9.71%
         2,794,622         1,073,966          2,219,930          2,324,078               --               --                --
  $10.51 to $10.73   $7.57 to $12.67    $9.82 to $10.22    $7.75 to $10.46 $39.44 to $49.85 $15.70 to $16.34    $8.78 to $8.95
       $29,636,446       $13,379,338        $22,099,713        $24,133,821              $--              $--               $--
             0.41%             0.02%              0.83%              1.36%            0.00%            0.00%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       2.35%, 0.75%       2.35%, 1.30%     1.90%, 0.75%     1.90%, 0.75%      1.90%, 1.30%
  34.86% to 36.42%  25.43% to 26.88%   -1.90% to -0.32%    24.9% to 26.22%    3.6% to 4.79% 46.92% to 48.61%  41.88% to 42.74%
         1,117,958            44,695                 --          1,082,604               --               --                --
    $7.80 to $7.85             $5.99                $--     $8.20 to $8.29              $--              $--               $--
        $8,740,401          $267,861                $--         $8,933,888              $--              $--               $--
             0.00%             0.95%                 --              0.57%               --               --                --
      1.80%, 0.85%             1.40%                 --       2.25%, 1.40%               --               --                --
-21.55% to -22.05%           -18.64%                 -- -23.60% to -24.24%               --               --                --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                  WESTERN ASSET MANAGEMENT   WESTERN ASSET MANAGEMENT  T. ROWE PRICE
                                                STRATEGIC BOND OPPORTUNITIES     U.S. GOVERNMENT      SMALL-CAP GROWTH
                                                        SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
                                                ---------------------------- ------------------------ ----------------
2006
Units..........................................                298,802                     69,720              746,463
Unit Fair Value, Lowest to Highest (1).........       $19.46 to $22.38           $14.41 to $17.30     $14.02 to $15.83
Net Assets.....................................             $6,154,850                 $1,068,532          $11,050,626
Investment Income Ratio to Net Assets (2)......                  4.79%                      0.98%                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%               2.35%, 0.85%         1.90%, 0.75%
Total Return, Lowest to Highest (4)............         2.86% to 4.04%             1.51% to 3.04%       1.68% to 2.86%
2005
Units..........................................                329,226                      4,435              851,662
Unit Fair Value, Lowest to Highest (1).........       $18.92 to $21.51            $14.2 to $16.79     $13.79 to $15.37
Net Assets.....................................             $6,568,086                    $68,021          $12,323,322
Investment Income Ratio to Net Assets (2)......                  3.05%                      0.00%                0.00%
Expenses as a Percent of Average Net Assets (3)             1.9%, 1.3%               2.15%, 1.55%          1.9%, 0.85%
Total Return, Lowest to Highest (4)............         0.64% to 1.24%             -0.6% to -0.2%      8.64% to 10.07%
2004
Units..........................................                335,209                         --              912,167
Unit Fair Value, Lowest to Highest (1).........        $18.8 to $21.13                        $--     $12.69 to $13.96
Net Assets.....................................             $6,620,128                        $--          $12,085,704
Investment Income Ratio to Net Assets (2)......                  0.00%                         --                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%                         --         1.90%, 0.75%
Total Return, Lowest to Highest (4)............          4.29% to 5.5%                         --      8.89% to 10.15%
2003
Units..........................................                     --                         --                   --
Unit Fair Value, Lowest to Highest (1).........       $18.03 to $20.03           $14.29 to $16.40     $11.66 to $12.68
Net Assets.....................................                    $--                        $--                  $--
Investment Income Ratio to Net Assets (2)......                  0.00%                      0.00%                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%               2.35%, 0.85%         1.90%, 0.75%
Total Return, Lowest to Highest (4)............       10.48% to 11.76%            -0.73% to 0.77%     38.33% to 39.93%
2002
Units..........................................                     --                         --                   --
Unit Fair Value, Lowest to Highest (1).........                    $--                        $--                  $--
Net Assets.....................................                    $--                        $--                  $--
Investment Income Ratio to Net Assets (2)......                     --                         --                   --
Expenses as a Percent of Average Net Assets (3)                     --                         --                   --
Total Return, Lowest to Highest (4)............                     --                         --                   --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 T. ROWE PRICE     OPPENHEIMER         PUTNAM             PUTNAM            PUTNAM           TEMPLETON          TEMPLETON
LARGE-CAP GROWTH  GLOBAL EQUITY   GROWTH AND INCOME        VISTA         EQUITY INCOME   GROWTH SECURITIES  FOREIGN SECURITIES
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ------------------ ------------------ ---------------- ------------------ ------------------
       8,132,948          857,647          1,289,872            374,568        2,427,699            560,530          4,229,198
$13.56 to $15.02 $18.38 to $20.58   $14.30 to $65.01   $13.04 to $16.29 $15.87 to $16.56   $16.40 to $20.46   $13.80 to $37.24
    $114,703,767      $17,132,657        $20,878,412         $5,064,251      $39,810,732        $10,958,015        $67,803,255
           0.20%            2.02%              1.78%              0.00%            1.07%              1.12%              1.29%
    1.90%, 0.75%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 0.75%
10.76% to 12.04% 14.17% to 15.48%   13.74% to 15.05%     3.47% to 4.09% 16.61% to 17.96%   19.52% to 20.90%   19.17% to 20.54%
       4,655,618          305,962          1,598,305            475,451        1,760,798            263,350          5,193,955
$12.24 to $13.38  $16.1 to $17.82   $12.56 to $56.51   $12.59 to $15.65 $13.61 to $14.04   $13.54 to $17.08    $11.44 to $30.9
     $59,163,838       $5,298,650        $22,007,752         $6,165,382      $24,525,877         $4,406,685        $67,994,861
           0.42%            0.00%              1.76%              0.00%            0.80%              1.18%              1.17%
     1.9%, 0.85%      1.9%, 0.75%        1.9%, 0.75%         1.9%, 1.3%      1.9%, 0.75%        1.8%, 0.85%        1.9%, 0.85%
  4.33% to 5.69% 16.73% to 17.62%     3.25% to 4.44%    10.04% to 10.7%   3.53% to 4.72%     6.93% to 8.14%      8.1% to 9.54%
       3,763,068               --          1,842,883            566,204          869,958            326,660          4,880,998
$11.73 to $12.66              $--   $12.16 to $54.11   $11.43 to $14.13 $13.15 to $13.40   $12.52 to $15.83   $10.44 to $28.26
     $45,683,381              $--        $23,304,488         $6,616,254      $11,601,025         $5,089,682        $55,594,415
           0.00%               --              1.82%              0.00%            0.08%              1.24%              1.06%
    1.90%, 0.75%               --       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.80%, 0.85%       1.90%, 0.75%
  7.64% to 8.89%               --    9.02% to 10.28%   16.37% to 17.07%  9.71% to 10.98%   13.95% to 15.26%   16.29% to 17.64%
              --               --          2,199,215            654,733          214,736            355,502          2,898,825
$10.90 to $11.61 $12.43 to $13.44   $11.14 to $49.06    $9.81 to $12.07 $11.98 to $12.08   $10.86 to $13.70    $8.86 to $24.02
             $--              $--        $24,920,622         $6,526,173       $2,589,178         $4,832,036        $27,135,338
           0.00%            0.00%              2.06%              0.00%            0.74%              1.63%              1.74%
    1.90%, 0.75%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 0.75%
 28.3% to 29.78% 27.76% to 29.23%   24.99% to 26.43%   30.66% to 31.45% 16.56% to 17.20%   29.65% to 31.15%   29.73% to 31.23%
              --               --          2,529,577            840,951               --            385,432          2,127,033
             $--              $--      $8.9 to $9.01      $7.5 to $7.59              $--    $8.26 to $10.50     $6.74 to $7.23
             $--              $--        $22,755,627         $6,366,923              $--         $4,009,352        $15,263,469
              --               --              2.39%              0.00%               --              2.54%              1.76%
              --               --       1.80%, 1.40%       1.80%, 1.40%               --       1.80%, 0.85%       1.80%, 0.85%
              --               -- -20.43% to -20.11% -31.84% to -31.57%               -- -19.94% to -19.18% -20.02% to -19.25%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                TEMPLETON DEVELOPING       FIDELITY           FIDELITY
                                                 MARKETS SECURITIES  GROWTH OPPORTUNITIES   EQUITY INCOME
                                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                -------------------- -------------------- -----------------
2006
Units..........................................          2,629,249              23,148              549,152
Unit Fair Value, Lowest to Highest (1).........   $12.75 to $20.53               $9.71     $15.41 to $65.81
Net Assets.....................................        $48,883,729            $224,683           $9,156,792
Investment Income Ratio to Net Assets (2)......              1.13%               0.91%                3.01%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............   25.69% to 26.44%               3.99%     17.68% to 18.38%
2005
Units..........................................          3,488,075              37,228              639,119
Unit Fair Value, Lowest to Highest (1).........   $10.15 to $16.21      $9.33 to $9.33     $13.08 to $55.59
Net Assets.....................................        $52,192,308            $347,477           $8,889,375
Investment Income Ratio to Net Assets (2)......              1.28%               0.99%                1.50%
Expenses as a Percent of Average Net Assets (3)         1.9%, 1.3%               1.40%           1.9%, 1.3%
Total Return, Lowest to Highest (4)............   25.04% to 25.79%               7.38%       3.59% to 4.21%
2004
Units..........................................          3,465,025              52,541              703,824
Unit Fair Value, Lowest to Highest (1).........    $8.12 to $12.86               $8.69     $12.61 to $53.35
Net Assets.....................................        $42,862,966            $456,684           $9,118,491
Investment Income Ratio to Net Assets (2)......              1.80%               0.58%                1.71%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............    22.36% to 23.1%               5.70%       9.13% to 9.79%
2003
Units..........................................          3,014,050              65,087              596,776
Unit Fair Value, Lowest to Highest (1).........    $6.63 to $10.45               $8.22     $11.55 to $48.59
Net Assets.....................................        $31,239,919            $535,242           $6,958,046
Investment Income Ratio to Net Assets (2)......              1.21%               0.83%                1.46%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............   50.12% to 51.02%              28.07%     27.58% to 28.35%
2002
Units..........................................          2,284,363              74,740              459,992
Unit Fair Value, Lowest to Highest (1).........     $6.82 to $6.89               $0.06       $9.04 to $9.14
Net Assets.....................................        $15,688,269            $479,918           $4,185,380
Investment Income Ratio to Net Assets (2)......              1.55%               1.17%                1.32%
Expenses as a Percent of Average Net Assets (3)       1.80%, 1.40%               1.40%         1.80%, 1.40%
Total Return, Lowest to Highest (4)............   -1.93% to -1.54%             -22.93%    -18.63% to -18.3%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     PIMCO            PIMCO        PIMCO STOCKSPLUS        PIMCO        AMERICAN FUNDS
  HIGH YIELD       LOW DURATION    GROWTH & INCOME   TOTAL RETURN BOND  GLOBAL GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------ ----------------- ----------------
       1,027,968          786,353            138,195        1,708,329            12,186
$13.61 to $14.33 $11.95 to $12.53   $10.13 to $15.24 $13.39 to $13.70  $24.68 to $27.58
     $14,434,061       $9,702,832         $1,454,878      $23,287,170          $325,343
           6.97%            4.18%              4.90%            4.40%             0.00%
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%      1.90%, 0.75%
  7.06% to 7.70%   2.03% to 2.64%   12.74% to 13.42%   2.00% to 2.41%  18.17% to 19.53%
         910,444          863,341            154,607        2,134,374                --
$12.71 to $13.31 $11.71 to $12.21    $8.97 to $13.44 $13.13 to $13.38               $--
     $11,879,844      $10,399,997         $1,430,485      $28,433,489               $--
           6.41%            2.75%              2.26%            3.37%                --
      1.9%, 1.3%       1.9%, 1.3%         1.9%, 1.3%       1.8%, 1.4%                --
  2.17% to 2.78% -0.88% to -0.29%     1.55% to 2.16%   0.63% to 1.03%                --
         332,838          966,209            176,526        2,624,882                --
$12.44 to $12.95 $11.82 to $12.24    $8.83 to $13.15 $13.04 to $13.24               $--
      $4,215,670      $11,692,980         $1,585,771      $34,640,594               $--
           7.15%            1.58%              1.76%            3.44%                --
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%                --
   7.5% to 8.14%  -0.09% to 0.52%     8.72% to 9.38%   2.97% to 3.39%                --
         406,399        1,080,533            150,319        2,785,578                --
$11.57 to $11.97 $11.83 to $12.18    $8.11 to $12.03 $12.67 to $12.81               $--
      $4,768,549      $13,038,249         $1,229,167      $35,590,216               $--
           6.14%            1.86%              2.20%            3.43%                --
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%                --
20.62% to 21.35%   0.42% to 1.03%    27.93% to 28.7%    3.18% to 3.6%                --
         103,967          848,860            144,287        2,976,342                --
  $9.63 to $9.70 $11.90 to $11.98     $6.34 to $6.38 $12.28 to $12.36               $--
      $1,007,116      $10,156,338           $917,397      $36,736,533               $--
           8.03%            3.31%              3.10%            4.14%                --
    1.80%, 1.40%     1.80%, 1.40%       1.80%, 1.40%     1.80%, 1.40%                --
-2.56% to -2.95%   5.57% to 5.15% -21.33% to -21.65%   7.57% to 7.14%                --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

    FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                       AND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company

We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on January 1, 2004.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 13, 2007

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                   2006       2005
                                                                 -------    -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,093 and $2,357,
     respectively)............................................   $ 2,084    $ 2,348
  Equity securities available-for-sale, at estimated fair
     value (cost: $1 and $1, respectively)....................         1          1
  Mortgage loans on real estate...............................        90         65
  Policy loans................................................        28         28
  Real estate joint ventures held-for-investment..............         2          3
  Other limited partnership interests.........................         2          3
  Short-term investments......................................        83         79
  Other invested assets.......................................        15         28
                                                                 -------    -------
          Total investments...................................     2,305      2,555
Cash and cash equivalents.....................................       117         17
Accrued investment income.....................................        22         24
Premiums and other receivables................................     1,033      1,013
Deferred policy acquisition costs and value of business
  acquired....................................................       632        612
Current income tax receivable.................................        76         --
Other assets..................................................       125        120
Separate account assets.......................................     8,757      7,529
                                                                 -------    -------
          Total assets........................................   $13,067    $11,870
                                                                 =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits......................................   $   288    $   238
  Policyholder account balances...............................     2,543      2,769
  Other policyholder funds....................................        31         22
  Current income tax payable..................................        --          2
  Deferred income tax liability...............................       109         36
  Payables for collateral under securities loaned and other
     transactions.............................................       529        508
  Other liabilities...........................................        63         39
  Separate account liabilities................................     8,757      7,529
                                                                 -------    -------
          Total liabilities...................................    12,320     11,143
                                                                 -------    -------

CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........         6          6
Additional paid-in capital....................................       586        586
Retained earnings.............................................       158        139
Accumulated other comprehensive income (loss).................        (3)        (4)
                                                                 -------    -------
          Total stockholder's equity..........................       747        727
                                                                 -------    -------
          Total liabilities and stockholder's equity..........   $13,067    $11,870
                                                                 =======    =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 65   $122   $ 19
Universal life and investment-type product policy fees.......   143    115    107
Net investment income........................................   106    114    134
Other revenues...............................................    62     61     71
Net investment gains (losses)................................   (30)    (6)    36
                                                               ----   ----   ----
          Total revenues.....................................   346    406    367
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    90    139     30
Interest credited to policyholder account balances...........   114    120    147
Other expenses...............................................   131    103     99
                                                               ----   ----   ----
          Total expenses.....................................   335    362    276
                                                               ----   ----   ----
Income before provision for income tax.......................    11     44     91
(Benefit) provision for income tax...........................    (8)     9     27
                                                               ----   ----   ----
Income before cumulative effect of change in accounting......    19     35     64
Cumulative effect of change in accounting, net of income
  tax........................................................    --     --      1
                                                               ----   ----   ----
Net income...................................................  $ 19   $ 35   $ 65
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                                             ACCUMULATED
                                                    ADDITIONAL                  OTHER
                                           COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                            STOCK     CAPITAL    EARNINGS   INCOME (LOSS)   TOTAL
                                           ------   ----------   --------   -------------   -----


Balance at January 1, 2004...............    $6        $487        $ 39          $ 21        $553
Capital contribution.....................               110                                   110
Sale of subsidiary.......................               (11)                                  (11)
Comprehensive income (loss):
  Net income.............................                            65                        65
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (15)        (15)
                                                                                             ----
  Comprehensive income (loss)............                                                      50
                                             --        ----        ----          ----        ----
Balance at December 31, 2004.............     6         586         104             6         702
Comprehensive income (loss):
  Net income.............................                            35                        35
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (10)        (10)
                                                                                             ----
  Comprehensive income (loss)............                                                      25
                                             --        ----        ----          ----        ----
Balance at December 31, 2005.............     6         586         139            (4)        727
Comprehensive income (loss):
  Net income.............................                            19                        19
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                           1           1
                                                                                             ----
  Comprehensive income (loss)............                                                      20
                                             --        ----        ----          ----        ----
Balance at December 31, 2006.............    $6        $586        $158          $ (3)       $747
                                             ==        ====        ====          ====        ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                            2006      2005      2004
                                                          -------   -------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $    19   $    35   $    65
Adjustments to reconcile net income to net cash provided
  by (used in) operating activities:
     Amortization of premiums and accretion of discounts
       associated with investments, net.................        4         8        12
     (Gains) losses from sales of investments and
       businesses, net..................................       30         6       (36)
     Interest credited to policyholder account
       balances.........................................      114       120       147
     Universal life and investment-type product policy
       fees.............................................     (143)     (115)     (107)
     Change in accrued investment income................        2        (3)        5
     Change in premiums and other receivables...........      (28)      (77)     (413)
     Change in deferred policy acquisition costs, net...      (18)      (29)      (77)
     Change in insurance-related liabilities............       52       125        26
     Change in income tax payable.......................       (6)       30         9
     Change in other assets.............................      120        83        74
     Change in other liabilities........................        1         6       (30)
                                                          -------   -------   -------
Net cash provided by (used in) operating activities.....      147       189      (325)
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    1,435     2,025       990
     Mortgage loans on real estate......................       32        67       137
     Real estate joint ventures.........................        1         2         1
  Purchases of:
     Fixed maturity securities..........................   (1,162)   (2,245)   (1,029)
     Mortgage loans on real estate......................      (58)       --       (41)
  Net change in short-term investments..................       (4)       24       116
  Proceeds from sales of businesses.....................       --        --        20
  Net change in other invested assets...................        1        (6)       (1)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....      245      (133)      193
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,421     1,355     1,811
     Withdrawals........................................   (1,733)   (1,589)   (1,864)
  Net change in payables for collateral under securities
     loaned and other transactions and other
     transactions.......................................       20        21       100
  Capital contribution..................................       --        --       110
                                                          -------   -------   -------
Net cash provided by (used in) financing activities.....     (292)     (213)      157
                                                          -------   -------   -------
Change in cash and cash equivalents.....................      100      (157)       25
Cash and cash equivalents, beginning of year............       17       174       149
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $   117   $    17   $   174
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (refunded) during the year for:
     Income taxes.......................................  $    (2)  $   (19)  $    21
                                                          =======   =======   =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          NOTES TO FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company was merged into the Company, its parent.

     On October 1, 2004, a subsidiary of the Company, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the statements of income was $2 million for the year ended December 31, 2004.

     The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 48 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiaries. As of December 31, 2006, the Company is no longer issuing consolidated financial statements due to the merger of its subsidiary MLIICCA. Intercompany accounts and transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2006 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

       i) the fair value of investments in the absence of quoted market values;

      ii) investment impairments;

     iii) the recognition of income on certain investments;

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

       iv) the fair value of and accounting for derivatives;

        v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the amortization of value of business acquired ("VOBA");

       vi) the liability for future policyholder benefits;

      vii) accounting for income taxes and the valuation of deferred income tax assets;

     viii) accounting for reinsurance transactions;

       ix) accounting for employee benefit plans; and

        x) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. This interest and dividend income is recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans on real estate based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investments and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of stand-alone derivatives with positive fair values.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment-type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates it's evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company did not control and was deemed not to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2006 and 2005.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the financial statements.

     Derivative Financial Instruments. Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company does not have any fair value hedges.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

     Cash and Cash Equivalents. The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

     Deferred Policy Acquisition Costs and Value of Business Acquired. The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency, and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Sales Inducements. The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

     Goodwill. Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value for goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

     The Company recognized no impairments of goodwill during the years ended December 31, 2006, 2005 and 2004. Goodwill was $33 million as of December 31, 2006 and 2005. During 2004, a disposition of goodwill of less than $1 million is related to the sale of FMLI.

     Liability for Future Policy Benefits and Policyholder Account
Balances. The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitization that may be elected by the contractholder.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risks associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risks associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities from future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 14% less expenses, mortality charges and withdrawals.

     Other Policyholder Funds. Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     Recognition of Insurance Revenue and Related Benefits. Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Other Revenues. Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Income Tax. Effective January 1, 2006, the Company began filing a consolidated Federal income tax return with MetLife's includable affiliates. Prior to 2006, the Company filed a separate U.S. Federal income tax return.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income, exclusive of reversing temporary differences and carryforwards;

    (ii) future reversals of existing taxable temporary differences;

   (iii) taxable income in prior carryback years; and

    (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

     Reinsurance. The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract. Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Separate Accounts. Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

     Employee Benefit Plans. The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate. The Company has no legal obligation for benefits under this plan. Metropolitan Life allocates net periodic expense related to this plan based on the employee population as of the valuation date at the beginning of each year. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2006, 2005 and 2004.

     Litigation Contingencies. The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Other Pronouncements

     Effective November 15, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force, ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements and has provided the required disclosures.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1") as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology related to various guaranteed minimum death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $1 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability under certain variable annuity and life contracts and income tax.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work, the Company expects to recognize a decrease of between $5 million and $6 million in the liability for unrecognized tax benefits, which will be accounted for as a increase to the January 1, 2007 balance of retained earnings.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. The Company estimates that interpretation of SOP 05-1, as of January 1, 2007, will not result in any material cumulative effect on earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will not materially reduce 2007 net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

2.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                                 DECEMBER 31, 2006
                                                ---------------------------------------------------
                                                                  GROSS
                                                 COST OR        UNREALIZED
                                                AMORTIZED    ---------------     ESTIMATED     % OF
                                                   COST      GAIN       LOSS    FAIR VALUE    TOTAL
                                                ---------    ----       ----    ----------    -----
                                                                   (IN MILLIONS)


U.S. corporate securities....................     $  884      $ 4        $10      $  878       42.1%
Residential mortgage-backed securities.......        479        4          3         480       23.0
Foreign corporate securities.................        104       --          1         103        5.0
U.S. Treasury/agency securities..............        231       --          1         230       11.0
Commercial mortgage-backed securities........        281        1          5         277       13.3
Asset-backed securities......................         96       --         --          96        4.6
Foreign government securities................         14        2         --          16        0.8
State and political subdivision securities...          4       --         --           4        0.2
                                                  ------      ---        ---      ------      -----
  Total fixed maturities.....................     $2,093      $11        $20      $2,084      100.0%
                                                  ======      ===        ===      ======      =====
Common stocks................................     $    1      $--        $--      $    1      100.0%
                                                  ------      ---        ---      ------      -----
  Total equity securities....................     $    1      $--        $--      $    1      100.0%
                                                  ======      ===        ===      ======      =====





                                                                DECEMBER 31, 2005
                                               ---------------------------------------------------
                                                                 GROSS
                                                COST OR        UNREALIZED
                                               AMORTIZED    ---------------     ESTIMATED     % OF
                                                  COST      GAIN       LOSS    FAIR VALUE    TOTAL
                                               ---------    ----       ----    ----------    -----
                                                                  (IN MILLIONS)


U.S. corporate securities....................    $  932      $ 6        $11      $  927       39.5%
Residential mortgage-backed securities.......       582        3          5         580       24.7
Foreign corporate securities.................       175        2          2         175        7.5
U.S. Treasury/agency securities..............       153        1         --         154        6.5
Commercial mortgage-backed securities........       297       --          6         291       12.4
Asset-backed securities......................       174        1          1         174        7.4
Foreign government securities................        40        4          1          43        1.8
State and political subdivision securities...         4       --         --           4        0.2
                                                 ------      ---        ---      ------      -----
  Total fixed maturities.....................    $2,357      $17        $26      $2,348      100.0%
                                                 ======      ===        ===      ======      =====
Common stocks................................    $    1      $--        $--      $    1      100.0%
                                                 ------      ---        ---      ------      -----
  Total equity securities....................    $    1      $--        $--      $    1      100.0%
                                                 ======      ===        ===      ======      =====



     The Company held foreign currency derivatives with notional amounts of $8 million and $4 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $104 million and $128 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $2 million and $4 million at December 31, 2006 and December 31, 2005, respectively. There were no non-income producing fixed maturity securities at December 31, 2006 and less than $1 million at December 31, 2005. There were no unrealized gains (losses) associated with non-income producing fixed maturity securities for the year ended December 31, 2005.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2006                     2005
                                            ----------------------   ----------------------
                                             COST OR                  COST OR
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)


Due in one year or less...................    $   72      $   71       $  121      $  121
Due after one year through five years.....       537         534          605         601
Due after five years through ten years....       431         430          407         407
Due after ten years.......................       197         196          171         174
                                              ------      ------       ------      ------
  Subtotal................................     1,237       1,231        1,304       1,303
Mortgage-backed and other asset-backed
  securities..............................       856         853        1,053       1,045
                                              ------      ------       ------      ------
  Total fixed maturities..................    $2,093      $2,084       $2,357      $2,348
                                              ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                        2006       2005      2004
                                                       ------     ------     ----
                                                              (IN MILLIONS)


Proceeds...........................................    $1,051     $1,645     $353
Gross investment gains.............................    $    4     $    2     $ 34
Gross investment losses............................    $  (21)    $  (19)    $ (5)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                               DECEMBER 31, 2006
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........     $367         $ 3         $261         $ 7        $  628        $10
Residential mortgage-backed
  securities.....................       99           1          114           2           213          3
Foreign corporate securities.....       50           1           20          --            70          1
U.S. Treasury/agency securities..      162           1            3          --           165          1
Commercial mortgage-backed
  securities.....................       96           1          141           4           237          5
Asset-backed securities..........       20          --            7          --            27         --
State and political subdivision
  securities.....................       --          --            4          --             4         --
                                      ----         ---         ----         ---        ------        ---
  Total fixed maturities.........     $794         $ 7         $550         $13        $1,344        $20
                                      ====         ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.......      179                      124                       303
                                      ====                     ====                    ======





                                                               DECEMBER 31, 2005
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........    $  483        $ 9         $ 87         $ 2        $  570        $11
Residential mortgage-backed
  securities.....................       363          4           41           1           404          5
Foreign corporate securities.....        95          1           24           1           119          2
U.S. Treasury/agency securities..        83         --           --          --            83         --
Commercial mortgage-backed
  securities.....................       254          5           30           1           284          6
Asset-backed securities..........        86          1            6          --            92          1
Foreign government securities....         6          1           --          --             6          1
State and political subdivision
  securities.....................         4         --           --          --             4         --
                                     ------        ---         ----         ---        ------        ---
  Total fixed maturities.........    $1,374        $21         $188         $ 5        $1,562        $26
                                     ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.......       220                      58                       278
                                     ======                    ====                    ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                              DECEMBER 31, 2006
                                        ------------------------------------------------------------
                                         COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                               COST                 LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................    $  695      $--       $ 5        $--       136        --
Six months or greater but less than
  nine months.........................        41       --         1         --        21        --
Nine months or greater but less than
  twelve months.......................        65       --         1         --        22        --
Twelve months or greater..............       563       --        13         --       124        --
                                          ------      ---       ---        ---       ---        --
  Total...............................    $1,364      $--       $20        $--       303        --
                                          ======      ===       ===        ===       ===        ==





                                                              DECEMBER 31, 2005
                                        ------------------------------------------------------------
                                         COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                               COST                 LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................    $1,128      $ 2       $14        $ 1       181         1
Six months or greater but less than
  nine months.........................        86       --         2         --         1        --
Nine months or greater but less than
  twelve months.......................       179       --         4         --        37        --
Twelve months or greater..............       193       --         5         --        58        --
                                          ------      ---       ---        ---       ---        --
  Total...............................    $1,586      $ 2       $25        $ 1       277         1
                                          ======      ===       ===        ===       ===        ==



     At December 31, 2006 and 2005, there were $20 million and $25 million, respectively, of unrealized loss related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 1% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost. At December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. All of the losses were in an unrealized loss position of less than six months.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     At December 31, 2006 and 2005, the Company had $20 million and $26 million, respectively, of gross unrealized loss related to its fixed maturity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporates...........................................      50%      42%
  Residential mortgage-backed...............................      15       19
  Commercial mortgage-backed................................      25       23
  U.S. Treasury/agency securities...........................       5       --
  Foreign corporates........................................       5        8
  Other.....................................................      --        8
                                                                 ---      ---
     Total..................................................     100%     100%
                                                                 ===      ===
INDUSTRY:
  Mortgage-backed...........................................      40%      42%
  Industrial................................................      31       27
  Government................................................       5        3
  Finance...................................................      12        8
  Utility...................................................      11        9
  Other.....................................................       1       11
                                                                 ---      ---
     Total..................................................     100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $515 million and $487 million and an estimated fair value of $511 million and $488 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $529 million and $508 million at December 31, 2006 and 2005, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's balance sheets, and statements of cash flows and the income and expenses associated with the program are reported in net investment income as invested income and investment expenses, respectively.

ASSETS ON DEPOSIT

     The Company had fixed maturity securities on deposit with regulatory agencies with a fair market value of $13 million and $6 million at December 31, 2006 and 2005, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             DECEMBER 31,
                                                 -----------------------------------
                                                       2006               2005
                                                 ----------------   ----------------
                                                 AMOUNT   PERCENT   AMOUNT   PERCENT
                                                 ------   -------   ------   -------
                                                            (IN MILLIONS)


Commercial mortgage loans......................    $47       52%      $65      100%
Agricultural mortgage loans....................     43       48        --       --
                                                   ---      ---       ---      ---
  Total........................................     90      100%       65      100%
                                                            ===                ===
Less: Valuation allowances.....................     --                 --
                                                   ---                ---
  Mortgage loans on real estate................    $90                $65
                                                   ===                ===



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2006, 19%, 17% and 14% of the value of the Company's mortgage loans on real estate were located in Texas, District of Columbia and Alabama, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance at January 1,...............................      $--       $ 1       $ 1
Additions...........................................       --        --         1
Deductions..........................................       --        (1)       (1)
                                                          ---       ---       ---
Balance at December 31,.............................      $--       $--       $ 1
                                                          ===       ===       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company had no impaired loans at December 31, 2006. The Company's average investment in impaired loans was insignificant at December 31, 2005. The average investment in impaired mortgage loans on real estate was $1 million at December 31, 2004. The Company did not recognize interest income on impaired loans for the years ended December 31, 2006 and 2005. Interest income on impaired loans was $1 million for the year ended December 31, 2004.

REAL ESTATE JOINT VENTURES

     Real estate joint ventures held-for-investment at December 31, 2006 and 2005 were $2 million and $3 million, respectively.

     At December 31, 2006, all of the Company's real estate consisted of office buildings located in Illinois.

NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Fixed maturity securities..........................     $119      $114      $111
Mortgage loans on real estate......................        5         9        20
Policy loans.......................................        2         3         2
Other limited partnership interests................        1        --        --
Cash, cash equivalents and short-term investments..        7         6         7
                                                        ----      ----      ----
  Total............................................      134       132       140
Less: Investment expenses..........................       28        18         6
                                                        ----      ----      ----
  Net investment income............................     $106      $114      $134
                                                        ====      ====      ====



     The Company received affiliated investment income of $3 million for both of the years ended December 31, 2006 and 2005, and $5 million for the year ended December 31, 2004.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Fixed maturities securities.........................     $(17)     $(17)      $27
Mortgage loans on real estate.......................       --         1        10
Other limited partnership interests.................       (1)       --        --
Derivatives.........................................      (12)       10        (1)
                                                         ----      ----       ---
  Net investment gains (losses).....................     $(30)     $ (6)      $36
                                                         ====      ====       ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of $(8) million, ($1) million and $22 million, respectively, are included in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses) were insignificant for both the years ended December 31, 2006 and 2005. For the year ended December 31, 2004, the Company recorded losses of $2 million from fixed maturity and equity securities deemed other-than-temporarily impaired which were included within net investment gains (losses).

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Fixed maturities securities.........................      $(9)      $(9)      $16
Amounts allocated from DAC and VOBA.................        4         3        (7)
Deferred income tax.................................        2         2        (3)
                                                          ---       ---       ---
  Net unrealized investment gains (losses)..........      $(3)      $(4)      $ 6
                                                          ===       ===       ===



     The changes in net unrealized investment gains (losses) are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance, January 1,.................................      $(4)     $  6      $ 21
Unrealized investment gains (losses) during the
  year..............................................       --       (25)      (54)
Unrealized investment gains (losses) of subsidiaries
  at date of sale...................................       --        --         2
Unrealized investment gains (losses) allocated from
  DAC and VOBA......................................        1        10        29
Deferred income tax.................................       --         5         8
                                                          ---      ----      ----
Balance, December 31,...............................      $(3)     $ (4)     $  6
                                                          ===      ====      ====
Net change in unrealized investment gains (losses)..      $ 1      $(10)     $(15)
                                                          ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                      CURRENT MARKET OR                 CURRENT MARKET OR
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)


Interest rate swaps....................   $    2      $--        $--        $    2      $--        $--
Interest rate floors...................    2,460       15         --         2,460       28         --
Financial futures......................       --       --         --            86       --          1
Foreign currency swaps.................        8       --         --             4       --         --
Financial forwards.....................       --       --          1            --       --         --
Credit default swaps...................       30       --         --            30       --         --
                                          ------      ---        ---        ------      ---        ---
  Total................................   $2,500      $15        $ 1        $2,582      $28        $ 1
                                          ======      ===        ===        ======      ===        ===



     The above table does not include notional values for equity variance swaps. The Company owned 2,500 equity variance swaps at both December 31, 2006 and 2005. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                 REMAINING LIFE
                                           ----------------------------------------------------------
                                                          AFTER ONE   AFTER FIVE
                                                            YEAR         YEARS
                                           ONE YEAR OR     THROUGH      THROUGH    AFTER TEN
                                               LESS      FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                           -----------   ----------   ----------   ---------   ------
                                                                  (IN MILLIONS)


Interest rate swaps......................      $--           $--        $    2        $--      $    2
Interest rate floors.....................       --            --         2,460         --       2,460
Foreign currency swaps...................       --            --            --          8           8
Credit default swaps.....................       --            30            --         --          30
                                               ---           ---        ------        ---      ------
  Total..................................      $--           $30        $2,462        $ 8      $2,500
                                               ===           ===        ======        ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Interest rate floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                               (DOLLARS IN MILLIONS)


Cash flow..............................   $    8      $--        $--        $   --      $--        $--
Nonqualifying..........................    2,492       15          1         2,582       28          1
                                          ------      ---        ---        ------      ---        ---
  Total................................   $2,500      $15        $ 1        $2,582      $28        $ 1
                                          ======      ===        ===        ======      ===        ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2006. For the years ended December 31, 2005 and 2004, respectively, the Company recognized $1 million and ($1) million net investment income (expense) from non-qualifying hedge settlement payments.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not have any fair value hedges during the years ended December 31, 2006, 2005 and 2004.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133 foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company had no cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     There was an insignificant amount which relates to the components of other comprehensive income (loss), before income tax, related to cash flow hedges for the year ended December 31, 2006. There were insignificant amounts of gains (losses) deferred in other comprehensive income (loss) on the effective portion of the cash flow hedges.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased floors and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) credit default swaps to diversify credit risk exposure to certain portfolios; (v) equity variance swaps to economically hedge liabilities: and
(vii) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($12) million, $10 million and ($4) million, respectively, related to derivatives that do not qualify for hedge accounting.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company has exchange traded futures, which require the pledging of collateral. The Company pledged collateral of $3 million both at December 31, 2006 and 2005 which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)


Balance at January 1, 2004.............................  $334   $175    $509
  Capitalizations......................................   126     --     126
                                                         ----   ----    ----
          Total........................................   460    175     635
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................     2      3       5
     Unrealized investment gains (losses)..............   (15)   (14)    (29)
     Other expenses....................................    41      3      44
                                                         ----   ----    ----
          Total amortization...........................    28     (8)     20
                                                         ----   ----    ----
  Less: Dispositions and other.........................    41     (1)    (42)
                                                         ----   ----    ----
Balance at December 31, 2004...........................   391    182     573
  Capitalizations......................................    66     --      66
                                                         ----   ----    ----
          Total........................................   457    182     639
                                                         ----   ----    ----
  Less: Amortization related to:
     Unrealized investment gains (losses)..............    (4)    (6)    (10)
     Other expenses....................................    12     25      37
                                                         ----   ----    ----
          Total amortization...........................     8     19      27
                                                         ----   ----    ----
Balance at December 31, 2005...........................   449    163     612
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
          Total........................................   529    163     692
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    (3)    (3)     (6)
     Unrealized investment gains (losses)..............    --     (1)     (1)
     Other expenses....................................    84    (17)     67
                                                         ----   ----    ----
          Total amortization...........................    81    (21)     60
                                                         ----   ----    ----
Balance at December 31, 2006...........................  $448   $184    $632
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2007, $17 million in 2008, $17 million in 2009, $15 million in 2010 and $15 million in 2011.

     Amortization of VOBA and DAC is related to; (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5.  INSURANCE

SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance at January 1,...............................     $ 75       $59      $ 50
Capitalization......................................       19        19        25
Amortization........................................      (14)       (3)       (5)
Dispositions........................................       --        --       (11)
                                                         ----       ---      ----
Balance at December 31,.............................     $ 80       $75      $ 59
                                                         ====       ===      ====



SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $8,757 million and $7,529 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $93 million and $88 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

COMMITMENTS

COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $8 million at December 31, 2006. The Company did not have unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:


                                                             AT DECEMBER 31,
                                     ---------------------------------------------------------------
                                                  2006                             2005
                                     ------------------------------   ------------------------------
                                         IN THE             AT            IN THE             AT
                                     EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                     --------------   -------------   --------------   -------------
                                                              (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value.............       $1,941              N/A          $1,333              N/A
Net amount at risk(2)..............           $1(3)           N/A              $1(3)           N/A
Average attained age of
  contractholders..................     65 years              N/A        64 years              N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value.............       $8,072           $5,157          $7,451           $4,414
Net amount at risk(2)..............         $151(3)           $18(4)         $160(3)           $30(4)
Average attained age of
  contractholders..................     65 years         61 years        64 years         60 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     The Company has guaranteed death and annuitization benefits liabilities on its annuity contracts of $24 million and $17 million at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2006 and 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Mutual Fund Groupings
  Equity..................................................  $7,550   $6,247
  Bond....................................................     499      532
  Balanced................................................     454      439
  Money Market............................................     107       67
  Specialty...............................................      93       84
                                                            ------   ------
     Total................................................  $8,703   $7,369
                                                            ======   ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as with specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statement of income are presented net of reinsurance ceded. The information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Direct premiums earned..............................      $65      $122       $20
Reinsurance ceded...................................       --        --        (1)
                                                          ---      ----       ---
Net premiums earned.................................      $65      $122       $19
                                                          ===      ====       ===
Reinsurance recoveries netted against policyholder
  benefits and claims...............................      $--      $ --       $ 3
                                                          ===      ====       ===



     Reinsurance recoverables, included in premiums and other receivables, were $1,018 million and $921 million at December 31, 2006 and 2005. Ceded fees, included in universal life and investment-type product policy fees were $34 million, $28 million and $20 million for the years ended December 31, 2006, 2005 and 2004, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7.  INCOME TAX

     The (benefit) provision for income tax is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Current:
  Federal...........................................     $(81)      $4        $(6)
Deferred:
  Federal...........................................       73        5         33
                                                         ----       --        ---
(Benefit) provision for income tax..................     $ (8)      $9        $27
                                                         ====       ==        ===



     The reconciliation of the income tax (benefit) provision at the U.S. statutory rate to the provision for income tax is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Tax provision at U.S. statutory rate..................   $ 4       $15       $32
Tax effect of:
  Tax exempt investment income........................    (9)       (6)       (5)
  Prior year taxes....................................    (3)       --        --
                                                         ---       ---       ---
(Benefit) provision for income tax....................   $(8)      $ 9       $27
                                                         ===       ===       ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consist of the following:


                                                              DECEMBER 31,
                                                              ------------
                                                               2006   2005
                                                              -----   ----
                                                                   (IN
                                                                MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables..................  $  89   $ 89
  Net operating loss carryforwards..........................     --     53
  Capital loss carryforwards................................     --     16
  Tax credit carryforwards..................................      2      2
  Intangibles...............................................      2      2
  Net unrealized investment losses..........................      2      2
  Other.....................................................      2      2
                                                              -----   ----
                                                                 97    166
                                                              -----   ----
Deferred income tax liabilities:
  Investments...............................................     10     12
  DAC.......................................................    196    190
                                                              -----   ----
                                                                206    202
                                                              -----   ----
Net deferred income tax liability...........................  $(109)  $(36)
                                                              =====   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company had capital loss carryforwards of $44 million and net operating loss carryforwards of $152 million at December 31, 2005. These capital and net operating loss carryforwards were utilized in 2006.

     The Company joined MetLife's includable affiliates in filing a consolidated federal income tax return in 2006. The Company participates in a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amount due from affiliates is $82 million in 2006.

     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     All years through and including 2002 are closed and no longer subject to Internal Revenue Service ("IRS") audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

8. CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that Metropolitan Life's resolution of this matter will not adversely affect its business. MetLife and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida, and Ohio, seeking, among other things, information and documents regarding contingent commission payments to brokers, MetLife's and/or its subsidiaries awareness of any "sham" bids for business, bids and quotes that MetLife and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. MetLife and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. MetLife and/or subsidiaries continue to cooperate fully with these inquiries and is responding to the subpoenas and other discovery requests.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Summary

     Various litigation claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, Company maintained a liability of $12 million and a related asset for premium tax offsets of $400 thousand for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2006 and 2005, the Company also held a receivable of $10 million, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. The Company also indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at December 31, 2006 and 2005 for indemnities, guarantees and commitments were insignificant.

9.  EQUITY

DIVIDEND RESTRICTIONS

     Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding year (excluding realized investment gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2007 without prior approval of the insurance commissioner.

STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

     Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income (loss) of the Company, as filed with the Department, was $116 million, $5 million and ($168) million, for the years ended December 31, 2006, 2005 and 2004, respectively; statutory capital and surplus, as filed, was $284 million and $176 million at December 31, 2006 and 2005, respectively. Due to the merger on November 9, 2006 of MLIICCA with the Company, the 2005 statutory net income and statutory capital and surplus were restated.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income
(loss) in the current or prior year:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Holding losses on investments arising during the
  year.............................................     $(22)     $(50)     $(39)
Income tax effect of holding losses................        8        17        14
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income...........................       18        16       (28)
  Amortization of premiums and accretion of
     discounts associated with investments.........        4         9        13
  Income tax effect................................       (8)       (9)        5
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts...........        1        10        29
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts...........       --        (3)      (10)
Unrealized investment gains of subsidiary at date
  of sale..........................................       --        --         2
Deferred income tax on unrealized investment gains
  of subsidiary at date of sale....................       --        --        (1)
                                                        ----      ----      ----
Other comprehensive income (loss)..................     $  1      $(10)     $(15)
                                                        ====      ====      ====



10.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                       2006      2005       2004
                                                       ----      ----      -----
                                                             (IN MILLIONS)


Compensation......................................     $  1      $  1      $   1
Commissions.......................................       82        71        115
Amortization of DAC and VOBA......................       61        37         49
Capitalization of DAC.............................      (80)      (66)      (126)
Insurance taxes...................................        3         4          2
Other.............................................       64        56         58
                                                       ----      ----      -----
  Total other expenses............................     $131      $103      $  99
                                                       ====      ====      =====



     The majority of the other category in other expenses consists of affiliated expenses (see Note 12).

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                     NOTIONAL   CARRYING    ESTIMATED
                                                     AMOUNT       VALUE    FAIR VALUE
                                                     --------   --------   ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2006


ASSETS:
  Fixed maturity securities........................      --      $2,084      $2,084
  Equity securities................................      --      $    1      $    1
  Mortgage loans on real estate....................      --      $   90      $   90
  Policy loans.....................................      --      $   28      $   28
  Short-term investments...........................      --      $   83      $   83
  Cash and cash equivalents........................      --      $  117      $  117
  Accrued investment income........................      --      $   22      $   22
  Commitments to fund bank credit facilities.......     $ 8      $   --      $   --
LIABILITIES:
  Policyholder account balances....................      --      $2,406      $2,300
  Payables for collateral under securities loaned
     and other transactions........................      --      $  529      $  529




                                                     NOTIONAL   CARRYING    ESTIMATED
                                                      AMOUNT      VALUE    FAIR VALUE
                                                     --------   --------   ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2005


ASSETS:
  Fixed maturity securities........................     --       $2,348      $2,348
  Equity securities................................     --       $    1      $    1
  Mortgage loans on real estate....................     --       $   65      $   65
  Policy loans.....................................     --       $   28      $   28
  Short-term investments...........................     --       $   79      $   79
  Cash and cash equivalents........................     --       $   17      $   17
  Accrued investment income........................     --       $   24      $   24
LIABILITIES:
  Policyholder account balances....................     --       $2,630      $2,516
  Payables for collateral under securities loaned
     and other transactions........................     --       $  508      $  508


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

12.  RELATED PARTIES

     The Company has entered into a master service agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $12 million, $9 million and $9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $30 million; $24 million and $21 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide and receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


related to these agreements, recorded in other expenses, were $14 million, $15 million and $17 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has due (to)/from amounts with other affiliates for services necessary to conduct its business. The amounts due from affiliates were $1 million and $17 million at December 31, 2006 and 2005, respectively.

     The Company reinsures annuity and supplemental contracts, universal life and traditional life business to various affiliates. The reinsurance recoverables, included in premiums and other receivables, were $1,018 million and $921 million at December 31, 2006 and 2005, respectively. The ceded policy fees included in universal life and investment-type product policy fees were $33 million, $28 million and $20 million for the years ended December 31, 2006, 2005 and 2004, respectively. The Company had ceded benefits, included in policyholder benefits and claims, of $8 million, $11 million and $12 million for the years ended December 31, 2006, 2005, and 2004, respectively.

     As of December 31, 2006 and 2005, respectively, the Company held $77 million and $76 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the balance sheets of the Company. Net investment income from these invested assets was $3 million, $3 million, and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates.......................................     $127       $--      $197
Amortized cost of assets transferred to
  affiliates.......................................     $129       $--      $175
                                                        ----       ---      ----
Net investment gains (losses) recognized on
  transfers........................................     $ (2)      $--      $ 22
                                                        ====       ===      ====
Estimated fair value of assets transferred from
  affiliates.......................................     $ 21       $ 4      $ --
                                                        ====       ===      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005
                                    AND 2004
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 11, 2007

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2006      2005
                                                              -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $15,282 and $14,089,
     respectively)..........................................  $16,134   $15,086
  Equity securities available-for-sale, at estimated fair
     value (cost: $205 and $199, respectively)..............      210       201
  Mortgage loans on real estate.............................      971       896
  Policy loans..............................................    2,664     2,645
  Real estate and real estate joint ventures
     held-for-investment....................................       56        54
  Other limited partnership interests.......................       20        27
  Short-term investments....................................      435       153
  Other invested assets.....................................    4,068     3,391
                                                              -------   -------
          Total investments.................................   24,558    22,453
Cash and cash equivalents...................................      357       268
Accrued investment income...................................      183       169
Premiums and other receivables..............................    3,256     2,762
Deferred policy acquisition costs and value of business
  acquired..................................................    3,388     3,139
Current income tax receivable...............................      168        --
Other assets................................................      339       332
Separate account assets.....................................    2,210     2,783
                                                              -------   -------
          Total assets......................................  $34,459   $31,906
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $10,291   $ 9,539
  Policyholder account balances.............................   10,398     9,880
  Other policyholder funds..................................    2,202     1,903
  Policyholder dividends payable............................      108       106
  Long-term debt............................................    1,258       501
  Junior subordinated debt securities.......................      399       399
  Shares subject to mandatory redemption....................      159       159
  Current income tax payable................................       --        11
  Deferred income tax liability.............................    1,022       696
  Payables for collateral under securities loaned and other
     transactions...........................................    1,642     1,383
  Other liabilities.........................................    1,736     1,683
  Separate account liabilities..............................    2,210     2,783
                                                              -------   -------
          Total liabilities.................................   31,425    29,043
                                                              -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized;
  3,000,000 shares issued and outstanding...................        3         3
Additional paid-in capital..................................    1,839     1,836
Retained earnings...........................................      775       556
Accumulated other comprehensive income......................      417       468
                                                              -------   -------
          Total stockholder's equity........................    3,034     2,863
                                                              -------   -------
          Total liabilities and stockholder's equity........  $34,459   $31,906
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,647   $4,179   $3,713
Universal life and investment-type product policy fees......     226      149      293
Net investment income.......................................   1,302    1,171    1,131
Other revenues..............................................      67       57       43
Net investment gains (losses)...............................     (14)      57       74
                                                              ------   ------   ------
          Total revenues....................................   6,228    5,613    5,254
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,935    3,714    3,203
Interest credited to policyholder account balances..........     405      374      400
Policyholder dividends......................................     170      171      173
Other expenses..............................................   1,361    1,147    1,256
                                                              ------   ------   ------
          Total expenses....................................   5,871    5,406    5,032
                                                              ------   ------   ------
Income from continuing operations before provision for
  income tax................................................     357      207      222
Provision for income tax....................................     125       66       73
                                                              ------   ------   ------
Income from continuing operations...........................     232      141      149
Income from discontinued operations, net of income tax......      --       --        1
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income tax.........................................     232      141      150
Cumulative effect of a change in accounting, net of income
  tax.......................................................      --       --       15
                                                              ------   ------   ------
Net income..................................................  $  232   $  141   $  165
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                                         -----------------------------------------------
                                                                                               FOREIGN         DEFINED
                                                 ADDITIONAL              NET UNREALIZED       CURRENCY         BENEFIT
                            PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT        TRANSLATION         PLAN
                              STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)      ADJUSTMENT       ADJUSTMENT   TOTAL
                            ---------   ------   ----------   --------   --------------      -----------      ----------   ------
Balance at January 1,
 2004.....................     $93        $3       $1,746       $309          $249               $24             $(5)      $2,419
Contribution of preferred
 stock by parent to
 subsidiary and retirement
 thereof..................     (93)                                                                                           (93)
Issuance of shares by
 subsidiary...............                              4                                                                       4
Capital contribution......                             93                                                                      93
Dividends on common
 stock....................                                       (40)                                                         (40)
Dividends on preferred
 stock....................                                        (6)                                                          (6)
Comprehensive income
 (loss):
 Net income...............                                       165                                                          165
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     107                                            107
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        14                           14
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                        (1)          (1)
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                    120
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    285
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2004.....................      --         3        1,843        428           356                38              (6)       2,662
Sale of subsidiary........                              7                                                                       7
Equity transactions of
 majority owned
 subsidiary...............                            (14)                                                                    (14)
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       141                                                          141
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                      75                                             75
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                         3                            3
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         2            2
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                     80
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    221
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2005.....................      --         3        1,836        556           431                41              (4)       2,863
Sale of subsidiary........                             (9)                                                                     (9)
Equity transactions of
 majority owned
 subsidiary...............                             12                                                                      12
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       232                                                          232
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     (62)                                           (62)
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        11                           11
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         1            1
                                                                                                                           ------
   Other comprehensive
     income (loss)........                                                                                                    (50)
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    182
                                                                                                                           ------
 Adoption of SFAS 158, net
   of income tax..........                                                                                        (1)          (1)
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2006.....................     $--        $3       $1,839       $775          $369               $52             $(4)      $3,034
                               ===        ==       ======       ====          ====               ===             ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006      2005      2004
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   232   $   141   $   165
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................        8        12        14
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (13)      (11)      (17)
     (Gains) losses from sales of investments and
       businesses, net......................................       14       (57)      (75)
     Interest credited to policyholder account balances.....      405       374       400
     Universal life and investment-type product policy
       fees.................................................     (226)     (149)     (293)
     Change in premiums and other receivables...............     (511)      (25)      151
     Change in deferred policy acquisition costs, net.......     (306)     (219)     (551)
     Change in insurance-related liabilities................      963       874       722
     Change in income tax receivable/payable................      194       (14)       90
     Change in other assets.................................       87       (93)       14
     Change in other liabilities............................       97        52       173
     Other, net.............................................      (24)       (2)      (16)
                                                              -------   -------   -------
Net cash provided by operating activities...................      920       883       777
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    4,623     5,353     5,411
     Equity securities......................................       68        --        16
     Mortgage loans on real estate..........................       87       194        90
     Real estate and real estate joint ventures.............       --         6        19
     Other limited partnership interests....................        5         2        --
  Purchases of:
     Fixed maturity securities..............................   (6,056)   (6,686)   (6,783)
     Equity securities......................................      (40)      (28)      (29)
     Mortgage loans on real estate..........................     (160)      (38)     (223)
     Real estate and real estate joint ventures.............       (3)       (1)       (2)
     Other limited partnership interests....................       --        --        (1)
  Net change in short-term investments......................     (282)      (67)        4
  Proceeds from sales of businesses, net of cash disposed of
     $5, $0 and $0, respectively............................       71        37        --
  Net change in other invested assets.......................     (705)     (521)     (572)
  Other, net................................................      (50)      (18)      (52)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(2,442)  $(1,767)  $(2,122)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................  $1,446   $1,424   $2,245
     Withdrawals............................................    (828)    (953)  (1,139)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     259      (78)     282
  Long-term debt issued.....................................     850       --        8
  Long-term debt repaid.....................................    (100)      (3)      (4)
  Capital contribution to parent from sales of subsidiaries,
     net....................................................      --        7       --
  Junior subordinated debt securities issued................      --      397       --
  Dividends on preferred stock..............................      --       --       (6)
  Dividends on common stock.................................     (13)     (13)     (40)
  Debt issuance costs.......................................     (13)      (6)      --
  Other, net................................................      10        5        2
                                                              ------   ------   ------
Net cash provided by financing activities...................   1,611      780    1,348
                                                              ------   ------   ------
Change in cash and cash equivalents.........................      89     (104)       3
Cash and cash equivalents, beginning of year................     268      372      369
                                                              ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  357   $  268   $  372
                                                              ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   73   $   48   $   49
                                                              ======   ======   ======
     Income tax.............................................  $   --   $  143   $   36
                                                              ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed......................................  $  321   $   40   $   --
       Less: liabilities disposed...........................     236        3       --
                                                              ------   ------   ------
       Net assets disposed..................................  $   85   $   37   $   --
       Less: cash disposed..................................       5       --       --
                                                              ------   ------   ------
       Business dispositions, net of cash disposed..........  $   80   $   37   $   --
                                                              ======   ======   ======
     Transfer from funds withheld at interest to fixed
      maturity securities...................................  $   --   $   --   $  606
                                                              ======   ======   ======
     Capital contribution from parent.......................  $   --   $   --   $   93
                                                              ======   ======   ======
     Return of capital to parent from sale of subsidiary....  $   (9)  $   --   $   --
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon merged with and into Metropolitan Life. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 16.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2006 and 2005 and 52% in 2004. See Note 12.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures' and partnerships' operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,347 million and $1,200 million at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation. Such reclassifications primarily included $399 million relating to junior subordinated debt securities at both December 31, 2006 and 2005, previously included in long-term debt.

     Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

       (iv) the application of the consolidation rules to certain investments;

        (v) the fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policy benefits;

       (ix) accounting for income taxes and the valuation of deferred tax assets;

        (x) accounting for reinsurance transactions;

       (xi) accounting for employee benefit plans; and

      (xii) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate and real estate joint ventures, other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of funds withheld at interest.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

     Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company may use credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire
                                        13
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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $105 million and $99 million at December 31, 2006 and 2005, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million and $65 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7 million, $7 million and $6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $56 million and $57 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $30 million at both December 31, 2006 and 2005. Related amortization expense was $6 million, $11 million and $8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional
                                        14
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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. Fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 31% and 31% of General American's life insurance in-force, and 56% and 55% of the number of life insurance policies in-force, at December 31, 2006 and 2005, respectively. Participating policies represented approximately 99%, 98% and 92% of gross life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. Total premiums for General American were $299 million, $311 million and $365 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for secondary guarantees relating to certain life policies as follows:

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances ("PAB") relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6% less expenses, mortality charges, and withdrawals.

Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

Income Taxes

     General American joined MetLife's includable affiliates in filing a federal income tax return in 2006. The consolidating companies have executed a tax allocation agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and this agreement provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to the tax allocation agreement, the amount due from affiliates is $238 million in 2006.

     Effective January 1, 2006, the Company began filing a consolidated Federal income tax return with MetLife's includable affiliates. Prior to 2006, the Company filed a separate consolidated U.S. Federal income tax return with its includable subsidiary.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

(i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits--An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r)("SFAS 158"). The obligations and associated expense of these plans require an extensive use of assumptions such as the discount rate, expected return on plan assets and rate of future compensation increases, healthcare cost trend rates as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.
                                        20
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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

         (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

        (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

       (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

        (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

         (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date.

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

         (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

        (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

        (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet an income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In December 2004, the FASB issued FSP No. FAS 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("FSP 109-2"). The American Jobs Creation Act of 2004 ("AJCA") introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS No. 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1 ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policy benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation work, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of between $1 million and $15 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of approximately $4 million, net of income tax, which will be recorded as a reduction to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by less than $1 million, net of income tax.

2.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                                    DECEMBER 31, 2006
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,714     $  153     $ 71     $ 5,796      35.9%
Residential mortgage-backed securities............     3,158         13       33       3,138      19.5
Foreign corporate securities......................     1,890        390       13       2,267      14.1
Foreign government securities.....................     1,576        450        5       2,021      12.5
Commercial mortgage-backed securities.............     1,259         14       14       1,259       7.8
Asset-backed securities...........................       854          4        2         856       5.3
U.S. Treasury/agency securities...................       657          3        5         655       4.1
State and political subdivision securities........        72          1        1          72       0.4
Other fixed maturity securities...................       102         --       32          70       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $15,282     $1,028     $176     $16,134     100.0%
                                                     =======     ======     ====     =======     =====
Non-redeemable preferred stocks...................   $   191     $    4     $  2     $   193      91.9%
Common stocks.....................................        14          3       --          17       8.1
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   205     $    7     $  2     $   210     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
Foreign government securities.....................     1,396        454        1       1,849      12.3
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
U.S. Treasury/agency securities...................       434          3        2         435       2.9
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

     The Company held foreign currency derivatives with notional amounts of $670 million and $575 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $452 million and $416 million at December 31, 2006 and 2005, respectively. These securities had net unrealized gains of $18 million and $20 million at December 31, 2006 and 2005, respectively. There were no non-income producing fixed maturity securities at December 31, 2006. Non-income producing fixed maturity securities were less than $1 million at December 31, 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were insignificant at both December 31, 2006 and 2005.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   326     $   331      $   232     $   234
Due after one year through five years.........     2,052       2,103        1,571       1,617
Due after five years through ten years........     2,649       2,680        2,996       3,078
Due after ten years...........................     4,984       5,767        4,490       5,375
                                                 -------     -------      -------     -------
  Subtotal....................................    10,011      10,881        9,289      10,304
Mortgage-backed and other asset-backed
  securities..................................     5,271       5,253        4,800       4,782
                                                 -------     -------      -------     -------
  Total fixed maturity securities.............   $15,282     $16,134      $14,089     $15,086
                                                 =======     =======      =======     =======

     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $3,989   $5,608   $2,555
Gross investment gains.....................................  $   47   $   99   $   96
Gross investment losses....................................  $  (67)  $  (65)  $  (32)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2006
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $1,397        $19        $1,322        $ 52       $2,719        $ 71
Residential mortgage-backed
  securities.......................      855          7         1,267          26        2,122          33
Foreign corporate securities.......      407          8           139           5          546          13
Foreign government securities......      267          4            31           1          298           5
Commercial mortgage-backed
  securities.......................      319          1           508          13          827          14
Asset-backed securities............      272          1            60           1          332           2
U.S. Treasury/agency securities....      458          4            60           1          518           5
State and political subdivision
  securities.......................       29         --            13           1           42           1
Other fixed maturity securities....       71         32            --          --           71          32
                                      ------        ---        ------        ----       ------        ----
  Total fixed maturity
     securities....................   $4,075        $76        $3,400        $100       $7,475        $176
                                      ======        ===        ======        ====       ======        ====
Equity securities..................   $   49        $ 1        $   16        $  1       $   65        $  2
                                      ======        ===        ======        ====       ======        ====
Total number of securities in an
  unrealized loss position.........      907                      676                    1,583
                                      ======                   ======                   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
Foreign government securities......       87          1           --          --            87           1
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
U.S. Treasury/agency securities....      214          2            1          --           215           2
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturity
     securities....................   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2006
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $3,369      $ 8       $ 58        $2         621         4
Six months or greater but less than nine
  months..................................      184       --          3        --          78        --
Nine months or greater but less than
  twelve months...........................      640       --         14        --         204        --
Twelve months or greater..................    3,516        1        101        --         675         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $7,709      $ 9       $176        $2       1,578         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

     At December 31, 2006 and 2005, $176 million and $148 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. At December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months.

     The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented approximately 6%, or $10 million, of the gross unrealized loss on fixed maturity and equity securities. The Company held no fixed maturity or equity securities with a gross unrealized loss at December 31, 2005 greater than $10 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2006 and 2005, the Company had $178 million and $149 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
SECTOR:
U.S. corporate securities...................................    40%     34%
Residential mortgage-backed securities......................    19      23
Foreign corporate securities................................     7       4
Foreign government securities...............................     3       1
Commercial mortgage-backed securities.......................     8       9
U.S. Treasury/agency securities.............................     3       1
Other.......................................................    20      28
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===
INDUSTRY:
Mortgage-backed.............................................    27%     32%
Industrial..................................................    16       9
Utility.....................................................    13       4
Finance.....................................................    11       4
Government..................................................     6       2
Other.......................................................    27      49
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,566 million and $1,266 million and an estimated fair value of $1,587 million and $1,312 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,640 million and $1,371 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had assets on deposit with regulatory agencies with a fair market value of $1,009 million and $842 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $2,228 million and $1,452 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Commercial mortgage loans............................   $925       95%     $883       98%
Agricultural mortgage loans..........................     46        5        14        2
                                                        ----      ---      ----      ---
  Subtotal...........................................    971      100%      897      100%
                                                                  ===                ===
Less: Valuation allowances...........................     --                  1
                                                        ----               ----
  Mortgage loans on real estate......................   $971               $896
                                                        ====               ====

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2006, 21%, 9% and 8% of the value of the Company's mortgage loans on real estate were located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance at January 1........................................    $ 1       $ 3       $ 2
Additions...................................................     --        --         2
Deductions..................................................     (1)       (2)       (1)
                                                                ---       ---       ---
Balance at December 31......................................    $--       $ 1       $ 3
                                                                ===       ===       ===

     The Company's impaired mortgage loans on real estate with valuation allowances was $6 million for the year ended December 31, 2006. The valuation allowances associated with these mortgages was less than $1 million for the year ended December 31, 2006. There were no impaired mortgage loans on real estate without valuation

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES allowances for the year ended December 31, 2006. The Company did not have impaired mortgage loans on real estate for the year ended December 31, 2005.

     The average investment in impaired loans was $1 million, $3 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively. Interest income on impaired loans was less than $1 million for both the years ended December 31, 2006 and 2005, and $2 million for the year ended December 31, 2004.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Real estate.................................................  $ 68    $ 67
Accumulated depreciation....................................   (14)    (13)
                                                              ----    ----
Net real estate.............................................    54      54
Real estate joint ventures..................................     2      --
                                                              ----    ----
Real estate and real estate joint ventures..................  $ 56    $ 54
                                                              ====    ====

     All of the Company's real estate and real estate joint ventures are classified as held-for-investment. Related depreciation expense was $1 million for each of the years ended December 31, 2006, 2005 and 2004.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2006 and 2005.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        66%     $37        69%
Retail...............................................     2         4%      --         0%
Industrial...........................................    17        30%      17        31%
                                                        ---       ---      ---       ---
     Total...........................................   $56       100%     $54       100%
                                                        ===       ===      ===       ===

     At December 31, 2006, 96% and 4% of the Company's real estate holdings were located in California and Florida, respectively.

FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $3,806 million and $3,316 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities..................................  $  864   $  772   $  700
Equity securities..........................................      16       11       19
Mortgage loans on real estate..............................      63       75       76
Real estate and real estate joint ventures.................      12       11       14
Policy loans...............................................     154      159      159
Other limited partnership interests........................      (1)      (5)      (4)
Cash, cash equivalents and short-term investments..........      17       11        6
Interest on funds held at interest.........................     257      192      225
Other......................................................      16        9      (25)
                                                             ------   ------   ------
  Total investment income..................................   1,398    1,235    1,170
Less: Investment expenses..................................      96       64       39
                                                             ------   ------   ------
  Net investment income....................................  $1,302   $1,171   $1,131
                                                             ======   ======   ======

     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $4 million, less than $1 million and $3 million, respectively, related to fixed maturity securities and short-term investments, is included in the table above.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2006   2005   2004
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Fixed maturity securities...................................  $(27)  $32    $46
Equity securities...........................................     6    --      4
Mortgage loans on real estate...............................     1    10      1
Real estate and real estate joint ventures..................    --     4      2
Other limited partnership interests.........................    --    --     (3)
Derivatives.................................................     8   (15)    31
Other.......................................................    (2)   26     (7)
                                                              ----   ---    ---
  Net investment gains (losses).............................  $(14)  $57    $74
                                                              ====   ===    ===

     There were no affiliated investment gains (losses) for the year ended December 31, 2006. For the years ended December 31, 2005 and 2004, affiliated investment gains (losses) of $29 million and $7 million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million, $2 million and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturity securities...................................   $852     $997     $848
Equity securities...........................................      5        2        6
Derivatives.................................................     (2)      (2)       1
Minority interest...........................................   (159)    (171)    (105)
Other invested assets.......................................    (20)     (39)     (57)
                                                               ----     ----     ----
  Subtotal..................................................    676      787      693
                                                               ----     ----     ----
Amounts allocated from:
  Deferred policy acquisition costs.........................    (27)     (45)     (87)
                                                               ----     ----     ----
Deferred income tax.........................................   (280)    (311)    (250)
                                                               ----     ----     ----
  Subtotal..................................................   (307)    (356)    (337)
                                                               ----     ----     ----
Net unrealized investment gains (losses)....................   $369     $431     $356
                                                               ====     ====     ====

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $431     $356     $249
Unrealized investment gains (losses) during the year........   (111)      94      107
Unrealized gains (losses) relating to:
  DAC and VOBA..............................................     18       42       77
  Deferred income tax.......................................     31      (61)     (77)
                                                               ----     ----     ----
Balance, December 31,.......................................   $369     $431     $356
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $(62)    $ 75     $107
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments, included in fixed maturity securities, was approximately $71 million and $61 million at December 31, 2006 and 2005, respectively. The related net investment income recognized was $9 million, $3 million and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                     DECEMBER 31, 2006
                                                                  ------------------------
                                                                  NOT PRIMARY BENEFICIARY
                                                                  ------------------------
                                                                                 MAXIMUM
                                                                    TOTAL      EXPOSURE TO
                                                                  ASSETS(1)      LOSS(2)
                                                                  ----------   -----------
                                                                       (IN MILLIONS)
    Other limited partnership interests(3)......................    $   14         $ 6
    Other investments(4)........................................     2,754          56
                                                                    ------         ---
      Total.....................................................    $2,768         $62
                                                                    ======         ===

---------------

(1) The assets of the other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

(4) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                        CURRENT MARKET OR                 CURRENT MARKET OR
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Interest rate swaps.......................   $  359     $29         $2         $  377     $38         $ 1
Financial futures.........................      213       2         --             --      --          --
Foreign currency swaps....................       31      --          4             33       1           3
Foreign currency forwards.................      643      20         --            546      --          37
Financial forwards........................       --      --          1             --      --          --
Credit default swaps......................      241      --         --            155      --          --
                                             ------     ---         --         ------     ---         ---
  Total...................................   $1,487     $51         $7         $1,111     $39         $41
                                             ======     ===         ==         ======     ===         ===

     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 4,500 equity variance swaps contracts. Market values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    REMAINING LIFE
                                              ----------------------------------------------------------
                                                            AFTER ONE    AFTER FIVE
                                                               YEAR        YEARS
                                              ONE YEAR OR    THROUGH      THROUGH     AFTER TEN
                                                 LESS       FIVE YEARS   TEN YEARS      YEARS     TOTAL
                                              -----------   ----------   ----------   ---------   ------
                                                                    (IN MILLIONS)
Interest rate swaps.........................     $ 46          $ 71         $ 87        $155      $  359
Financial futures...........................      213            --           --          --         213
Foreign currency swaps......................       --             6           14          11          31
Foreign currency forwards...................      643            --           --          --         643
Credit default swaps........................       --           231           10          --         241
                                                 ----          ----         ----        ----      ------
  Total.....................................     $902          $308         $111        $166      $1,487
                                                 ====          ====         ====        ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair value................................   $    3     $--        $  --       $    5     $ 1         $--
Cash flow.................................        9      --           --           26      --           3
Non-qualifying............................    1,475      51            7        1,080      38          38
                                             ------     ---        -----       ------     ---         ---
  Total...................................   $1,487     $51        $   7       $1,111     $39         $41
                                             ======     ===        =====       ======     ===         ===

     The Company recognized insignificant net investment income (expense) from qualifying settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized net investment gains from non-qualifying settlement payments of $3 million, $11 million, and $18 million for the years ended December 31, 2006, 2005 and 2004, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2006, 2005 and 2004. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2006, 2005 and 2004.

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant amounts in net investment gains (losses), which represent the ineffective portion of all cash flow hedges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     For the year ended December 31, 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. At both December 31, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2004, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was $1 million.

     At December 31, 2006, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps and interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($3) million, ($34) million and ($13) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $57 million and $50 million at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $2 million at December 31, 2006. The amounts recorded and included in net investment gains (losses) during the years ended December 31, 2006, 2005 and 2004 were gains of $7 million, $7 million and $26 million, respectively.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments.

     As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $2 million and $12 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. As of December 31, 2005, the Company had no pledged collateral. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC     VOBA   TOTAL
                                                              ------   ----   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2004..................................  $2,003   $636   $2,639
  Capitalizations...........................................     960     --      960
                                                              ------   ----   ------
          Subtotal..........................................   2,963    636    3,599
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       3      1        4
     Unrealized investment gains (losses)...................      --    (77)     (77)
     Other expenses.........................................     450     41      491
                                                              ------   ----   ------
          Total amortization................................     453    (35)     418
                                                              ------   ----   ------
  Less: Dispositions and other..............................    (107)    23      (84)
                                                              ------   ----   ------
Balance at December 31, 2004................................   2,617    648    3,265
  Capitalizations...........................................     649     --      649
                                                              ------   ----   ------
          Subtotal..........................................   3,266    648    3,914
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................      12      2       14
     Unrealized investment gains (losses)...................     (28)   (14)     (42)
     Other expenses.........................................     652     31      683
                                                              ------   ----   ------
          Total amortization................................     636     19      655
                                                              ------   ----   ------
  Less: Dispositions and other..............................     120     --      120
                                                              ------   ----   ------
Balance at December 31, 2005................................   2,510    629    3,139
  Capitalizations...........................................     761     --      761
                                                              ------   ----   ------
          Subtotal..........................................   3,271    629    3,900
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       2     (2)      --
     Unrealized investment gains (losses)...................      (3)   (15)     (18)
     Other expenses.........................................     570    (15)     555
                                                              ------   ----   ------
          Total amortization................................     569    (32)     537
                                                              ------   ----   ------
  Less: Dispositions and other..............................     (52)    27      (25)
                                                              ------   ----   ------
Balance at December 31, 2006................................  $2,754   $634   $3,388
                                                              ======   ====   ======

     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $32 million in 2007, $35 million in 2008, $34 million in 2009, $32 million in 2010 and $36 million in 2011.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1,.......................................  $134    $134
Dispositions and other, net.................................    (3)     --
                                                              ----    ----
Balance at December 31,.....................................  $131    $134
                                                              ====    ====

6.  INSURANCE

SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,997 million and $2,435 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $213 million and $348 million at December 31, 2006 and 2005, respectively. The average interest rate credited on these contracts was 4.0% for each of the years ended December 31, 2006 and 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $84 million, $113 million and $110 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                               AT DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2006                             2005
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
  General account value..............       N/A               $296           N/A               $299
  Net amount at risk(2)..............       N/A                $53(4)        N/A                $36(4)
  Average attained age of                   N/A           58 years           N/A           58 years
     contractholders.................

                                                              AT DECEMBER 31,
                                             -------------------------------------------------
                                                      2006                      2005
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate
  account).................................    $1,024        N/A           $924        N/A
Net amount at risk(2)......................   $19,066(3)     N/A        $19,900(3)     N/A
Average attained age of policyholders......  56 years        N/A       55 years        N/A

---------------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                            UNIVERSAL AND
                                          ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                      --------------------------   -------------------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A             7              6          N/A         13
Incurred guaranteed benefits........     N/A            --             --          N/A         --
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2006........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................   $16     $11
  Bond......................................................     1       1
  Money market..............................................     3       2
                                                               ---     ---
     Total..................................................   $20     $14
                                                               ===     ===

7.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention strategy remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums............................................  $  415   $  445   $  485
Reinsurance assumed........................................   4,737    4,222    3,648
Reinsurance ceded..........................................    (505)    (488)    (420)
                                                             ------   ------   ------
Net premiums...............................................  $4,647   $4,179   $3,713
                                                             ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims......................................  $   87   $   57   $  177
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reinsurance assumed premium for the years ended December 31, 2006, 2005 and 2004 include $4,735 million, $4,220 million and $3,645 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,137 million and $1,029 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $47 million and $61 million at December 31, 2006 and 2005, respectively.

     Total universal life and investment-type product policy fees include ceded amounts of $149 million, $334 million and $124 million for the years ended December 31, 2006, 2005 and 2004, respectively, of which $103 million, $277 million and $69 million, respectively, are affiliated.

8.  LONG-TERM DEBT

     Long-term debt outstanding is as follows:

                                      INTEREST RATES
                                 ------------------------                 DECEMBER 31,
                                                 WEIGHTED                 -------------
                                     RANGE       AVERAGE     MATURITY      2006    2005
                                 -------------   --------   -----------   ------   ----
                                                                          (IN MILLIONS)
Senior notes...................  6.19% - 6.75%     6.30%    2011 - 2036   $1,050   $300
Fixed rate notes...............  5.76% - 6.47%     5.95%    2007 - 2011      107    101
Surplus notes..................      7.63%         7.63%       2024          100     99
Other notes....................    8% - 12%        9.85%    2009 - 2016        1      1
                                                                          ------   ----
  Total long-term debt.........                                           $1,258   $501
                                                                          ======   ====

     The aggregate maturities of long-term debt as of December 31, 2006 for the next five years are $30 million in 2007, less than $1 million in 2008, less than $1 million in 2009, $50 million in 2010, $228 million in 2011 and $950 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

SENIOR NOTES

     RGA repaid a $100 million 7.25% senior note which matured on April 1, 2006.

     On June 28, 2006, Timberlake Financial L.L.C., ("Timberlake"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036, which is included in the Company's long-term debt. Interest on the notes will accrue at an annual rate of 1-month LIBOR plus a base margin, payable monthly. The notes represent senior, secured indebtedness of Timberlake with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering provide long-term collateral to support Regulation XXX statutory reserves on 1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA. Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the notes until their maturity.

INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $69 million, $48 million and $49 million for the years ended December 31, 2006, 2005 and 2004, respectively and does not include interest expense on junior subordinated debt securities. See Note 9.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

CREDIT FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $668 million as of December 31, 2006. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these facilities as of December 31, 2006 is as follows:

                                                               LETTER OF CREDIT                UNUSED
           BORROWER(S)               EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
---------------------------------  --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
Reinsurance Group of America,
  Inc. ..........................  May 2007           $ 29           $ --           $ 29        $ --
Reinsurance Group of America,
  Inc. ..........................  September 2010      600            315             50         235
Reinsurance Group of America,
  Inc. ..........................  March 2011           39             --             28          11
                                                      ----           ----           ----        ----
Total............................                     $668           $315           $107        $246
                                                      ====           ====           ====        ====

     Letters of Credit. At December 31, 2006, RGA had outstanding $457 million in letters of credit from various banks, of which $315 million were part of committed facilities. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among other things, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth, maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $25 million, or $50 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. The facility fee and interest rate for RGA's credit facilities is based on its senior long-term debt ratings. A decrease in those ratings could result in an increase in costs for the credit facilities. As of December 31, 2006, RGA had $706 million in outstanding borrowings, excluding $850 million of Timberlake notes, under its long-term and junior subordinated debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2006 was $28 million.

9.  JUNIOR SUBORDINATED DEBENTURES

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date. The securities may be redeemed at par in whole or in part beginning on December 15, 2015. In the event the junior subordinated debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these junior subordinated debentures will accrue at an annual rate of three-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Interest compounds during periods of deferral. Issuance costs associated with the offering of the junior subordinated debentures of $6 million have been capitalized, are included in other assets, and will be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized using the effective interest method over the period from the issuance date of the junior subordinated debentures until their scheduled redemption.

     Interest expense on the junior subordinated debentures was $27 million and $2 million for the years ended December 31, 2006 and 2005, respectively.

10. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2006 and 2005.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $(154)    $ 23      $(7)
  Foreign...................................................      41       70        4
                                                               -----     ----      ---
  Subtotal..................................................    (113)      93       (3)
                                                               -----     ----      ---
Deferred:
  Federal...................................................     228      (31)      70
  Foreign...................................................      10        4        6
                                                               -----     ----      ---
  Subtotal..................................................     238      (27)      76
                                                               -----     ----      ---
Provision for income tax....................................   $ 125     $ 66      $73
                                                               =====     ====      ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $125       $72       $78
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............     (2)       (2)       (1)
  Tax-exempt investment income..............................     (2)       (1)       (3)
  State and local income tax................................      1         1         1
  Valuation allowance for carryforward items................     --        (2)       (2)
  Other, net................................................      3        (2)       --
                                                               ----       ---       ---
Provision for income tax....................................   $125       $66       $73
                                                               ====       ===       ===

     General American has been audited by the Internal Revenue Service for the years through and including 2000. Commencing in 2000, the Company was included as part of the overall MetLife examination. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

     RGA's U.S. tax returns have been audited by the relevant taxing authorities for all years through 2002. RGA believes established tax contingency reserves are adequate in relation to the potential for additional assessments. Once established, reserves are adjusted as information becomes available or when an event requiring a change to the reserve occurs. The resolution of tax matters in the future could have an effect on RGA's effective rate.

     Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Employee benefits.........................................  $    35   $   28
  Investments...............................................       27       --
  Loss and credit carryforwards.............................      781      728
  Other.....................................................       71       51
                                                              -------   ------
                                                                  914      807
  Less: Valuation allowance.................................        5        5
                                                              -------   ------
                                                                  909      802
                                                              -------   ------

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax liabilities:
  DAC.......................................................    1,141    1,002
  Liability for future policy benefits......................      486      137
  Investments...............................................       --       39
  Net unrealized investment gains...........................      280      311
  Other.....................................................       24        9
                                                              -------   ------
                                                                1,931    1,498
                                                              -------   ------
Net deferred income tax liability...........................  $(1,022)  $ (696)
                                                              =======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2006 and 2005, a valuation allowance for deferred tax assets of approximately $5 million and $5 million, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, RGA Financial Products Limited, and RGA UK Services Limited. At December 31, 2006, the Company's subsidiaries had net operating loss carryforwards of $2,236 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. In addition, claims have been brought relating to the sale of mutual funds and other products.

     As of December 31, 2006, there were approximately 37 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement, others have been won by dispositive motions, or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (The Paul Revere Life Insurance Company, "Paul Revere") and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration. If arbitration is pursued, the limit of the Company's possible exposure is approximately $2 million.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. As previously reported, in May 2004, the Company received a "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, at the present time, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that Metropolitan Life's resolution of this matter will not adversely affect its business. The Holding Company and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida, and Ohio, seeking, among other things, information and documents regarding contingent commission payments to brokers, the Holding Company's and/or subsidiaries' awareness of any "sham" bids for business, bids and quotes that the Holding Company and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Holding Company and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Holding Company and/or subsidiaries continue to cooperate fully with these inquiries and are responding to the subpoenas and other discovery requests.

Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $5 million, and a related asset for premium tax offsets of $3 million for the undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintains, at December 31, 2006 and 2005, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

LEASES

     Future minimum rental income and minimum gross rental payments relating to lease agreements are as follows:

                                                        RENTAL INCOME   GROSS RENTAL PAYMENTS
                                                        -------------   ---------------------
                                                                    (IN MILLIONS)
2007..................................................       $6                  $9
2008..................................................       $5                  $8
2009..................................................       $2                  $7
2010..................................................       $1                  $7
2011..................................................       $1                  $4
Thereafter............................................       $1                  $9

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $34 million and $32 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next three to five years.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2006 and 2005, respectively.

COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $11 million at December 31, 2006. The Company did not have unfunded commitments related to bank credit facilities at December 31, 2005.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2006, the Company's ownership was approximately 53% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $102 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2006 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  EMPLOYEE BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by Metropolitan Life. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the Plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for employees and retirees through a plan sponsored by Metropolitan Life. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical.

     The Company is allocated both pension and other postretirement expenses from Metropolitan Life associated with benefits provided to its employees and has no legal obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosures below. The Company's share of pension expense was $8 million for each of the years ended December 31, 2006, 2005 and 2004. In addition, the Company's share of postretirement expense was $3 million, $3 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     The Company continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while employed, but are not accruing additional benefits in these plans.

     RGA also sponsors a separate defined benefit pension plan for its eligible employees, as well as a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                             DECEMBER 31, 2006
                                            ----------------------------------------------------
                                                          ADDITIONAL
                                                           MINIMUM
                                                PRE        PENSION     ADOPTION OF      POST
                                             SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                       ADJUSTMENTS   ADJUSTMENT   ADJUSTMENT    ADJUSTMENTS
---------------------                       -----------   ----------   -----------   -----------
                                                               (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost....................................     $(47)          $1           $(3)         $(49)
Other liabilities: Accrued postretirement
  benefit cost............................     $ (7)          $--          $(5)         $(12)
                                                              --           ---
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans...................     $ (7)          $1           $(8)         $(14)
Minority interest.........................                    $--          $ 8
Deferred income tax.......................                    $--          $(1)
                                                              --           ---
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans...................     $ (4)          $1           $(1)         $ (4)
                                                              ==           ===

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                                                       OTHER
                                                                                  POSTRETIREMENT
                                                              PENSION BENEFITS       BENEFITS
                                                              -----------------   ---------------
                                                               2006      2005      2006     2005
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 60      $ 53      $ 10     $  9
  Service cost..............................................      3         2         1        1
  Interest cost.............................................      4         3        --       --
  Change in benefits........................................      5        --        --       --
  Actuarial loss............................................      2         5         1       --
  Benefits paid.............................................     (3)       (3)       --       --
                                                               ----      ----      ----     ----
Benefit obligation at end of year...........................     71        60        12       10
                                                               ----      ----      ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............     16        14        --       --
  Actual return on plan assets..............................      2        --        --       --
  Employer contribution.....................................      7         2        --       --
  Benefits paid.............................................     (3)       --        --       --
                                                               ----      ----      ----     ----
Fair value of plan assets at end of year....................     22        16        --       --
                                                               ----      ----      ----     ----
Funded status at end of year................................   $(49)      (44)     $(12)     (10)
                                                               ====                ====
  Unrecognized net actuarial losses.........................               23                  4
  Unrecognized prior service cost...........................              (20)                --
                                                                         ----               ----
Net amount recognized.......................................             $(41)              $ (6)
                                                                         ====               ====
Components of net amounts recognized:
  Qualified plan accrued benefit cost.......................             $ (2)              $ --
  Non-qualified plan accrued benefit cost...................              (39)                (6)
                                                                         ----               ----
     Total accrued benefit cost.............................              (41)                (6)
  Additional minimum pension liability......................               (7)                --
                                                                         ----               ----
  Net amount recognized.....................................             $(48)              $ (6)
                                                                         ====               ====
Amounts recognized in consolidated balance sheet consist of:
  Other liabilities.........................................   $(49)     $(48)     $(12)    $ (6)
                                                               ----      ----      ----     ----
                                                               $(49)     $(48)     $(12)    $ (6)
                                                               ====      ====      ====     ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................   $ 23      $ --      $  5     $ --
  Prior service credit......................................    (14)       --        --       --
  Additional minimum pension liability......................     --         7        --       --
                                                               ----      ----      ----     ----
                                                                  9         7         5       --
Deferred income tax and minority interest...................     (7)       (2)       (3)      --
                                                               ----      ----      ----     ----
                                                               $  2      $  5      $  2     $ --
                                                               ====      ====      ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans are as follows:

                                    QUALIFIED PLAN      NON-QUALIFIED PLAN          TOTAL
                                    ---------------     -------------------     -------------
                                    2006      2005       2006        2005       2006     2005
                                    -----     -----     -------     -------     ----     ----
                                                          (IN MILLIONS)
Aggregate fair value of plan
  assets..........................   $22       $16       $ --        $ --       $ 22     $ 16
Aggregate projected benefit
  obligation......................    25        22         46          38         71       60
                                     ---       ---       ----        ----       ----     ----
Over (under) funded...............   $(3)      $(6)      $(46)       $(38)      $(49)    $(44)
                                     ===       ===       ====        ====       ====     ====

     The accumulated benefit obligation for all defined benefit pension plans was $61 million and $53 million at December 31, 2006 and 2005, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................   $45     $60
Accumulated benefit obligation..............................   $40     $53
Fair value of plan assets...................................   $--     $16

     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2006 and 2005.

     The components of net periodic benefit cost recognized in net income are as follows:

                                                                            OTHER
                                                                        POSTRETIREMENT
                                                  PENSION BENEFITS         BENEFITS
                                                 ------------------   ------------------
                                                 2006   2005   2004   2006   2005   2004
                                                 ----   ----   ----   ----   ----   ----
                                                              (IN MILLIONS)
Service cost...................................   $3     $2     $2     $1     $1     $1
Interest cost..................................    4      3      3     --     --     --
Expected return on plan assets.................   (2)    (1)    (1)    --     --     --
Amortization net loss..........................    1      1      1     --     --     --
Amortization of prior service credit...........   (2)    (2)    (2)    --     --     --
                                                  --     --     --     --     --     --
  Net periodic benefit cost....................   $4     $3     $3     $1     $1     $1
                                                  ==     ==     ==     ==     ==     ==

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $1 million and $2 million, respectively.

     It is anticipated that no amortization of net actuarial loss will occur from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations are as follows:

                                                                     DECEMBER 31,
                                                             -----------------------------
                                                                                OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   ---------------
                                                             2006   2005    2006     2005
                                                             ----   ----   ------   ------
Weighted average discount rate.............................  5.85%  5.77%   5.75%    5.75%
Rate of compensation increase..............................  4.25%  4.25%    N/A      N/A

     Assumptions used in determining net periodic benefit cost are as follows:

                                                              DECEMBER 31,
                                       ----------------------------------------------------------
                                          PENSION BENEFITS         OTHER POSTRETIREMENT BENEFITS
                                       ----------------------     -------------------------------
                                       2006     2005     2004      2006        2005        2004
                                       ----     ----     ----     -------     -------     -------
Weighted average discount rate.......  5.75%    5.76%    5.46%     5.75%       5.75%       6.50%
Expected rate of return on plan
  assets.............................  8.50%    8.50%    8.50%      N/A         N/A         N/A
Rate of compensation increase........  4.25%    4.25%    4.25%      N/A         N/A         N/A

     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected return on plan assets for use in the plan's valuation in 2007 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated pension benefit obligation and net periodic benefit cost were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2006                     2005
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  10% down to 5% in 2012   11% down to 5% in 2012
Medicare eligible claims.............  10% down to 5% in 2012   11% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                  (IN THOUSANDS)
Effect on total of service and interest cost
  components......................................         $  339                $  (270)
Effect on accumulated postretirement benefit
  obligation......................................         $2,891                $(2,219)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                              TARGET   DECEMBER 31,
                                                              ------   -------------
                                                               2007    2006    2005
                                                              ------   -----   -----
ASSET CATEGORY
Equity securities...........................................    75%      76%     75%
Fixed maturity securities...................................    25%      24%     25%
                                                               ---      ---     ---
  Total.....................................................   100%     100%    100%
                                                               ===      ===     ===

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     In 2007, the Company expects to make contributions of $11 million to its pension plans, which includes $4 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company, and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to use their general assets to pay claims as they come due in lieu of utilizing plan assets. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                                   OTHER
                                                                               POSTRETIREMENT
                                                            PENSION BENEFITS      BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 6              $  --
2011......................................................        $ 6              $  --
2012-2016.................................................        $34              $   2

SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $2 million, $3 million and $3 million to these plans during the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     In December 2004, MetLife contributed to the Company 93,402 Preferred Shares of Equity Intermediary Company ("EIC"), a former subsidiary of the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     Under Missouri Insurance Law, General American is permitted, without prior regulatory clearance to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations (excluding realized investment gains) for the immediately preceding calendar year. General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the years ended December 31, 2006, 2005 and 2004, the Company paid to GenAmerica $13 million, $13 million and $40 million, respectively, in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2006, General American could pay to GenAmerica a stockholder dividend of $222 million without prior approval of the Director in 2007.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $316 million, ($50) million and ($80) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,142 million and $1,677 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................   $(115)    $137     $178
Income tax effect of holding gains (losses).................      38      (61)     (75)
Reclassification adjustments:
  Recognized holding gains (losses) included in current year
     income.................................................      16      (35)     (57)
  Amortization of premiums and accretion of discounts
     associated with investments............................     (12)      (8)     (14)
  Income tax effect.........................................      (1)      21       30
Allocation of holding gains on investments relating to other
  policyholder amounts......................................      18       42       77
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................      (6)     (21)     (32)
                                                               -----     ----     ----
Net unrealized investment gains (losses)....................     (62)      75      107
Foreign currency translation adjustment.....................      11        3       14
Minimum pension liability adjustment........................       1        2       (1)
                                                               -----     ----     ----
Other comprehensive income (loss)...........................   $ (50)    $ 80     $120
                                                               =====     ====     ====

15.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   21   $   39   $   46
Commissions................................................     904      493    1,076
Interest and debt issue cost...............................      96       50       48
Amortization of DAC and VOBA...............................     555      697      495
Capitalization of DAC......................................    (761)    (649)    (960)
Minority interest..........................................     211      164      162
Insurance taxes............................................     239      186      175
Other......................................................      96      167      214
                                                             ------   ------   ------
  Total other expenses.....................................  $1,361   $1,147   $1,256
                                                             ======   ======   ======

16.  ACQUISITIONS AND DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to MetLife. The Company received consideration of $71 million, net of cash sold of $5 million, for Paragon. The amount received below book value was recorded as a return of capital to MetLife of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million, $61 million and $51 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In March, 2005, the Company dissolved its wholly-owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life for consideration of $44 million. The amount received above book value was recorded as a capital contribution from Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     In December 2004, EIC, a wholly-owned subsidiary of the Company, was dissolved. See Note 14.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     The following information presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              -----     -----     ----
                                                                   (IN MILLIONS)
Investment income...........................................  $ --      $ --      $ 2
Investment expense..........................................    --        --       (1)
                                                              -----     -----     ---
  Income from discontinued operations, net of income tax....  $ --      $ --      $ 1
                                                              =====     =====     ===

     There were no real estate investments related to discontinued operations as of December 31, 2006 and 2005.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts related to the Company's financial instruments are as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2006                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $16,134     $16,134
  Equity securities......................................             $   210     $   210
  Mortgage loans on real estate..........................             $   971     $   943
  Policy loans...........................................             $ 2,664     $ 2,664
  Short-term investments.................................             $   435     $   435
  Cash and cash equivalents..............................             $   357     $   357
  Accrued investment income..............................             $   183     $   183
  Mortgage loan commitments..............................    $20      $    --     $    --
  Commitments to fund bank credit facilities.............    $11      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,739     $ 4,999
  Long-term debt.........................................             $ 1,258     $ 1,293
  Junior subordinated debt securities....................             $   399     $   400
  Shares subject to mandatory redemption.................             $   159     $   226
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,642     $ 1,642

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2005                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Accrued investment income..............................             $   169     $   169
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,356     $ 4,727
  Long-term debt.........................................             $   501     $   638
  Junior subordinated debt securities....................             $   399     $   315
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

LONG-TERM DEBT, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt, junior subordinated debt securities, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate swaps, credit default and foreign currency swaps and foreign currency forwards are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with Metropolitan Life, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $55 million, $60 million and $94 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $8 million, $16 million and $24 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $2 million, $10 million and $18 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively. These agreements also allow the Company to be a distributor for other affiliated companies. The other affiliates agree to compensate the Company for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Company received fees for this service of $11 million, $4 million and $2 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide or receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses
(fees) associated with affiliates related to these agreements, included in other expenses, were $31 million, ($13) million and ($12) million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has affiliated receivables and payables with affiliates for services necessary to conduct its business. The amounts due (to)/from the Company were $4 million and ($8) million at December 31, 2006 and 2005, respectively.

     The Company reinsures traditional, universal, and group life business to various affiliates. The amounts reinsured consisted of assumed fees, included in universal life and investment-type product policy fees, of $56 million, $1 million and $2 million, and assumed benefits, included in policyholder benefits and claims, of $86 million, $110 million and $29 million for the years ended December 31, 2006, 2005 and 2004, respectively. Additionally, the Company had ceded premiums of $20 million, $38 million, and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance recoverables, included in premiums and other receivables, were $200 million and $182 million as of December 31, 2006 and 2005, respectively.

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $119 million and $192 million and ceded benefits and related costs of $98 million and $143 million for the years ended December 31, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2006 and 2005 were $1,020 million and $932 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

     On December 23, 2004, the Company dissolved its wholly-owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     At December 31, 2006 and 2005, the Company held $238 million and $0 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. This amount is recorded as a short-term investment on the consolidated balance sheets of the Company. Net investment income from this invested asset was $4 million, less than $1 million and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------    -----    -----
                                                                   (IN MILLIONS)
Estimated fair value of assets transferred to affiliates....  $  --     $536     $198
Amortized cost of assets transferred to affiliates..........     --      501      191
                                                              -----     ----     ----
Net investment gains (losses) recognized on transfers.......  $  --     $ 35     $  7
                                                              =====     ====     ====
Estimated fair value of assets transferred from
  affiliates................................................  $  --     $382     $  7

20.  SUBSEQUENT EVENTS

     On March 9, 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625 percent, payable semiannually. RGA expects to use the net proceeds of the offering to repay $50 million indebtedness under a bank credit facility and for general corporate purposes. RGA repaid $30 million of the bank credit facility debt in March 2007.

PART C
                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Statement of Assets and Liabilities as of December 31, 2006.
     3.  Statement of Operations for the year ended December 31, 2006.
     4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.
     5.  Notes to Financial Statements - December 31, 2006.


The following financial statements of the Company are included in Part B hereof:


     1.  Report of Independent Registered Public Accounting Firm.

     2.  Balance Sheets as of December 31, 2006 and 2005.
     3.  Statements of Income for the years ended December 31, 2006, 2005 and
         2004.
     4. Statements of Shareholder's Equity for the years ended December 31, 2006, 2005 and 2004.
     5. Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
     6.  Notes to Financial Statements.


The following consolidated financial statements of General American Life Insurance Company as Guarantor are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2006 and 2005.
     3. Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2006, 2005 and 2004.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
     6.  Notes to Consolidated Financial Statements.

b.   Exhibits


     1.  (i)   Resolution of the Board of Directors of the Company
               authorizing the establishment of the Variable Account (5)
         (ii)  Amended and restated Resolutions (11)
     2.        Not applicable
     3.  (i)   Form of Principal Underwriter's Agreement (7)
         (ii)  Form of Selling Agreement (2)
         (iii) Principal Underwriter's and Selling Agreement, dated January
               1, 2001, and Amendments (11)
         (iv)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (15)
         (v)   Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)
               (filed herewith)
     4.  (i)   Individual Flexible Purchase Payment Deferred Variable
               Annuity Contract (1)
         (ii)  Death Benefit Rider (1)
         (iii) Rider - Nursing Home Waiver (1)
         (iv)  Death Benefit Endorsements (5)
         (v)   Charitable Remainder Trust Endorsement (5)
         (vi)  Form of Endorsement (Name Change) (7)
     5.        Application for Variable Annuity (2)
     6.  (i)   Copy of Articles of Incorporation of the Company (1)
         (ii)  Copy of the By-Laws of the Company (1)
     7.  (i)   Reinsurance Agreement between MetLife Investors Insurance
               Company and Metropolitan Life Insurance Company (9)
         (ii)  Automatic Reinsurance Agreement between MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd. (9)
         (iii) Contingent Reinsurance Agreement between MetLife Investors
               Insurance Company and General American Life Insurance
               Company (14)
     8.  (i)   Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution
               Company and MetLife Investors Insurance Company dated
               February 12, 2001. And First Amendment to Participation
               Agreement dated September 14, 2001 (9)
         (ii)  Form of Fund Participation Agreement among Putnam Variable
               Trust, Putnam Mutual Funds Corp. and Cova Financial Services
               Life Insurance Company (3)
         (iii) Form of Fund Participation Agreement among AIM Variable
               Insurance Funds, Inc., AIM Distributors, Inc., Cova Financial
               Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (3)
         (iv)  Form of Participation Agreement among Russell Insurance
               Funds, Russell Fund Distributors, Inc. and Cova Financial
               Services Life Insurance Company (3)
         (v)   Participation Agreement among Variable Insurance Products
               Fund, Fidelity Distributors Corporation and Cova Financial
               Services Life Insurance Company. And Participation Agreement among Variable Insurance Products Fund II, Fidelity
               Distributors Corporation and Cova Financial Services Life
               Insurance Company. And Participation Agreement among
               Variable Insurance Products Funds III, Fidelity Distributor
               Corporation and Cova Financial Services Life Insurance
               Company (all dated November 17, 1997) (4)

    (vi) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (5)
    (vii)  Form of Fund Participation Agreement - PIMCO Variable
           Insurance Trust (6)
    (viii) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund (6)
    (ix) Participation Agreement among Metropolitan Series Funds, Inc., Metropolitan Life Insurance Company and Cova Financial
           Services Life Insurance Company (effective September 1, 2000)
           (11)
    (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company
           and MetLife Investors Insurance Company dated July 1, 2004
           (13)
    (xi)   Net Worth Agreement between MetLife, Inc. and MetLife
           Investors Insurance Company (effective December 31, 2002) (14)
    (xii)  Guarantee Agreement (General American Life Insurance
           Company) (16)
    (xiii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Investors Insurance Company effective 4-30-07 (filed herewith)
9.         Opinion and Consent of Counsel (filed herewith)
10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)
11.        Not Applicable
12.        Agreement Governing Contribution (5)
13. (i) Powers of Attorney for MetLife Investors Insurance Company (filed herewith)
    (ii)   Powers of Attorney for General American Life Insurance
           Company as Guarantor (filed herewith)


(1) Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.
(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement electronically filed on November 19, 1997.
(3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 (File Nos. 333-34741 and 811-05200) to Form N-4 electronically filed on January 26, 1998.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 30, 1998.
(5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2002.
(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-05200) electronically filed on April 30, 2003.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 27, 2004.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on July 15, 2004.
(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-54358 and 811-05200) electronically filed on July 13, 2005.
(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on October 7, 2005.
(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 21, 2006.
(15) Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811- 03365) electronically filed on April 24, 2006.
(16) Incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 333-96795 and 811-08306) electronically filed on July 27, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    -------------------------------------
 Michael K. Farrell                     Chairman of the Board, President,
 5 Park Plaza, Suite 1900               Chief Executive Officer and Director
 Irvine, CA 92614

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel, Secretary and Director
 Irvine, CA 92614

 Kevin J. Paulson                       Senior Vice President
 4700 Westown Parkway
 West Des Moines, IA 50266

 Charles V. Curcio                      Vice President-Finance
 501 Route 22
 Bridgewater, NJ 08807

 Brian C. Kiel                          Vice President, Appointed Actuary
 501 Route 22
 Bridgewater, NJ 08807

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Jonathan L. Rosenthal                  Vice President, Chief Hedging Officer
 501 Route 22
 Bridgewater, NJ 08807

 Jay S. Kaduson                         Vice President and Director
 10 Park Avenue
 Morristown, NJ 07967

 Jeffrey A. Tupper                      Assistant Vice President and Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Anthony J. Williamson                  Treasurer
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Susan A. Buffum                        Director
 334 Madison Avenue
 Convent Station, NJ 07961

 Margaret C. Fechtmann                  Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Elizabeth M. Forget                    Director
 260 Madison Avenue
 New York, NY 10010

 George Foulke                          Director
 501 Route 22
 Bridgewater, NJ 08807

 Paul A. Sylvester                      Director
 10 Park Avenue
 Morristown, NJ 07967

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2007, there were 1,208 Qualified Contract Owners and 4,025 Non-Qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

      MetLife of CT Fund U for Variable Annuities
      MetLife of CT Fund VA for Variable Annuities
      MetLife of CT Fund BD for Variable Annuities
      MetLife of CT Fund BD II for Variable Annuities
      MetLife of CT Fund BD III for Variable Annuities
      MetLife of CT Fund BD IV for Variable Annuities
      MetLife of CT Fund ABD for Variable Annuities
      MetLife of CT Fund ABD II for Variable Annuities
      MetLife of CT Separate Account PF for Variable Annuities
      MetLife of CT Separate Account PF II for Variable Annuities
      MetLife of CT Separate Account QP for Variable Annuities
      MetLife of CT Separate Account QPN for Variable Annuities
      MetLife of CT Separate Account TM for Variable Annuities
      MetLife of CT Separate Account TM II for Variable Annuities
      MetLife of CT Separate Account Five for Variable Annuities
      MetLife of CT Separate Account Six for Variable Annuities
      MetLife of CT Separate Account Seven for Variable Annuities
      MetLife of CT Separate Account Eight for Variable Annuities
      MetLife of CT Separate Account Nine for Variable Annuities
      MetLife of CT Separate Account Ten for Variable Annuities
      MetLife of CT Fund UL for Variable Life Insurance,
      MetLife of CT Fund UL II for Variable Life Insurance
      MetLife of CT Fund UL III for Variable Life Insurance
      MetLife of CT Variable Life Insurance Separate Account One
      MetLife of CT Variable Life Insurance Separate Account Two
      MetLife of CT Variable Life Insurance Separate Account Three
      MetLife of CT Variable Life Insurance Separate Account Four
      MetLife of CT Separate Account Eleven for Variable Annuities
      MetLife of CT Separate Account Twelve for Variable Annuities
      MetLife of CT Separate Account Thirteen for Variable Annuities
      MetLife of CT Separate Account Fourteen for Variable Annuities
      MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
      MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
      Metropolitan Life Variable Annuity Separate Account II
      Metropolitan Life Variable Annuity Separate Account I

      Met Investors Series Trust
      MetLife Investors Variable Annuity Account Five
      MetLife Investors Variable Life Account One
      MetLife Investors Variable Life Account Five

      MetLife Investors USA Separate Account A
      MetLife Investors USA Variable Life Account A
      First MetLife Investors Variable Annuity Account One
      General American Separate Account Eleven
      General American Separate Account Twenty-Eight
      General American Separate Account Twenty-Nine
      General American Separate Account Two
      Security Equity Separate Account Twenty-Six
      Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


 Name and Principal Business Address    Positions and Offices with Underwriter
 -----------------------------------    --------------------------------------
 Paul A. Sylvester                      President, National Sales Manager-
 10 Park Avenue                         Annuities & LTC
 Morristown, NJ 07962

 Elizabeth M. Forget                    Executive Vice President, Investment
 260 Madison Avenue                     Fund Management & Marketing
 New York, NY 10016

 Paul A. LaPiana                        Executive Vice President, National
 5 Park Plaza, Suite 1900               Sales Manager- Life
 Irvine, CA 92614

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel and Secretary
 Irvine, CA 92614

 Andrew Aiello                          Senior Vice President, Channel
 1 MetLife Plaza                        Head-National Accounts
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Jeffrey A. Barker                      Senior Vice President, Channel
 1 MetLife Plaza                        Head-Independent Accounts
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Douglas P. Rodgers                     Senior Vice President, Channel
 10 Park Avenue                         Head-LTC
 Morristown, NJ 07962

 Myrna Solomon                          Senior Vice President, Channel
 501 Boylston Street                    Head-Banks
 Boston, MA 02116

 Leslie Sutherland                      Senior Vice President, Channel
 1 MetLife Plaza                        Head-Broker/Dealers
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Edward C. Wilson                       Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Wirehouse
 Irvine, CA 92614

 Curtis Wohlers                         Senior Vice President, Channel
 1 MetLife Plaza                        Head-Planners
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Peter Gruppuso                         Vice President, Chief Financial
 485-E US Highway 1 South               Officer
 Iselin, NJ 08830

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Craig W. Markham                       Vice President and Director
 13045 Tesson Ferry Road
 St. Louis, MO 63128

 Anthony J. Williamson                  Treasurer
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Michael K. Farrell                     Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 William J. Toppeta                     Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)              (2)              (3)           (4)         (5)
                                     Compensation on
                                         Events
                                     Occasioning the
                    Net Underwriting Deduction of a
  Name of Principal  Discounts and   Deferred Sales   Brokerage     Other
     Underwriter      Commissions         Load       Commissions Compensation
  ----------------- ---------------- --------------- ----------- ------------
    MetLife
    Investors
    Distribution
    Company           $92,747,340          $0            $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a) Registrant

         (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

         (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

         (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607

         (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

         (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

         (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 18th day of April, 2007.

                                              METLIFE INVESTORS VARIABLE
                                              ANNUITY ACCOUNT ONE
                                              (Registrant)

                                              By: METLIFE INVESTORS INSURANCE
                                                  COMPANY

                                              By: /s/ RICHARD C. PEARSON
                                                  -----------------------------

                                                  Richard C. Pearson
                                                  Executive Vice President,
                                                  General Counsel and Secretary

                                              METLIFE INVESTORS INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By: /s/ RICHARD C. PEARSON
                                                  -----------------------------

                                                  Richard C. Pearson
                                                  Executive Vice President,
                                                  General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on April 18, 2007.


 /s/ Michael K. Farrell *               Chairman of the Board, President,
 -------------------------------------  Chief Executive Officer and Director
 Michael K. Farrell

 /s/ Richard C. Pearson *               Executive Vice President, General
 -------------------------------------  Counsel, Secretary and Director
 Richard C. Pearson

 /s/ Charles V. Curcio *                Vice President-Finance (principal
 -------------------------------------  financial officer and principal
 Charles V. Curcio                      accounting officer)

 /s/ Jay S. Kaduson *                   Vice President and Director
 -------------------------------------
 Jay S. Kaduson

 /s/ Jeffrey A. Tupper *                Assistant Vice President and Director
 -------------------------------------
 Jeffrey A. Tupper

 /s/ Susan A. Buffum *                  Director
 -------------------------------------
 Susan A. Buffum

 /s/ Margaret C. Fechtmann *            Director
 -------------------------------------
 Margaret C. Fechtmann

 /s/ Elizabeth M. Forget *              Director
 -------------------------------------
 Elizabeth M. Forget

 /s/ George Foulke *                    Director
 -------------------------------------
 George Foulke

 /s/ Paul A. Sylvester *                Director
 -------------------------------------
 Paul A. Sylvester


                                         By: /s/ JOHN E. CONNOLLY, JR.
                                             ----------------------------------
                                             John E. Connolly, Jr.,
                                             Attorney-in-fact
                                             April 18, 2007
--------
* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  SIGNATURES

As required by the Securities Act of 1933, General American Life Insurance Company has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri, on this 18th day of April, 2007.

                                               GENERAL AMERICAN LIFE INSURANCE
                                               COMPANY
                                               (Guarantor)

                                           By: /s/ WILLIAM C. LANE
                                               --------------------------------
                                               William C. Lane
                                               Vice President and General
                                               Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on April 18, 2007.


 /s/ Lisa M. Weber *                    Chairman of the Board, President,
 -------------------------------------  Chief Executive Officer and Director
 Lisa M. Weber

 /s/ Joseph J. Prochaska, Jr.*          Executive Vice President and Chief
 -------------------------------------  Accounting Officer
 Joseph J. Prochaska, Jr.

 /s/ Anthony J. Williamson *            Senior Vice President, Treasurer and
 -------------------------------------  Director
 Anthony J. Williamson

 /s/ Charles V. Curcio                  Vice President (principal financial
 -------------------------------------  officer)
 Charles V. Curcio

 /s/ Michael K. Farrell *               Director
 -------------------------------------
 Michael K. Farrell

 /s/ James L. Lipscomb *                Director
 -------------------------------------
 James L. Lipscomb

 /s/ William J. Mullaney *              Director
 -------------------------------------
 William J. Mullaney

 /s/ Catherine A. Rein *                Director
 -------------------------------------
 Catherine A. Rein

 /s/ Stanley J. Talbi *                 Director
 -------------------------------------
 Stanley J. Talbi

 /s/ Michael J. Vietri *                Director
 -------------------------------------
 Michael J. Vietri

 /s/ William J. Wheeler *               Director
 -------------------------------------
 William J. Wheeler


                                           By: /s/ JOHN E. CONNOLLY, JR.
                                               --------------------------------
                                               John E. Connolly, Jr.,
                                               Attorney-in-fact
                                               April 18, 2007
--------
* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                       INDEX TO EXHIBITS

    EX-99.B3  (v)    Agreement and Plan of Merger
    EX-99.B8  (xiii) Participation Agreement MSF-MLI
    EX-99.B9         Opinion of Counsel
    EX-99.B10        Consent of Independent Registered Public Accounting
                     Firm (Deloitte & Touche LLP) for the Depositor,
                     Registrant and the Guarantor
    EX-99.B13 (i)    Powers of Attorney for MetLife Investors Insurance
                     Company
    EX-99.B13 (ii)   Powers of Attorney for General American Life Insurance
                     Company